Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Central Index Key	dei_EntityCentralIndexKey	0000811527
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 30, 2011
Prospectus Date	rr_ProspectusDate	Dec 1, 2011

EFIAA Fiduciary | BALANCED FUND
Balanced Fund
INVESTMENT OBJECTIVE AND GOAL
To seek capital appreciation and income;
conservation of capital is a secondary consideration.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary BALANCED FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary BALANCED FUND Fiduciary Shares
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses		0.94%
Total Annual Fund Operating Expenses		1.54%
Fee Waivers and Expense Reimbursement		0.55%
Net Expenses	[1]	0.99%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.99% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.97%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary BALANCED FUND Fiduciary Shares	101	433	787	1,788

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among stocks, bonds and other securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 80% of the bonds will be investment grade at the time of purchase. The Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody's; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund's Adviser.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy, the outlook for one sector of the bond market versus another and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the portfolio managers believe it is in shareholders' best interest to do so.

The Fund invests at least 80% of its equity security allocation in common stocks of large U.S. companies. The Fund generally considers a company to be a large U.S. company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. In particular, the portfolio managers look for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 10% of the Fund's assets in emerging market securities), including American Depositary Receipts. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Emerging Market Risk: The Fund's investments in emerging markets will cause it to face higher political, foreign investment and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk above.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

Regulatory Risk: The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and two additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	12.59%
Lowest Quarter	12/31/08	-14.47%
Year-to-date total return as of 9/30/2011		-5.69%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary BALANCED FUND	1 Year	5 Years	10 Years
Fiduciary Shares	11.60%	4.11%	2.64%
Fiduciary Shares Return After Taxes on Distributions	11.33%	3.28%	1.88%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	7.86%	3.29%	1.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Blended Index (reflects no deduction for fees, expenses or taxes)	12.13%	4.08%	3.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The blended index is 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | BALANCED FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.55%
Net Expenses	rr_NetExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	433
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,788
Annual Return 2001	rr_AnnualReturn2001	(4.94%)
Annual Return 2002	rr_AnnualReturn2002	(13.24%)
Annual Return 2003	rr_AnnualReturn2003	18.37%
Annual Return 2004	rr_AnnualReturn2004	4.90%
Annual Return 2005	rr_AnnualReturn2005	3.63%
Annual Return 2006	rr_AnnualReturn2006	12.09%
Annual Return 2007	rr_AnnualReturn2007	4.93%
Annual Return 2008	rr_AnnualReturn2008	(26.95%)
Annual Return 2009	rr_AnnualReturn2009	27.54%
Annual Return 2010	rr_AnnualReturn2010	11.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.47%)
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	2.64%
EFIAA Fiduciary | BALANCED FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.33%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	1.88%
EFIAA Fiduciary | BALANCED FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	1.95%
EFIAA Fiduciary | BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation and income;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	conservation of capital is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among stocks, bonds and other securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 80% of the bonds will be investment grade at the time of purchase. The Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody's; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund's Adviser.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy, the outlook for one sector of the bond market versus another and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the portfolio managers believe it is in shareholders' best interest to do so.

The Fund invests at least 80% of its equity security allocation in common stocks of large U.S. companies. The Fund generally considers a company to be a large U.S. company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. In particular, the portfolio managers look for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 10% of the Fund's assets in emerging market securities), including American Depositary Receipts. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Emerging Market Risk: The Fund's investments in emerging markets will cause it to face higher political, foreign investment and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk above.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

Regulatory Risk: The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and two additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and two additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	06/30/09	12.59%
Lowest Quarter	12/31/08	-14.47%
Year-to-date total return as of 9/30/2011		-5.69%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The blended index is 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

EFIAA Fiduciary | BALANCED FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
EFIAA Fiduciary | BALANCED FUND | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
EFIAA Fiduciary | BALANCED FUND | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	3.53%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.99% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.97%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | COGNITIVE VALUE FUND
Cognitive Value Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary COGNITIVE VALUE FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary COGNITIVE VALUE FUND Fiduciary Shares
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.58%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.34%
Fee Waivers and Expense Reimbursement		0.11%
Net Expenses	[3]	1.23%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.22% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.17%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary COGNITIVE VALUE FUND Fiduciary Shares	125	414	724	1,603

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest its assets primarily in common stocks of small capitalization value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the S&P SmallCap 600/Citigroup Value Index. The Fund may also invest in preferred stocks of small capitalization value companies. Under normal market conditions, the Fund may invest up to 25% of the Fund's assets in common and preferred stocks of microcap companies whose market capitalization, measured at the time of purchase, is less than the minimum market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index. There is no minimum market capitalization limit for the companies in which the Fund may invest. As of September 30, 2011, the market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index ranged from approximately $40.3 million to $5.3 billion. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market.

As part of the portfolio management of the Fund, the sub-adviser employs Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases) and cognitive errors. The sub-adviser attempts to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies, including up to 5% of its assets in securities of emerging market companies.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk. In addition, the Fund may invest up to 10% of its assets in exchange-traded funds ("ETFs") to provide liquidity and diversified exposure to the small cap value markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Microcap Company Risk: Investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/03	21.10%
Lowest Quarter	09/30/02	-24.10%
Year-to-date total return as of 9/30/2011		-14.13%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary COGNITIVE VALUE FUND	1 Year	5 Years	Since Inception	Inception Date
Fiduciary Shares	28.38%	3.76%	6.31%	May 30, 2001
Fiduciary Shares Return After Taxes on Distributions	28.14%	2.64%	5.23%	May 30, 2001
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	18.77%	2.91%	5.20%	May 30, 2001
S&P SmallCap 600/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)	24.72%	4.06%	7.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Cognitive Value Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for shareholder servicing fees and expenses applicable to Fiduciary Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | COGNITIVE VALUE FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Net Expenses	rr_NetExpensesOverAssets	1.23%	[3]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	724
10 Years	rr_ExpenseExampleYear10	1,603
Annual Return 2002	rr_AnnualReturn2002	(16.17%)
Annual Return 2003	rr_AnnualReturn2003	39.56%
Annual Return 2004	rr_AnnualReturn2004	16.35%
Annual Return 2005	rr_AnnualReturn2005	5.54%
Annual Return 2006	rr_AnnualReturn2006	22.13%
Annual Return 2007	rr_AnnualReturn2007	(4.95%)
Annual Return 2008	rr_AnnualReturn2008	(32.99%)
Annual Return 2009	rr_AnnualReturn2009	20.44%
Annual Return 2010	rr_AnnualReturn2010	28.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
1 Year	rr_AverageAnnualReturnYear01	28.38%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Fiduciary | COGNITIVE VALUE FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.14%
5 Years	rr_AverageAnnualReturnYear05	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Fiduciary | COGNITIVE VALUE FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.77%
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Fiduciary | COGNITIVE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cognitive Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	216.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest its assets primarily in common stocks of small capitalization value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the S&P SmallCap 600/Citigroup Value Index. The Fund may also invest in preferred stocks of small capitalization value companies. Under normal market conditions, the Fund may invest up to 25% of the Fund's assets in common and preferred stocks of microcap companies whose market capitalization, measured at the time of purchase, is less than the minimum market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index. There is no minimum market capitalization limit for the companies in which the Fund may invest. As of September 30, 2011, the market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index ranged from approximately $40.3 million to $5.3 billion. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market.

As part of the portfolio management of the Fund, the sub-adviser employs Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases) and cognitive errors. The sub-adviser attempts to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies, including up to 5% of its assets in securities of emerging market companies.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk. In addition, the Fund may invest up to 10% of its assets in exchange-traded funds ("ETFs") to provide liquidity and diversified exposure to the small cap value markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Microcap Company Risk: Investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	06/30/03	21.10%
Lowest Quarter	09/30/02	-24.10%
Year-to-date total return as of 9/30/2011		-14.13%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Cognitive Value Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for shareholder servicing fees and expenses applicable to Fiduciary Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

EFIAA Fiduciary | COGNITIVE VALUE FUND | S&P SmallCap 600/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.72%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.22% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.17%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | ENHANCED GROWTH FUND
Enhanced Growth Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary ENHANCED GROWTH FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary ENHANCED GROWTH FUND Fiduciary Shares
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.58%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.34%
Fee Waivers and Expense Reimbursement		0.13%
Net Expenses	[3]	1.21%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.20% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.15%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary ENHANCED GROWTH FUND Fiduciary Shares	123	412	722	1,601

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest its assets primarily in common and preferred securities that the sub-adviser believes have superior sales and earnings growth potential located in the United States and abroad. It is expected that, under normal market conditions, the Fund will invest in established companies in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, and may invest in other sectors if determined by the Fund's sub-adviser to be in the shareholders' best interests. The Fund may also invest up to 25% of its assets in U.S. dollar denominated stocks and bonds of foreign companies located in both developed and emerging markets.

Using a combination of qualitative and quantitative techniques, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects. The sub-adviser seeks to add value to the Fund's portfolio through stock selection. The Fund will invest primarily in companies with market capitalizations within the market capitalization ranges of companies included in the NASDAQ-100 Index and/or the S&P North American Technology Sector Index. As of September 30, 2011, the market capitalization for companies included in the NASDAQ-100 Index and the S&P North American Technology Sector Index ranged from approximately $3.2 billion to $353.4 billion and $298.3 million to $353.4 billion, respectively. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's portfolio.

The Fund may also invest opportunistically in initial public offerings ("IPOs") and in securities of new public companies that have had their IPO within the last six months. In choosing these companies, the sub-adviser will utilize both public and private information sources to identify attractive candidates. The Fund looks to invest in opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the sub-adviser evaluates the scope of business of a company and its competitive landscape, as well as its management team's experience.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Sector Risk: The risk associated with exposure to any one sector. Because the Fund's investment universe currently consists of securities in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, the Fund has a heavy weighting in these sectors.

The Fund's investments in technology related sectors such as these expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in these sectors. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

New Public Company Risk: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	18.64%
Lowest Quarter	06/30/02	-26.40%
Year-to-date total return as of 9/30/2011		-10.77%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary ENHANCED GROWTH FUND	1 Year	5 Years	Since Inception	Inception Date
Fiduciary Shares	16.35%	4.12%	0.99%	May 30, 2001
Fiduciary Shares Return After Taxes on Distributions	16.35%	4.11%	0.95%	May 30, 2001
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	10.63%	3.54%	0.82%	May 30, 2001
NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)	20.14%	6.81%	2.80%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	12.65%	5.83%	1.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Enhanced Growth Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for shareholder servicing fees and expenses applicable to Fiduciary Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The S&P North American Technology Sector Index is a modified capitalization-weighted equity index of United States technology-related stocks.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | ENHANCED GROWTH FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Net Expenses	rr_NetExpensesOverAssets	1.21%	[3]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	722
10 Years	rr_ExpenseExampleYear10	1,601
Annual Return 2002	rr_AnnualReturn2002	(35.60%)
Annual Return 2003	rr_AnnualReturn2003	45.95%
Annual Return 2004	rr_AnnualReturn2004	8.89%
Annual Return 2005	rr_AnnualReturn2005	0.67%
Annual Return 2006	rr_AnnualReturn2006	2.77%
Annual Return 2007	rr_AnnualReturn2007	15.77%
Annual Return 2008	rr_AnnualReturn2008	(43.94%)
Annual Return 2009	rr_AnnualReturn2009	56.96%
Annual Return 2010	rr_AnnualReturn2010	16.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.40%)
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Fiduciary | ENHANCED GROWTH FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Fiduciary | ENHANCED GROWTH FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.63%
5 Years	rr_AverageAnnualReturnYear05	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Fiduciary | ENHANCED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Enhanced Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest its assets primarily in common and preferred securities that the sub-adviser believes have superior sales and earnings growth potential located in the United States and abroad. It is expected that, under normal market conditions, the Fund will invest in established companies in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, and may invest in other sectors if determined by the Fund's sub-adviser to be in the shareholders' best interests. The Fund may also invest up to 25% of its assets in U.S. dollar denominated stocks and bonds of foreign companies located in both developed and emerging markets.

Using a combination of qualitative and quantitative techniques, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects. The sub-adviser seeks to add value to the Fund's portfolio through stock selection. The Fund will invest primarily in companies with market capitalizations within the market capitalization ranges of companies included in the NASDAQ-100 Index and/or the S&P North American Technology Sector Index. As of September 30, 2011, the market capitalization for companies included in the NASDAQ-100 Index and the S&P North American Technology Sector Index ranged from approximately $3.2 billion to $353.4 billion and $298.3 million to $353.4 billion, respectively. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's portfolio.

The Fund may also invest opportunistically in initial public offerings ("IPOs") and in securities of new public companies that have had their IPO within the last six months. In choosing these companies, the sub-adviser will utilize both public and private information sources to identify attractive candidates. The Fund looks to invest in opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the sub-adviser evaluates the scope of business of a company and its competitive landscape, as well as its management team's experience.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Sector Risk: The risk associated with exposure to any one sector. Because the Fund's investment universe currently consists of securities in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, the Fund has a heavy weighting in these sectors.

The Fund's investments in technology related sectors such as these expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in these sectors. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

New Public Company Risk: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and one additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/09	18.64%
Lowest Quarter	06/30/02	-26.40%
Year-to-date total return as of 9/30/2011		-10.77%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Enhanced Growth Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for shareholder servicing fees and expenses applicable to Fiduciary Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The S&P North American Technology Sector Index is a modified capitalization-weighted equity index of United States technology-related stocks.

EFIAA Fiduciary | ENHANCED GROWTH FUND | NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.14%
5 Years	rr_AverageAnnualReturnYear05	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
EFIAA Fiduciary | ENHANCED GROWTH FUND | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.20% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.15%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | Equity Income Fund
Equity Income Fund
INVESTMENT OBJECTIVE AND GOAL
To seek total return from income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary Equity Income Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary Equity Income Fund Fiduciary Shares
Management Fees		0.55%
Distribution (12b-1) Fees		none
Other Expenses		1.20%
Total Annual Fund Operating Expenses		1.75%
Fee Waivers and Expense Reimbursement		0.85%
Net Expenses	[1]	0.90%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.90% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.90%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary Equity Income Fund Fiduciary Shares	92	468	869	1,992

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest, under normal market conditions, in stocks that provide a dividend yield that is generally greater than the average yield for each stock's representative Global Industry Classification Standard ("GICS") sector and provide exposure across major sectors of the domestic equity market, as defined by GICS.

The sub-adviser uses a stock selection process that begins by identifying U.S. dividend paying stocks within a market capitalization range that reflects the market capitalization range of the companies included in the Russell 1000 Value Index (the "investable universe"). As of September 30, 2011, the market capitalization for companies included in the Russell 1000 Value Index ranged from approximately $470.3 million to $353.1 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The sub-adviser ranks each stock within each of the GICS industry sectors by its dividend yield — highest dividend yield to lowest dividend yield. The sub-adviser seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry sector. The sub-adviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities.

Under normal market conditions, the Fund may invest up to 20% of its assets in various other instruments, including, but not limited to, American Depositary Receipts, preferred stocks, bonds and index futures contracts and index options, including options on futures contracts, and other derivatives.

The Fund also may invest up to 10% of its assets in exchange-traded funds ("ETFs") and in options on ETFs. The Fund is permitted to invest more than 25% of the Fund's net assets in common stocks of companies which operate in the financial services sector.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Concentration Risk: The risk associated with exposure to any one industry or sector. Because the Fund seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry or sector and because a high percentage of these stocks are financial services based companies, the Fund, from time to time, focuses its investments (i.e., invests more than 25% of its net assets) in the financial services sector. This sector concentration exposes the Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:

•

Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. There is also the risk of government intervention in the sector, including such activities as forced receivership or restructuring of companies which could severely adversely affect the values of an investment in company stock.

•	Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.
•	Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

•	Consolidation and Competition. Newly enacted laws may result in increased inter-industry consolidation and competition in the financial sector.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	15.75%
Lowest Quarter	12/31/08	-21.86%
Year-to-date total return as of 9/30/2011		-5.16%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary Equity Income Fund	1 Year	5 Years	Since Inception	Inception Date
Fiduciary Shares	17.71%	1.88%	1.72%	Apr 1, 2005
Fiduciary Shares Return After Taxes on Distributions	17.16%	1.23%	1.06%	Apr 1, 2005
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	12.17%	1.52%	1.36%	Apr 1, 2005
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	2.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Equity Income Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above reflects the Class A Shares of the Fund from June 8, 2009 to July 24, 2009, and reflects the Class A shares of the Predecessor Fund prior to June 8, 2009. The performance of the Class A Shares has been adjusted because Class A Shares of the Fund and the Predecessor Fund bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown for periods prior to July 24, 2009 has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | Equity Income Fund | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.85%
Net Expenses	rr_NetExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	869
10 Years	rr_ExpenseExampleYear10	1,992
Annual Return 2006	rr_AnnualReturn2006	21.73%
Annual Return 2007	rr_AnnualReturn2007	0.46%
Annual Return 2008	rr_AnnualReturn2008	(34.80%)
Annual Return 2009	rr_AnnualReturn2009	16.96%
Annual Return 2010	rr_AnnualReturn2010	17.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.86%)
1 Year	rr_AverageAnnualReturnYear01	17.71%
5 Years	rr_AverageAnnualReturnYear05	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
EFIAA Fiduciary | Equity Income Fund | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.16%
5 Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
EFIAA Fiduciary | Equity Income Fund | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.17%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
EFIAA Fiduciary | Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to invest, under normal market conditions, in stocks that provide a dividend yield that is generally greater than the average yield for each stock's representative Global Industry Classification Standard ("GICS") sector and provide exposure across major sectors of the domestic equity market, as defined by GICS.

The sub-adviser uses a stock selection process that begins by identifying U.S. dividend paying stocks within a market capitalization range that reflects the market capitalization range of the companies included in the Russell 1000 Value Index (the "investable universe"). As of September 30, 2011, the market capitalization for companies included in the Russell 1000 Value Index ranged from approximately $470.3 million to $353.1 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The sub-adviser ranks each stock within each of the GICS industry sectors by its dividend yield — highest dividend yield to lowest dividend yield. The sub-adviser seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry sector. The sub-adviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities.

Under normal market conditions, the Fund may invest up to 20% of its assets in various other instruments, including, but not limited to, American Depositary Receipts, preferred stocks, bonds and index futures contracts and index options, including options on futures contracts, and other derivatives.

The Fund also may invest up to 10% of its assets in exchange-traded funds ("ETFs") and in options on ETFs. The Fund is permitted to invest more than 25% of the Fund's net assets in common stocks of companies which operate in the financial services sector.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Concentration Risk: The risk associated with exposure to any one industry or sector. Because the Fund seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry or sector and because a high percentage of these stocks are financial services based companies, the Fund, from time to time, focuses its investments (i.e., invests more than 25% of its net assets) in the financial services sector. This sector concentration exposes the Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:

•

Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. There is also the risk of government intervention in the sector, including such activities as forced receivership or restructuring of companies which could severely adversely affect the values of an investment in company stock.

•	Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.
•	Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

•	Consolidation and Competition. Newly enacted laws may result in increased inter-industry consolidation and competition in the financial sector.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	15.75%
Lowest Quarter	12/31/08	-21.86%
Year-to-date total return as of 9/30/2011		-5.16%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Equity Income Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above reflects the Class A Shares of the Fund from June 8, 2009 to July 24, 2009, and reflects the Class A shares of the Predecessor Fund prior to June 8, 2009. The performance of the Class A Shares has been adjusted because Class A Shares of the Fund and the Predecessor Fund bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown for periods prior to July 24, 2009 has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

EFIAA Fiduciary | Equity Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.90% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.90%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | Geneva Mid Cap Growth Fund
Geneva Mid Cap Growth Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary Geneva Mid Cap Growth Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary Geneva Mid Cap Growth Fund Fiduciary Shares
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.54%
Total Annual Fund Operating Expenses		1.29%
Fee Waivers and Expense Reimbursement		0.16%
Net Expenses	[1]	1.13%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.13% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.13%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary Geneva Mid Cap Growth Fund Fiduciary Shares	115	393	692	1,542

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the sub-adviser believes demonstrate, at the time of a stock's purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management.

The Fund's investment focus is on U.S. companies whose market capitalization is generally within the market capitalization range of the companies represented in the Russell Midcap Index at time of purchase ("medium capitalization U.S. companies"), although the Fund may invest in companies outside this range. As of September 30, 2011, the market capitalization for companies included in the Russell Midcap Index ranged from approximately $470.3 million to $16.7 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in medium capitalization U.S. companies. In selecting growth stocks for the Fund, the sub-adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company's financial statements and public disclosures). The sub-adviser's "bottom-up" approach is supplemented by "top-down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Medium-Sized Company Risk: Investing in medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many medium-sized companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, medium-sized companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of a fund that concentrates on medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	12/31/01	18.68%
Lowest Quarter	12/31/08	-24.61%
Year-to-date total return as of 9/30/2011		-8.78%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary Geneva Mid Cap Growth Fund	1 Year	5 Years	10 Years
Fiduciary Shares	29.69%	6.11%	6.33%
Fiduciary Shares Return After Taxes on Distributions	29.67%	5.91%	6.24%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	19.33%	5.26%	5.57%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Geneva Growth Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above reflects the Class A Shares of the Fund from June 8, 2009 to June 26, 2009, and reflects the Class A shares of the Predecessor Fund prior to June 8, 2009. The performance of the Class A Shares has been adjusted because Class A Shares of the Fund and the Predecessor Fund bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown for periods prior to June 26, 2009 has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | Geneva Mid Cap Growth Fund | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Net Expenses	rr_NetExpensesOverAssets	1.13%	[1]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,542
Annual Return 2001	rr_AnnualReturn2001	(5.18%)
Annual Return 2002	rr_AnnualReturn2002	(15.16%)
Annual Return 2003	rr_AnnualReturn2003	24.90%
Annual Return 2004	rr_AnnualReturn2004	19.63%
Annual Return 2005	rr_AnnualReturn2005	14.31%
Annual Return 2006	rr_AnnualReturn2006	3.68%
Annual Return 2007	rr_AnnualReturn2007	15.67%
Annual Return 2008	rr_AnnualReturn2008	(36.07%)
Annual Return 2009	rr_AnnualReturn2009	35.26%
Annual Return 2010	rr_AnnualReturn2010	29.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
1 Year	rr_AverageAnnualReturnYear01	29.69%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	6.33%
EFIAA Fiduciary | Geneva Mid Cap Growth Fund | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.67%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	6.24%
EFIAA Fiduciary | Geneva Mid Cap Growth Fund | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.33%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	5.57%
EFIAA Fiduciary | Geneva Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Geneva Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the sub-adviser believes demonstrate, at the time of a stock's purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management.

The Fund's investment focus is on U.S. companies whose market capitalization is generally within the market capitalization range of the companies represented in the Russell Midcap Index at time of purchase ("medium capitalization U.S. companies"), although the Fund may invest in companies outside this range. As of September 30, 2011, the market capitalization for companies included in the Russell Midcap Index ranged from approximately $470.3 million to $16.7 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in medium capitalization U.S. companies. In selecting growth stocks for the Fund, the sub-adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company's financial statements and public disclosures). The sub-adviser's "bottom-up" approach is supplemented by "top-down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Medium-Sized Company Risk: Investing in medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many medium-sized companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, medium-sized companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of a fund that concentrates on medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	12/31/01	18.68%
Lowest Quarter	12/31/08	-24.61%
Year-to-date total return as of 9/30/2011		-8.78%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Geneva Growth Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above reflects the Class A Shares of the Fund from June 8, 2009 to June 26, 2009, and reflects the Class A shares of the Predecessor Fund prior to June 8, 2009. The performance of the Class A Shares has been adjusted because Class A Shares of the Fund and the Predecessor Fund bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown for periods prior to June 26, 2009 has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

EFIAA Fiduciary | Geneva Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.13% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.13%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | Geneva Small Cap Growth Fund
Geneva Small Cap Growth Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary Geneva Small Cap Growth Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary Geneva Small Cap Growth Fund Fiduciary Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.00%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	2.01%
Fee Waivers and Expense Reimbursement		0.63%
Net Expenses	[3]	1.38%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.37% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.37%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary Geneva Small Cap Growth Fund Fiduciary Shares	140	570	1,025	2,287

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the sub-adviser believes demonstrate, at the time of a stock's purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management.

The Fund's investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000 Index at time of purchase ("small capitalization U.S. companies"), although the Fund may invest in companies outside this range. As of September 30, 2011, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $26.8 million to $3.3 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in small capitalization U.S. companies. In selecting growth stocks for the Fund, the sub-adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company's financial statements and public disclosures). The sub-adviser's "bottom-up" approach is supplemented by "top-down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Small Company Risk: Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a fund that concentrates on small companies may be more volatile than that of a fund that invests primarily in larger companies.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Fiduciary Shares for calendar year 2010 and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	12/31/10	17.87%
Lowest Quarter	06/30/10	-5.22%
Year-to-date total return as of 9/30/2011		-10.21%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary Geneva Small Cap Growth Fund	1 Year	Since Inception	Inception Date
Fiduciary Shares	35.90%	33.11%	Jun 12, 2009
Fiduciary Shares Return After Taxes on Distributions	34.88%	32.47%	Jun 12, 2009
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	23.88%	28.23%	Jun 12, 2009
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	30.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | Geneva Small Cap Growth Fund | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.63%
Net Expenses	rr_NetExpensesOverAssets	1.38%	[3]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	570
5 Years	rr_ExpenseExampleYear05	1,025
10 Years	rr_ExpenseExampleYear10	2,287
Annual Return 2010	rr_AnnualReturn2010	35.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.22%)
1 Year	rr_AverageAnnualReturnYear01	35.90%
Since Inception	rr_AverageAnnualReturnSinceInception	33.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
EFIAA Fiduciary | Geneva Small Cap Growth Fund | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.88%
Since Inception	rr_AverageAnnualReturnSinceInception	32.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
EFIAA Fiduciary | Geneva Small Cap Growth Fund | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.88%
Since Inception	rr_AverageAnnualReturnSinceInception	28.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
EFIAA Fiduciary | Geneva Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Geneva Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the sub-adviser believes demonstrate, at the time of a stock's purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management.

The Fund's investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000 Index at time of purchase ("small capitalization U.S. companies"), although the Fund may invest in companies outside this range. As of September 30, 2011, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $26.8 million to $3.3 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in small capitalization U.S. companies. In selecting growth stocks for the Fund, the sub-adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company's financial statements and public disclosures). The sub-adviser's "bottom-up" approach is supplemented by "top-down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Small Company Risk: Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a fund that concentrates on small companies may be more volatile than that of a fund that invests primarily in larger companies.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Fiduciary Shares for calendar year 2010 and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Fiduciary Shares for calendar year 2010 and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	12/31/10	17.87%
Lowest Quarter	06/30/10	-5.22%
Year-to-date total return as of 9/30/2011		-10.21%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EFIAA Fiduciary | Geneva Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
Since Inception	rr_AverageAnnualReturnSinceInception	30.82%

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.37% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.37%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | INTERNATIONAL OPPORTUNITIES FUND
International Opportunities Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary INTERNATIONAL OPPORTUNITIES FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary INTERNATIONAL OPPORTUNITIES FUND Fiduciary Shares
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.77%
Total Annual Fund Operating Expenses		1.52%
Fee Waivers and Expense Reimbursement		0.25%
Net Expenses	[1]	1.27%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.27% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.42%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary INTERNATIONAL OPPORTUNITIES FUND Fiduciary Shares	129	456	805	1,791

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions. Under normal circumstances, HighMark International Opportunities Fund will invest at least 65% of its assets, measured at the time of purchase, in equity securities of non-U.S. companies.

The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion and risk premiums. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models rank securities according to various measures of value, momentum, quality and analysts' expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because global economies are not synchronized, the relative importance of these factors varies by country. The sub-adviser generally overweights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The sub-adviser aims to remain broadly neutral with respect to sectors. In overweighting and underweighting, the sub-adviser may consider global market indices and its own estimates of competitor portfolio weightings.

In addition to the foregoing, the Fund may invest in equity securities, such as common and preferred stocks, of foreign issuers. The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives, for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs") to provide diversified exposure to different international markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Hedging Risk: When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	22.97%
Lowest Quarter	09/30/08	-22.29%
Year-to-date total return as of 9/30/2011		-18.94%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary INTERNATIONAL OPPORTUNITIES FUND	1 Year	5 Years	10 Years
Fiduciary Shares	11.85%	3.86%	5.48%
Fiduciary Shares Return After Taxes on Distributions	11.68%	3.03%	4.87%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	8.30%	3.24%	4.66%
MSCI All Country World ex-U.S. Index Gross (reflects no deduction for fees, expenses or taxes)	11.60%	5.29%	5.97%
MSCI EAFE Index Net (reflects no deduction for fees or expenses)	7.75%	2.46%	3.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard International Equity Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for shareholder servicing fees and expenses applicable to Fiduciary Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The MSCI EAFE Index Net is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It is comprised of the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | INTERNATIONAL OPPORTUNITIES FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%
Net Expenses	rr_NetExpensesOverAssets	1.27%	[1]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	805
10 Years	rr_ExpenseExampleYear10	1,791
Annual Return 2001	rr_AnnualReturn2001	(21.66%)
Annual Return 2002	rr_AnnualReturn2002	(12.85%)
Annual Return 2003	rr_AnnualReturn2003	43.64%
Annual Return 2004	rr_AnnualReturn2004	19.64%
Annual Return 2005	rr_AnnualReturn2005	20.32%
Annual Return 2006	rr_AnnualReturn2006	27.38%
Annual Return 2007	rr_AnnualReturn2007	18.51%
Annual Return 2008	rr_AnnualReturn2008	(44.84%)
Annual Return 2009	rr_AnnualReturn2009	29.73%
Annual Return 2010	rr_AnnualReturn2010	11.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.29%)
1 Year	rr_AverageAnnualReturnYear01	11.85%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	5.48%
EFIAA Fiduciary | INTERNATIONAL OPPORTUNITIES FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.68%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	4.87%
EFIAA Fiduciary | INTERNATIONAL OPPORTUNITIES FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	4.66%
EFIAA Fiduciary | INTERNATIONAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions. Under normal circumstances, HighMark International Opportunities Fund will invest at least 65% of its assets, measured at the time of purchase, in equity securities of non-U.S. companies.

The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion and risk premiums. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models rank securities according to various measures of value, momentum, quality and analysts' expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because global economies are not synchronized, the relative importance of these factors varies by country. The sub-adviser generally overweights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The sub-adviser aims to remain broadly neutral with respect to sectors. In overweighting and underweighting, the sub-adviser may consider global market indices and its own estimates of competitor portfolio weightings.

In addition to the foregoing, the Fund may invest in equity securities, such as common and preferred stocks, of foreign issuers. The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives, for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs") to provide diversified exposure to different international markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Hedging Risk: When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/09	22.97%
Lowest Quarter	09/30/08	-22.29%
Year-to-date total return as of 9/30/2011		-18.94%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard International Equity Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for shareholder servicing fees and expenses applicable to Fiduciary Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The MSCI EAFE Index Net is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It is comprised of the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East.

EFIAA Fiduciary | INTERNATIONAL OPPORTUNITIES FUND | MSCI All Country World ex-U.S. Index Gross (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	5.97%
EFIAA Fiduciary | INTERNATIONAL OPPORTUNITIES FUND | MSCI EAFE Index Net (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.27% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.42%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | Large Cap Core Equity Fund
Large Cap Core Equity Fund (formerly Core Equity Fund)
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary Large Cap Core Equity Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary Large Cap Core Equity Fund Fiduciary Shares
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Total Annual Fund Operating Expenses		1.23%
Fee Waivers and Expense Reimbursement		0.26%
Net Expenses	[1]	0.97%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.97% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.95%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary Large Cap Core Equity Fund Fiduciary Shares	99	365	651	1,466

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks of large capitalization U.S. companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities of large capitalization companies. The Fund considers a company to be a large capitalization company if the company's capitalization is equal to or greater than the top 60% of the companies that comprise the Russell 1000 Index. As of September 30, 2011, the market capitalization for companies included in the top 60% of companies that comprise the Russell 1000 Index ranged from approximately $3.5 billion to $353.4 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Adviser uses an actively managed bottom-up stock selection process for choosing securities across a large-cap equity market universe that primarily includes companies represented in the Russell 1000 Index. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on certain valuation factors and management criteria, and the potential for price appreciation. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Investments are sold when, as determined by the Adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

Under normal circumstances, the Fund generally will tend to keep cash exposure as low as practical to manage the Fund efficiently. The Fund may invest in futures and other derivative instruments to reduce the impact of any cash exposure on the Fund's performance. The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in other types of securities, including bonds, as appropriate, to meet the Fund's objective. Under volatile market conditions or extraordinary cash flow situations, the portfolio managers may invest up to 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	17.29%
Lowest Quarter	12/31/08	-22.48%
Year-to-date total return as of 9/30/2011		-8.22%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary Large Cap Core Equity Fund	1 Year	5 Years	10 Years
Fiduciary Shares	14.48%	1.98%	0.62%
Fiduciary Shares Return After Taxes on Distributions	14.31%	1.67%	0.37%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	9.61%	1.68%	0.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | Large Cap Core Equity Fund | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%
Net Expenses	rr_NetExpensesOverAssets	0.97%	[1]
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	651
10 Years	rr_ExpenseExampleYear10	1,466
Annual Return 2001	rr_AnnualReturn2001	(11.63%)
Annual Return 2002	rr_AnnualReturn2002	(23.59%)
Annual Return 2003	rr_AnnualReturn2003	27.22%
Annual Return 2004	rr_AnnualReturn2004	5.62%
Annual Return 2005	rr_AnnualReturn2005	6.25%
Annual Return 2006	rr_AnnualReturn2006	20.87%
Annual Return 2007	rr_AnnualReturn2007	(3.63%)
Annual Return 2008	rr_AnnualReturn2008	(35.88%)
Annual Return 2009	rr_AnnualReturn2009	29.02%
Annual Return 2010	rr_AnnualReturn2010	14.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.48%)
1 Year	rr_AverageAnnualReturnYear01	14.48%
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	0.62%
EFIAA Fiduciary | Large Cap Core Equity Fund | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.31%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	0.37%
EFIAA Fiduciary | Large Cap Core Equity Fund | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	0.48%
EFIAA Fiduciary | Large Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Core Equity Fund (formerly Core Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of large capitalization U.S. companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities of large capitalization companies. The Fund considers a company to be a large capitalization company if the company's capitalization is equal to or greater than the top 60% of the companies that comprise the Russell 1000 Index. As of September 30, 2011, the market capitalization for companies included in the top 60% of companies that comprise the Russell 1000 Index ranged from approximately $3.5 billion to $353.4 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Adviser uses an actively managed bottom-up stock selection process for choosing securities across a large-cap equity market universe that primarily includes companies represented in the Russell 1000 Index. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on certain valuation factors and management criteria, and the potential for price appreciation. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Investments are sold when, as determined by the Adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

Under normal circumstances, the Fund generally will tend to keep cash exposure as low as practical to manage the Fund efficiently. The Fund may invest in futures and other derivative instruments to reduce the impact of any cash exposure on the Fund's performance. The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in other types of securities, including bonds, as appropriate, to meet the Fund's objective. Under volatile market conditions or extraordinary cash flow situations, the portfolio managers may invest up to 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	06/30/09	17.29%
Lowest Quarter	12/31/08	-22.48%
Year-to-date total return as of 9/30/2011		-8.22%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EFIAA Fiduciary | Large Cap Core Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.97% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.95%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | LARGE CAP GROWTH FUND
Large Cap Growth Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation through investments in U.S. equity securities; current income is incidental.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary LARGE CAP GROWTH FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary LARGE CAP GROWTH FUND Fiduciary Shares
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.25%
Fee Waivers and Expense Reimbursement		0.22%
Net Expenses	[3]	1.03%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.02% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.97%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary LARGE CAP GROWTH FUND Fiduciary Shares	105	375	665	1,492

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks of large U.S. growth companies. In particular, the portfolio managers look for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in large capitalization companies. The Fund generally considers a company to be a large capitalization company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 10% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	12/31/01	17.59%
Lowest Quarter	03/31/01	-31.39%
Year-to-date total return as of 9/30/2011		-9.99%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary LARGE CAP GROWTH FUND	1 Year	5 Years	10 Years
Fiduciary Shares	14.04%	2.90%	(1.75%)
Fiduciary Shares Return After Taxes on Distributions	13.84%	2.80%	(1.81%)
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	9.39%	2.48%	(1.48%)
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | LARGE CAP GROWTH FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%
Net Expenses	rr_NetExpensesOverAssets	1.03%	[3]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,492
Annual Return 2001	rr_AnnualReturn2001	(35.54%)
Annual Return 2002	rr_AnnualReturn2002	(21.20%)
Annual Return 2003	rr_AnnualReturn2003	25.12%
Annual Return 2004	rr_AnnualReturn2004	2.46%
Annual Return 2005	rr_AnnualReturn2005	11.53%
Annual Return 2006	rr_AnnualReturn2006	5.53%
Annual Return 2007	rr_AnnualReturn2007	10.31%
Annual Return 2008	rr_AnnualReturn2008	(36.07%)
Annual Return 2009	rr_AnnualReturn2009	35.95%
Annual Return 2010	rr_AnnualReturn2010	14.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.39%)
1 Year	rr_AverageAnnualReturnYear01	14.04%
5 Years	rr_AverageAnnualReturnYear05	2.90%
10 Years	rr_AverageAnnualReturnYear10	(1.75%)
EFIAA Fiduciary | LARGE CAP GROWTH FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.84%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	(1.81%)
EFIAA Fiduciary | LARGE CAP GROWTH FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	(1.48%)
EFIAA Fiduciary | LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation through investments in U.S. equity securities; current income is incidental.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of large U.S. growth companies. In particular, the portfolio managers look for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in large capitalization companies. The Fund generally considers a company to be a large capitalization company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 10% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	12/31/01	17.59%
Lowest Quarter	03/31/01	-31.39%
Year-to-date total return as of 9/30/2011		-9.99%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EFIAA Fiduciary | LARGE CAP GROWTH FUND | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.02% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.97%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | LARGE CAP VALUE FUND
Large Cap Value Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary LARGE CAP VALUE FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary LARGE CAP VALUE FUND Fiduciary Shares
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses		0.59%
Total Annual Fund Operating Expenses		1.19%
Fee Waivers and Expense Reimbursement		0.19%
Net Expenses	[1]	1.00%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.00% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.95%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary LARGE CAP VALUE FUND Fiduciary Shares	102	359	636	1,426

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. When selecting stocks for the Fund's portfolio, the portfolio managers attempt to identify stocks that are undervalued relative to the market, the stocks' historical valuations or the stocks' future potential based on factors such as the stocks' underlying earnings, book values, cash flows, dividend yields and private market values. The Fund will generally invest in companies with large capitalizations, and it is anticipated that a majority of such companies will pay dividends.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in large capitalization companies. The Fund considers a company to be a large capitalization company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include investing up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/03	16.75%
Lowest Quarter	09/30/02	-19.30%
Year-to-date total return as of 9/30/2011		-18.83%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary LARGE CAP VALUE FUND	1 Year	5 Years	10 Years
Fiduciary Shares	13.29%	0.79%	1.61%
Fiduciary Shares Return After Taxes on Distributions	12.92%	0.35%	1.24%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	9.07%	0.67%	1.31%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | LARGE CAP VALUE FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%
Net Expenses	rr_NetExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,426
Annual Return 2001	rr_AnnualReturn2001	(16.01%)
Annual Return 2002	rr_AnnualReturn2002	(19.32%)
Annual Return 2003	rr_AnnualReturn2003	28.12%
Annual Return 2004	rr_AnnualReturn2004	18.14%
Annual Return 2005	rr_AnnualReturn2005	9.96%
Annual Return 2006	rr_AnnualReturn2006	19.20%
Annual Return 2007	rr_AnnualReturn2007	(0.92%)
Annual Return 2008	rr_AnnualReturn2008	(33.14%)
Annual Return 2009	rr_AnnualReturn2009	16.25%
Annual Return 2010	rr_AnnualReturn2010	13.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.30%)
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	1.61%
EFIAA Fiduciary | LARGE CAP VALUE FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.92%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	1.24%
EFIAA Fiduciary | LARGE CAP VALUE FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.07%
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	1.31%
EFIAA Fiduciary | LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. When selecting stocks for the Fund's portfolio, the portfolio managers attempt to identify stocks that are undervalued relative to the market, the stocks' historical valuations or the stocks' future potential based on factors such as the stocks' underlying earnings, book values, cash flows, dividend yields and private market values. The Fund will generally invest in companies with large capitalizations, and it is anticipated that a majority of such companies will pay dividends.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in large capitalization companies. The Fund considers a company to be a large capitalization company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include investing up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/03	16.75%
Lowest Quarter	09/30/02	-19.30%
Year-to-date total return as of 9/30/2011		-18.83%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EFIAA Fiduciary | LARGE CAP VALUE FUND | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.00% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.95%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | NYSE Arca Tech 100 Index Fund
NYSE Arca Tech 100 Index Fund
INVESTMENT OBJECTIVE AND GOAL
To track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary NYSE Arca Tech 100 Index Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary NYSE Arca Tech 100 Index Fund Fiduciary Shares
Management Fees		0.37%
Distribution (12b-1) Fees		none
Other Expenses		0.65%
Total Annual Fund Operating Expenses		1.02%
Fee Waivers and Expense Reimbursement		0.19%
Net Expenses	[1]	0.83%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.83% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.83%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary NYSE Arca Tech 100 Index Fund Fiduciary Shares	85	306	545	1,231

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. As of September 30, 2011, the market capitalization for companies included in the NYSE Arca Tech 100 Index ranged from approximately $194.4 million to $353.4 billion.

To pursue its principal investment strategy, the Fund, under normal market conditions, invests substantially all of its assets in substantially all of the component securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The Fund will seek to invest its assets such that its coefficient of correlation to the NYSE Arca Tech 100 Index will be approximately 90%. The Fund will also under normal circumstances maintain at least 90% of its assets in securities that are included in the NYSE Arca Tech 100 Index, except that the Fund may fall temporarily (i.e., up to five trading days) below 90% if the Fund receives cash inflows that it cannot, or it is imprudent, in the judgment of the sub-adviser, to, invest immediately in securities included in the NYSE Arca Tech 100 Index.

The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector.

From time to time, under normal market conditions, up to 5% of the Fund's assets may be held in cash, cash equivalents or certain short-term, fixed-income securities. These investments will not perform the same as the NYSE Arca Tech 100 Index. In order to achieve performance that more closely replicates the performance of the NYSE Arca Tech 100 Index, the Fund may invest up to 10% of its total assets in exchange-traded index futures contracts and index options, including futures contracts and options on the NASDAQ-100 Index. Subject to regulatory limitations, the Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs") that are based on the NASDAQ-100 Index or, should they become available, on the NYSE Arca Tech 100 Index, or that otherwise track closely to the NYSE Arca Tech 100 Index, and in options on such ETFs.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Correlation Risk: Although the sub-adviser will attempt to track the performance of the NYSE Arca Tech 100 Index, there can be no assurance that it will be able to do so in all market conditions. For example, the index options and futures used by the sub-adviser to equitize the Fund's cash positions and short-term investments may not precisely track the performance of the NYSE Arca Tech 100 Index. Also, the Fund will incur brokerage commissions and other transaction costs in order to maintain investments that mirror the NYSE Arca Tech 100 Index, and will incur advisory and other service fees and operating costs and expenses that will reduce the total return of the Fund as compared to that of the NYSE Arca Tech 100 Index.

Concentration Risk: The risk associated with exposure to any one industry or sector. Because the Fund structures its investment portfolio to correspond to the composition of the NYSE Arca Tech 100 Index, a significant portion of the Fund's investments will consist of securities within the technology sector. Generally, more than 25% of the net assets of the Fund will be invested in equity securities within that sector, and therefore, the Fund is concentrated in the technology sector.

The Fund's investments in technology related companies expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to intense global competition, a less diversified product line, and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

In addition, there may be times when one or more industries may be over-represented on the NYSE Arca Tech 100 Index (i.e., the industry represents greater than 25% of the NYSE Arca Tech 100 Index), which may expose the Fund during such periods to risks associated with industry concentration. The types of industries that are over-represented, if any, may vary from time to time.

Index Options and Index Futures Risk: Losses associated with index futures contracts and index options in which the Fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for the Fund. Also, there is a possibility that active trading may decline or cease altogether in the secondary market for a futures contract or an option held by the Fund. The Fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position. Finally, the Fund's options and futures strategies expose it to the correlation risks discussed above.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	12/31/01	32.67%
Lowest Quarter	09/30/01	-28.94%
Year-to-date total return as of 9/30/2011		-7.84%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary NYSE Arca Tech 100 Index Fund	1 Year	5 Years	10 Years
Fiduciary Shares	24.18%	5.02%	2.35%
Fiduciary Shares Return After Taxes on Distributions	24.18%	5.02%	2.32%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	15.71%	4.32%	2.02%
NYSE Arca Tech 100 Index (reflects no deduction for fees, expenses or taxes)	24.20%	5.34%	2.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and North Track NYSE Arca Tech 100 Index Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above reflects the Class A Shares of the Fund from June 8, 2009 to July 23, 2009, and reflects the Class A shares of the Predecessor Fund prior to June 8, 2009. The performance of the Class A Shares has been adjusted because Class A Shares of the Fund and the Predecessor Fund bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown for periods prior to July 23, 2009 has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | NYSE Arca Tech 100 Index Fund | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%
Net Expenses	rr_NetExpensesOverAssets	0.83%	[1]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	545
10 Years	rr_ExpenseExampleYear10	1,231
Annual Return 2001	rr_AnnualReturn2001	(16.33%)
Annual Return 2002	rr_AnnualReturn2002	(33.85%)
Annual Return 2003	rr_AnnualReturn2003	50.81%
Annual Return 2004	rr_AnnualReturn2004	10.92%
Annual Return 2005	rr_AnnualReturn2005	6.71%
Annual Return 2006	rr_AnnualReturn2006	4.14%
Annual Return 2007	rr_AnnualReturn2007	6.87%
Annual Return 2008	rr_AnnualReturn2008	(35.17%)
Annual Return 2009	rr_AnnualReturn2009	42.55%
Annual Return 2010	rr_AnnualReturn2010	24.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.94%)
1 Year	rr_AverageAnnualReturnYear01	24.18%
5 Years	rr_AverageAnnualReturnYear05	5.02%
10 Years	rr_AverageAnnualReturnYear10	2.35%
EFIAA Fiduciary | NYSE Arca Tech 100 Index Fund | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.18%
5 Years	rr_AverageAnnualReturnYear05	5.02%
10 Years	rr_AverageAnnualReturnYear10	2.32%
EFIAA Fiduciary | NYSE Arca Tech 100 Index Fund | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.71%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	2.02%
EFIAA Fiduciary | NYSE Arca Tech 100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NYSE Arca Tech 100 Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. As of September 30, 2011, the market capitalization for companies included in the NYSE Arca Tech 100 Index ranged from approximately $194.4 million to $353.4 billion.

To pursue its principal investment strategy, the Fund, under normal market conditions, invests substantially all of its assets in substantially all of the component securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The Fund will seek to invest its assets such that its coefficient of correlation to the NYSE Arca Tech 100 Index will be approximately 90%. The Fund will also under normal circumstances maintain at least 90% of its assets in securities that are included in the NYSE Arca Tech 100 Index, except that the Fund may fall temporarily (i.e., up to five trading days) below 90% if the Fund receives cash inflows that it cannot, or it is imprudent, in the judgment of the sub-adviser, to, invest immediately in securities included in the NYSE Arca Tech 100 Index.

The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector.

From time to time, under normal market conditions, up to 5% of the Fund's assets may be held in cash, cash equivalents or certain short-term, fixed-income securities. These investments will not perform the same as the NYSE Arca Tech 100 Index. In order to achieve performance that more closely replicates the performance of the NYSE Arca Tech 100 Index, the Fund may invest up to 10% of its total assets in exchange-traded index futures contracts and index options, including futures contracts and options on the NASDAQ-100 Index. Subject to regulatory limitations, the Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs") that are based on the NASDAQ-100 Index or, should they become available, on the NYSE Arca Tech 100 Index, or that otherwise track closely to the NYSE Arca Tech 100 Index, and in options on such ETFs.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Correlation Risk: Although the sub-adviser will attempt to track the performance of the NYSE Arca Tech 100 Index, there can be no assurance that it will be able to do so in all market conditions. For example, the index options and futures used by the sub-adviser to equitize the Fund's cash positions and short-term investments may not precisely track the performance of the NYSE Arca Tech 100 Index. Also, the Fund will incur brokerage commissions and other transaction costs in order to maintain investments that mirror the NYSE Arca Tech 100 Index, and will incur advisory and other service fees and operating costs and expenses that will reduce the total return of the Fund as compared to that of the NYSE Arca Tech 100 Index.

Concentration Risk: The risk associated with exposure to any one industry or sector. Because the Fund structures its investment portfolio to correspond to the composition of the NYSE Arca Tech 100 Index, a significant portion of the Fund's investments will consist of securities within the technology sector. Generally, more than 25% of the net assets of the Fund will be invested in equity securities within that sector, and therefore, the Fund is concentrated in the technology sector.

The Fund's investments in technology related companies expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to intense global competition, a less diversified product line, and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

In addition, there may be times when one or more industries may be over-represented on the NYSE Arca Tech 100 Index (i.e., the industry represents greater than 25% of the NYSE Arca Tech 100 Index), which may expose the Fund during such periods to risks associated with industry concentration. The types of industries that are over-represented, if any, may vary from time to time.

Index Options and Index Futures Risk: Losses associated with index futures contracts and index options in which the Fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for the Fund. Also, there is a possibility that active trading may decline or cease altogether in the secondary market for a futures contract or an option held by the Fund. The Fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position. Finally, the Fund's options and futures strategies expose it to the correlation risks discussed above.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	12/31/01	32.67%
Lowest Quarter	09/30/01	-28.94%
Year-to-date total return as of 9/30/2011		-7.84%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and North Track NYSE Arca Tech 100 Index Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above reflects the Class A Shares of the Fund from June 8, 2009 to July 23, 2009, and reflects the Class A shares of the Predecessor Fund prior to June 8, 2009. The performance of the Class A Shares has been adjusted because Class A Shares of the Fund and the Predecessor Fund bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown for periods prior to July 23, 2009 has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

EFIAA Fiduciary | NYSE Arca Tech 100 Index Fund | NYSE Arca Tech 100 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.20%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	2.91%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.83% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.83%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | Small Cap Core Fund
Small Cap Core Fund (formerly Small Cap Advantage Fund)
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary Small Cap Core Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary Small Cap Core Fund Fiduciary Shares
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.81%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.77%
Fee Waivers and Expense Reimbursement		0.39%
Net Expenses	[3]	1.38%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.37% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.32%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary Small Cap Core Fund Fiduciary Shares	140	519	923	2,052

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in stocks of U.S. small capitalization companies that the Adviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities of small capitalization companies.

The Fund considers a company to be a small capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the Russell 2000 Index. As of September 30, 2011, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $26.8 million to $3.3 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Adviser uses an actively managed bottom-up stock selection process for choosing securities across the small-cap equity market universe. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return.

This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Risk characteristics of the portfolio are monitored in an effort to minimize return volatility relative to the Russell 2000 Index. Investments are sold when, as determined by the Adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to holdings in primarily U.S. small-cap equity securities, the Fund may invest up to 20% of the Fund's assets in foreign securities, including American Depositary Receipts (which may include up to 5% of the Fund's assets in emerging market securities). The Fund may also invest in derivatives (including equity index futures) and exchange-traded funds ("ETFs") as warranted. Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. Fixed-income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions. In addition to those securities described above, the Fund may invest in other types of securities including fixed-income securities and very short-term debt obligations. Investment in such securities could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	19.67%
Lowest Quarter	12/31/08	-26.91%
Year-to-date total return as of 9/30/2011		-17.14%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary Small Cap Core Fund	1 Year	Since Inception	Inception Date
Fiduciary Shares	35.16%	(1.86%)	Mar 1, 2007
Fiduciary Shares Return After Taxes on Distributions	35.16%	(1.94%)	Mar 1, 2007
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	22.85%	(1.59%)	Mar 1, 2007
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	1.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | Small Cap Core Fund | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%
Net Expenses	rr_NetExpensesOverAssets	1.38%	[3]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	519
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	2,052
Annual Return 2008	rr_AnnualReturn2008	(31.74%)
Annual Return 2009	rr_AnnualReturn2009	20.59%
Annual Return 2010	rr_AnnualReturn2010	35.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.91%)
1 Year	rr_AverageAnnualReturnYear01	35.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
EFIAA Fiduciary | Small Cap Core Fund | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
EFIAA Fiduciary | Small Cap Core Fund | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.85%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
EFIAA Fiduciary | Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Core Fund (formerly Small Cap Advantage Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in stocks of U.S. small capitalization companies that the Adviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities of small capitalization companies.

The Fund considers a company to be a small capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the Russell 2000 Index. As of September 30, 2011, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $26.8 million to $3.3 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Adviser uses an actively managed bottom-up stock selection process for choosing securities across the small-cap equity market universe. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return.

This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Risk characteristics of the portfolio are monitored in an effort to minimize return volatility relative to the Russell 2000 Index. Investments are sold when, as determined by the Adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to holdings in primarily U.S. small-cap equity securities, the Fund may invest up to 20% of the Fund's assets in foreign securities, including American Depositary Receipts (which may include up to 5% of the Fund's assets in emerging market securities). The Fund may also invest in derivatives (including equity index futures) and exchange-traded funds ("ETFs") as warranted. Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. Fixed-income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions. In addition to those securities described above, the Fund may invest in other types of securities including fixed-income securities and very short-term debt obligations. Investment in such securities could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	19.67%
Lowest Quarter	12/31/08	-26.91%
Year-to-date total return as of 9/30/2011		-17.14%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EFIAA Fiduciary | Small Cap Core Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.37% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.32%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | VALUE MOMENTUM FUND
Value Momentum Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital growth;
current income is a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary VALUE MOMENTUM FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary VALUE MOMENTUM FUND Fiduciary Shares
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.13%
Fee Waivers and Expense Reimbursement		0.11%
Net Expenses	[1]	1.02%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.02% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.97%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary VALUE MOMENTUM FUND Fiduciary Shares	104	348	612	1,365

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests in stocks and other securities that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security's historical valuation. The portfolio managers then screen these stocks to eliminate those that demonstrate excessive negative price or earnings momentum. The Fund generally will invest in companies with medium to large market capitalizations, although the Fund may invest in companies of any size, and a majority of them will pay dividends. The Fund considers a company to be a large capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the S&P 500 Index and/or the Russell 1000 Value Index. As of September 30, 2011, the market capitalization for companies included in the S&P 500 Index and the Russell 1000 Value Index ranged from approximately $721.1 million to $353.4 billion and from approximately $470.3 million to $353.1 billion, respectively. The Fund considers a company to be a medium capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the Russell MidCap Index. As of September 30, 2011, the market capitalization for companies included in the Russell MidCap Index ranged from approximately $470.3 million to $16.7 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations. In these and other cases, the Fund may not achieve its total return and income objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Medium-Sized Companies Risk: Investing in medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many medium-sized companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, medium-sized companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of the Fund may be more volatile than that of a fund that invests primarily in larger companies.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/03	17.47%
Lowest Quarter	12/31/08	-24.06%
Year-to-date total return as of 9/30/2011		-10.54%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary VALUE MOMENTUM FUND	1 Year	5 Years	10 Years
Fiduciary Shares	13.23%	1.43%	2.46%
Fiduciary Shares Return After Taxes on Distributions	12.91%	0.18%	1.10%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	8.96%	1.23%	1.90%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | VALUE MOMENTUM FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Net Expenses	rr_NetExpensesOverAssets	1.02%	[1]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,365
Annual Return 2001	rr_AnnualReturn2001	(6.36%)
Annual Return 2002	rr_AnnualReturn2002	(20.38%)
Annual Return 2003	rr_AnnualReturn2003	29.75%
Annual Return 2004	rr_AnnualReturn2004	14.57%
Annual Return 2005	rr_AnnualReturn2005	7.13%
Annual Return 2006	rr_AnnualReturn2006	20.54%
Annual Return 2007	rr_AnnualReturn2007	2.45%
Annual Return 2008	rr_AnnualReturn2008	(38.20%)
Annual Return 2009	rr_AnnualReturn2009	24.22%
Annual Return 2010	rr_AnnualReturn2010	13.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.06%)
1 Year	rr_AverageAnnualReturnYear01	13.23%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	2.46%
EFIAA Fiduciary | VALUE MOMENTUM FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	0.18%
10 Years	rr_AverageAnnualReturnYear10	1.10%
EFIAA Fiduciary | VALUE MOMENTUM FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.96%
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	1.90%
EFIAA Fiduciary | VALUE MOMENTUM FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Momentum Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital growth;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests in stocks and other securities that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security's historical valuation. The portfolio managers then screen these stocks to eliminate those that demonstrate excessive negative price or earnings momentum. The Fund generally will invest in companies with medium to large market capitalizations, although the Fund may invest in companies of any size, and a majority of them will pay dividends. The Fund considers a company to be a large capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the S&P 500 Index and/or the Russell 1000 Value Index. As of September 30, 2011, the market capitalization for companies included in the S&P 500 Index and the Russell 1000 Value Index ranged from approximately $721.1 million to $353.4 billion and from approximately $470.3 million to $353.1 billion, respectively. The Fund considers a company to be a medium capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the Russell MidCap Index. As of September 30, 2011, the market capitalization for companies included in the Russell MidCap Index ranged from approximately $470.3 million to $16.7 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations. In these and other cases, the Fund may not achieve its total return and income objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Medium-Sized Companies Risk: Investing in medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many medium-sized companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, medium-sized companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of the Fund may be more volatile than that of a fund that invests primarily in larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/03	17.47%
Lowest Quarter	12/31/08	-24.06%
Year-to-date total return as of 9/30/2011		-10.54%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

EFIAA Fiduciary | VALUE MOMENTUM FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
EFIAA Fiduciary | VALUE MOMENTUM FUND | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.02% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.97%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | BOND FUND
Bond Fund
INVESTMENT OBJECTIVE AND GOAL
To seek total return through investments in fixed-income securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary BOND FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary BOND FUND Fiduciary Shares
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.51%
Total Annual Fund Operating Expenses		1.01%
Fee Waivers and Expense Reimbursement		0.29%
Net Expenses	[1]	0.72%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.72% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.77%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary BOND FUND Fiduciary Shares	74	293	530	1,210

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in bonds which include:

•	Debt obligations issued or guaranteed by the U.S. Government or its agencies.

•	Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment grade.

•	Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

•	Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody's and/or BBB- by S&P, but have a minimum rating of B3 by Moody's and/or B- by S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average duration of between 3 and 6 years, which the portfolio managers expect to be within one year of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity or duration of the Fund's investments, the greater the impact of a change in interest rates on the investments' value.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. With respect to mortgage-backed and asset-backed securities, enforcing rights against the underlying assets or collateral on such securities may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. Mortgage-backed and asset-backed securities may be subject to significant credit risk during declining economic cycles.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	4.95%
Lowest Quarter	09/30/08	-2.95%
Year-to-date total return as of 9/30/2011		4.94%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary BOND FUND	1 Year	5 Years	10 Years
Fiduciary Shares	7.68%	6.01%	5.64%
Fiduciary Shares Return After Taxes on Distributions	6.03%	4.31%	3.80%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	5.14%	4.15%	3.72%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | BOND FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%
Net Expenses	rr_NetExpensesOverAssets	0.72%	[1]
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	530
10 Years	rr_ExpenseExampleYear10	1,210
Annual Return 2001	rr_AnnualReturn2001	8.07%
Annual Return 2002	rr_AnnualReturn2002	7.36%
Annual Return 2003	rr_AnnualReturn2003	5.18%
Annual Return 2004	rr_AnnualReturn2004	3.88%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	3.76%
Annual Return 2007	rr_AnnualReturn2007	6.47%
Annual Return 2008	rr_AnnualReturn2008	1.41%
Annual Return 2009	rr_AnnualReturn2009	11.00%
Annual Return 2010	rr_AnnualReturn2010	7.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
1 Year	rr_AverageAnnualReturnYear01	7.68%
5 Years	rr_AverageAnnualReturnYear05	6.01%
10 Years	rr_AverageAnnualReturnYear10	5.64%
EFIAA Fiduciary | BOND FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.03%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	3.80%
EFIAA Fiduciary | BOND FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	3.72%
EFIAA Fiduciary | BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return through investments in fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in bonds which include:

•	Debt obligations issued or guaranteed by the U.S. Government or its agencies.

•	Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment grade.

•	Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

•	Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody's and/or BBB- by S&P, but have a minimum rating of B3 by Moody's and/or B- by S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average duration of between 3 and 6 years, which the portfolio managers expect to be within one year of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity or duration of the Fund's investments, the greater the impact of a change in interest rates on the investments' value.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. With respect to mortgage-backed and asset-backed securities, enforcing rights against the underlying assets or collateral on such securities may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. Mortgage-backed and asset-backed securities may be subject to significant credit risk during declining economic cycles.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	4.95%
Lowest Quarter	09/30/08	-2.95%
Year-to-date total return as of 9/30/2011		4.94%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EFIAA Fiduciary | BOND FUND | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.72% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.77%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
California Intermediate Tax-Free Bond Fund
INVESTMENT OBJECTIVE AND GOAL
To seek high current income that is exempt from federal income tax and California personal income tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND Fiduciary Shares
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.02%
Fee Waivers and Expense Reimbursement		0.48%
Net Expenses	[1]	0.54%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.54% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.52%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND Fiduciary Shares	55	277	517	1,204

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in investment-grade municipal bonds and notes that are tax-exempt in California. The Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody's; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund's Adviser.

Under normal market conditions, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, such as if there is a temporary lack of bonds available that are exempt from federal and California state taxes and that fit within the Fund's investment restrictions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax ("AMT") should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

•	The potential direction of interest rate changes.

•	Their expectations for the U.S. economy in general and California's economy in particular.

•	The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration. The Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal bonds than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in bonds issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

 Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	4.72%
Lowest Quarter	12/31/10	-2.57%
Year-to-date total return as of 9/30/2011		5.44%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND	1 Year	5 Years	10 Years
Fiduciary Shares	1.90%	3.85%	3.90%
Fiduciary Shares Return After Taxes on Distributions	1.90%	3.82%	3.85%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	2.27%	3.80%	3.87%
Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%	5.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.48%
Net Expenses	rr_NetExpensesOverAssets	0.54%	[1]
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	517
10 Years	rr_ExpenseExampleYear10	1,204
Annual Return 2001	rr_AnnualReturn2001	4.97%
Annual Return 2002	rr_AnnualReturn2002	8.46%
Annual Return 2003	rr_AnnualReturn2003	3.32%
Annual Return 2004	rr_AnnualReturn2004	2.31%
Annual Return 2005	rr_AnnualReturn2005	0.88%
Annual Return 2006	rr_AnnualReturn2006	3.13%
Annual Return 2007	rr_AnnualReturn2007	4.20%
Annual Return 2008	rr_AnnualReturn2008	3.59%
Annual Return 2009	rr_AnnualReturn2009	6.48%
Annual Return 2010	rr_AnnualReturn2010	1.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.57%)
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	3.90%
EFIAA Fiduciary | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	3.85%
EFIAA Fiduciary | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	3.87%
EFIAA Fiduciary | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	California Intermediate Tax-Free Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income that is exempt from federal income tax and California personal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade municipal bonds and notes that are tax-exempt in California. The Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody's; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund's Adviser.

Under normal market conditions, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, such as if there is a temporary lack of bonds available that are exempt from federal and California state taxes and that fit within the Fund's investment restrictions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax ("AMT") should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

•	The potential direction of interest rate changes.

•	Their expectations for the U.S. economy in general and California's economy in particular.

•	The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration. The Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal bonds than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in bonds issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

 Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	4.72%
Lowest Quarter	12/31/10	-2.57%
Year-to-date total return as of 9/30/2011		5.44%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EFIAA Fiduciary | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	5.15%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.54% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.52%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | NATIONAL INTERMEDIATE TAX-FREE BOND FUND
National Intermediate Tax-Free Bond Fund
INVESTMENT OBJECTIVE AND GOAL
To seek to provide high current income that is exempt from federal income tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary NATIONAL INTERMEDIATE TAX-FREE BOND FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary NATIONAL INTERMEDIATE TAX-FREE BOND FUND Fiduciary Shares
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.58%
Total Annual Fund Operating Expenses		1.08%
Fee Waivers and Expense Reimbursement		0.56%
Net Expenses	[1]	0.52%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.52% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.50%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary NATIONAL INTERMEDIATE TAX-FREE BOND FUND Fiduciary Shares	53	288	541	1,267

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax.

Under normal market conditions, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal market conditions, the Fund will invest at least 65% of its assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

Under certain conditions, such as if there is a temporary lack of bonds available that are exempt from federal taxes and that fit within the Fund's investment restrictions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goals, including providing high current income that is exempt from federal income tax. Investors who may be subject to the alternative minimum tax ("AMT") should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

•	The potential direction of interest rate changes.

•	Their expectations for the U.S. economy in general.

•	The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration. The Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	4.14%
Lowest Quarter	12/31/10	-2.50%
Year-to-date total return as of 9/30/2011		5.23%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary NATIONAL INTERMEDIATE TAX-FREE BOND FUND	1 Year	5 Years	10 Years
Fiduciary Shares	2.19%	4.03%	3.88%
Fiduciary Shares Return After Taxes on Distributions	2.19%	4.02%	3.84%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	2.46%	3.97%	3.86%
Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%	5.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance data shown in the above bar chart and table includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on 10/18/02. The National Intermediate Tax-Free Bond Fund commenced operations as of 10/18/02 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of Fiduciary Shares of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the fees and expenses associated with Fiduciary Shares of the Fund. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered, its returns may have been lower.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | NATIONAL INTERMEDIATE TAX-FREE BOND FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.56%
Net Expenses	rr_NetExpensesOverAssets	0.52%	[1]
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	541
10 Years	rr_ExpenseExampleYear10	1,267
Annual Return 2001	rr_AnnualReturn2001	4.69%
Annual Return 2002	rr_AnnualReturn2002	7.13%
Annual Return 2003	rr_AnnualReturn2003	3.73%
Annual Return 2004	rr_AnnualReturn2004	1.91%
Annual Return 2005	rr_AnnualReturn2005	1.26%
Annual Return 2006	rr_AnnualReturn2006	3.62%
Annual Return 2007	rr_AnnualReturn2007	4.40%
Annual Return 2008	rr_AnnualReturn2008	4.10%
Annual Return 2009	rr_AnnualReturn2009	5.87%
Annual Return 2010	rr_AnnualReturn2010	2.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.50%)
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	3.88%
EFIAA Fiduciary | NATIONAL INTERMEDIATE TAX-FREE BOND FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	3.84%
EFIAA Fiduciary | NATIONAL INTERMEDIATE TAX-FREE BOND FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.46%
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	3.86%
EFIAA Fiduciary | NATIONAL INTERMEDIATE TAX-FREE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	National Intermediate Tax-Free Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide high current income that is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax.

Under normal market conditions, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal market conditions, the Fund will invest at least 65% of its assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

Under certain conditions, such as if there is a temporary lack of bonds available that are exempt from federal taxes and that fit within the Fund's investment restrictions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goals, including providing high current income that is exempt from federal income tax. Investors who may be subject to the alternative minimum tax ("AMT") should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

•	The potential direction of interest rate changes.

•	Their expectations for the U.S. economy in general.

•	The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration. The Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	4.14%
Lowest Quarter	12/31/10	-2.50%
Year-to-date total return as of 9/30/2011		5.23%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance data shown in the above bar chart and table includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on 10/18/02. The National Intermediate Tax-Free Bond Fund commenced operations as of 10/18/02 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of Fiduciary Shares of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the fees and expenses associated with Fiduciary Shares of the Fund. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered, its returns may have been lower.

EFIAA Fiduciary | NATIONAL INTERMEDIATE TAX-FREE BOND FUND | Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	5.15%

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.52% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.50%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | SHORT TERM BOND FUND
Short Term Bond Fund
INVESTMENT OBJECTIVE AND GOAL
To seek total return through investments in fixed-income securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary SHORT TERM BOND FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary SHORT TERM BOND FUND Fiduciary Shares
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses		0.58%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	0.99%
Fee Waivers and Expense Reimbursement		0.38%
Net Expenses	[3]	0.61%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.60% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.68%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary SHORT TERM BOND FUND Fiduciary Shares	62	277	510	1,178

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in bonds which include:

•	Debt obligations issued or guaranteed by the U.S. Government or its agencies.

•	Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment grade.

•	Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

•	Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds. The Fund will maintain an average duration of between 1 and 3 years.

The Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody's and/or BBB- by S&P, but have a minimum rating of B3 by Moody's and/or B- by S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its goals.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The Fund portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

The Fund may sell a security if, among other reasons, the credit quality of the security deteriorates significantly or if a better relative value can be obtained from another security.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity or duration of the Fund's investments, the greater the impact of a change in interest rates on the investments' value.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	2.16%
Lowest Quarter	09/30/08	-0.62%
Year-to-date total return as of 9/30/2011		1.22%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary SHORT TERM BOND FUND	1 Year	5 Years	Since Inception	Inception Date
Fiduciary Shares	2.96%	4.34%	3.71%	Nov 2, 2004
Fiduciary Shares Return After Taxes on Distributions	2.02%	3.00%	2.43%	Nov 2, 2004
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	1.92%	2.92%	2.41%	Nov 2, 2004
Barclays Capital 1-3 Year U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	2.80%	4.53%	3.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | SHORT TERM BOND FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%
Net Expenses	rr_NetExpensesOverAssets	0.61%	[3]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	510
10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2005	rr_AnnualReturn2005	1.35%
Annual Return 2006	rr_AnnualReturn2006	4.06%
Annual Return 2007	rr_AnnualReturn2007	5.60%
Annual Return 2008	rr_AnnualReturn2008	2.37%
Annual Return 2009	rr_AnnualReturn2009	6.77%
Annual Return 2010	rr_AnnualReturn2010	2.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.62%)
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2004
EFIAA Fiduciary | SHORT TERM BOND FUND | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	3.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2004
EFIAA Fiduciary | SHORT TERM BOND FUND | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2004
EFIAA Fiduciary | SHORT TERM BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return through investments in fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds which include:

•	Debt obligations issued or guaranteed by the U.S. Government or its agencies.

•	Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment grade.

•	Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

•	Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds. The Fund will maintain an average duration of between 1 and 3 years.

The Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody's and/or BBB- by S&P, but have a minimum rating of B3 by Moody's and/or B- by S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its goals.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The Fund portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

The Fund may sell a security if, among other reasons, the credit quality of the security deteriorates significantly or if a better relative value can be obtained from another security.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity or duration of the Fund's investments, the greater the impact of a change in interest rates on the investments' value.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	2.16%
Lowest Quarter	09/30/08	-0.62%
Year-to-date total return as of 9/30/2011		1.22%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

EFIAA Fiduciary | SHORT TERM BOND FUND | Barclays Capital 1-3 Year U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.60% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.68%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | Wisconsin Tax-Exempt Fund
Wisconsin Tax-Exempt Fund
INVESTMENT OBJECTIVE AND GOAL
To seek to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary Wisconsin Tax-Exempt Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary Wisconsin Tax-Exempt Fund Fiduciary Shares
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.56%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.07%
Fee Waivers and Expense Reimbursement		0.41%
Net Expenses	[3]	0.66%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.65% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.65%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary Wisconsin Tax-Exempt Fund Fiduciary Shares	67	300	550	1,269

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in municipal securities issued by the State of Wisconsin, its municipalities, other political subdivisions and public authorities of Wisconsin and similar obligations of other agencies and entities that pay interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax (including territories and possessions of the United States and their political subdivisions and public authorities, and certain other governmental issuers) and also from federal and applicable Wisconsin alternative minimum taxes.

Debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions and certain other governmental issuers, the interest on which is exempt from federal income tax, are referred to as "tax exempt obligations."

When the sub-adviser is unable to find a sufficient supply of qualifying tax exempt obligations issued in Wisconsin that the sub-adviser believes could be good investments for the Fund, the sub-adviser may invest more than 25% of the Fund's net assets in debt obligations issued by or on behalf of Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa, the Northern Mariana Islands and their municipalities and other political subdivisions and public authorities, the income from which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax.

The Fund invests primarily in tax exempt obligations that are rated investment grade at the time of purchase (i.e., at least Baa3/BBB-) or that are unrated but that the sub-adviser determines, at the time of purchase, are of comparable quality to obligations rated investment grade.

The Fund may invest up to 20% of its assets in tax exempt obligations that are rated below investment grade (but not rated below B) and in unrated bonds that the sub-adviser determines, at the time of purchase, to be of comparable quality (these below investment-grade obligations are sometimes referred to as junk bonds).

It is possible that, after the Fund purchases a tax exempt obligation that meets its credit quality standards, the obligation may be downgraded or the sub-adviser may reassess its view of the issuer's credit quality. The sub-adviser will consider such an event in determining whether the Fund should continue to hold the obligation, but will not automatically dispose of the obligation solely because it has been downgraded. However, if such a downgrade causes more than 5% of the Fund's total assets to be invested in tax exempt obligations that do not meet the Fund's minimum credit standards, then the sub-adviser intends to sell some of the lower quality tax exempt obligations so that less than 5% of the Fund's total assets are invested in such obligations.

In analyzing rated and unrated tax exempt obligations, the sub-adviser obtains and reviews available information on the creditworthiness of the parties obligated to make principal and interest payments (including any parties who guarantee the borrower's payment obligations). The sub-adviser also considers various qualitative factors and trends that affect tax exempt obligations generally. A significant portion of the credit ratings of the tax exempt obligations held by the Fund are enhanced by insurance, although the ability of the insurer to pay principal and interest in the event of a default by the issuer cannot be assured.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forgo a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Fund.

Geographic Concentration Risk: The Fund normally will invest significant portions of its assets in several specific geographic areas, including Wisconsin and, to a lesser extent, U.S. territories, for example, Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa and the Northern Mariana Islands. Political, legislative, business and economic conditions and developments within these areas will affect the Fund's performance, because the Fund's investments primarily will be made in those geographic territories. For example, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of municipal issuers in these jurisdictions to pay interest or repay principal. Future political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of municipal issuers. By concentrating its investments in bonds issued in specific geographic areas, the Fund's credit risk is more dependent on the ability of the territory or state and its cities and municipalities to make timely payments on their obligations.

Concentration Risk: The risk associated with exposure to any one industry or sector. The Fund does not seek to concentrate its investments in any particular industry and generally will not invest more than 25% of its net assets in tax exempt obligations payable from the revenues of any single industry. However, when the sub-adviser is unable to find a sufficient supply of other appropriate tax exempt obligations, it may invest more than 25% of the Fund's net assets in bonds payable from the revenues of any of the housing, healthcare or utilities industries. Any economic, business, political and other changes that affect one such revenue bond potentially could affect other revenue bonds in the same industry segment. The resulting industry concentration could increase the Fund's market risk or credit risk, or both.

Limited Supply Risk: Only limited categories of tax exempt obligations are exempt from both federal income tax and Wisconsin personal income tax. Because there are limited categories of these double tax exempt bonds, the Fund may not always be able to invest its assets in tax exempt obligations issued in Wisconsin.

Alternative Minimum Tax Risk: The Fund may invest up to 10% of its total assets in municipal securities that generate interest which is subject to alternative minimum tax ("AMT"). As a result, taxpayers who are subject to the AMT potentially could earn a lower after-tax return.

In addition, changes to the tax laws that eliminate or reduce individual income taxes on corporate dividends or that make other investments more attractive could reduce demand for municipal securities and thus the value of the Fund.

Non-Diversification Risk: The Fund is a "non-diversified" fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	6.32%
Lowest Quarter	12/31/10	-3.86%
Year-to-date total return as of 9/30/2011		7.08%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary Wisconsin Tax-Exempt Fund	1 Year	5 Years	10 Years
Fiduciary Shares	1.85%	3.10%	4.00%
Fiduciary Shares Return After Taxes on Distributions	1.83%	3.09%	3.99%
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	2.50%	3.17%	3.97%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Wisconsin Tax-Exempt Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above reflects the Class A Shares of the Fund from June 8, 2009 to August 3, 2010, and reflects the Class A shares of the Predecessor Fund prior to June 8, 2009. The performance of the Class A Shares has been adjusted because Class A Shares of the Fund and the Predecessor Fund bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown for periods prior to August 3, 2010 has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | Wisconsin Tax-Exempt Fund | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.41%
Net Expenses	rr_NetExpensesOverAssets	0.66%	[3]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	550
10 Years	rr_ExpenseExampleYear10	1,269
Annual Return 2001	rr_AnnualReturn2001	4.56%
Annual Return 2002	rr_AnnualReturn2002	9.26%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	3.57%
Annual Return 2005	rr_AnnualReturn2005	2.64%
Annual Return 2006	rr_AnnualReturn2006	3.90%
Annual Return 2007	rr_AnnualReturn2007	2.54%
Annual Return 2008	rr_AnnualReturn2008	(3.16%)
Annual Return 2009	rr_AnnualReturn2009	10.84%
Annual Return 2010	rr_AnnualReturn2010	1.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.86%)
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	4.00%
EFIAA Fiduciary | Wisconsin Tax-Exempt Fund | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	3.99%
EFIAA Fiduciary | Wisconsin Tax-Exempt Fund | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	3.97%
EFIAA Fiduciary | Wisconsin Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wisconsin Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in municipal securities issued by the State of Wisconsin, its municipalities, other political subdivisions and public authorities of Wisconsin and similar obligations of other agencies and entities that pay interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax (including territories and possessions of the United States and their political subdivisions and public authorities, and certain other governmental issuers) and also from federal and applicable Wisconsin alternative minimum taxes.

Debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions and certain other governmental issuers, the interest on which is exempt from federal income tax, are referred to as "tax exempt obligations."

When the sub-adviser is unable to find a sufficient supply of qualifying tax exempt obligations issued in Wisconsin that the sub-adviser believes could be good investments for the Fund, the sub-adviser may invest more than 25% of the Fund's net assets in debt obligations issued by or on behalf of Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa, the Northern Mariana Islands and their municipalities and other political subdivisions and public authorities, the income from which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax.

The Fund invests primarily in tax exempt obligations that are rated investment grade at the time of purchase (i.e., at least Baa3/BBB-) or that are unrated but that the sub-adviser determines, at the time of purchase, are of comparable quality to obligations rated investment grade.

The Fund may invest up to 20% of its assets in tax exempt obligations that are rated below investment grade (but not rated below B) and in unrated bonds that the sub-adviser determines, at the time of purchase, to be of comparable quality (these below investment-grade obligations are sometimes referred to as junk bonds).

It is possible that, after the Fund purchases a tax exempt obligation that meets its credit quality standards, the obligation may be downgraded or the sub-adviser may reassess its view of the issuer's credit quality. The sub-adviser will consider such an event in determining whether the Fund should continue to hold the obligation, but will not automatically dispose of the obligation solely because it has been downgraded. However, if such a downgrade causes more than 5% of the Fund's total assets to be invested in tax exempt obligations that do not meet the Fund's minimum credit standards, then the sub-adviser intends to sell some of the lower quality tax exempt obligations so that less than 5% of the Fund's total assets are invested in such obligations.

In analyzing rated and unrated tax exempt obligations, the sub-adviser obtains and reviews available information on the creditworthiness of the parties obligated to make principal and interest payments (including any parties who guarantee the borrower's payment obligations). The sub-adviser also considers various qualitative factors and trends that affect tax exempt obligations generally. A significant portion of the credit ratings of the tax exempt obligations held by the Fund are enhanced by insurance, although the ability of the insurer to pay principal and interest in the event of a default by the issuer cannot be assured.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forgo a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Fund.

Geographic Concentration Risk: The Fund normally will invest significant portions of its assets in several specific geographic areas, including Wisconsin and, to a lesser extent, U.S. territories, for example, Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa and the Northern Mariana Islands. Political, legislative, business and economic conditions and developments within these areas will affect the Fund's performance, because the Fund's investments primarily will be made in those geographic territories. For example, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of municipal issuers in these jurisdictions to pay interest or repay principal. Future political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of municipal issuers. By concentrating its investments in bonds issued in specific geographic areas, the Fund's credit risk is more dependent on the ability of the territory or state and its cities and municipalities to make timely payments on their obligations.

Concentration Risk: The risk associated with exposure to any one industry or sector. The Fund does not seek to concentrate its investments in any particular industry and generally will not invest more than 25% of its net assets in tax exempt obligations payable from the revenues of any single industry. However, when the sub-adviser is unable to find a sufficient supply of other appropriate tax exempt obligations, it may invest more than 25% of the Fund's net assets in bonds payable from the revenues of any of the housing, healthcare or utilities industries. Any economic, business, political and other changes that affect one such revenue bond potentially could affect other revenue bonds in the same industry segment. The resulting industry concentration could increase the Fund's market risk or credit risk, or both.

Limited Supply Risk: Only limited categories of tax exempt obligations are exempt from both federal income tax and Wisconsin personal income tax. Because there are limited categories of these double tax exempt bonds, the Fund may not always be able to invest its assets in tax exempt obligations issued in Wisconsin.

Alternative Minimum Tax Risk: The Fund may invest up to 10% of its total assets in municipal securities that generate interest which is subject to alternative minimum tax ("AMT"). As a result, taxpayers who are subject to the AMT potentially could earn a lower after-tax return.

In addition, changes to the tax laws that eliminate or reduce individual income taxes on corporate dividends or that make other investments more attractive could reduce demand for municipal securities and thus the value of the Fund.

Non-Diversification Risk: The Fund is a "non-diversified" fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk: The Fund is a "non-diversified" fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	6.32%
Lowest Quarter	12/31/10	-3.86%
Year-to-date total return as of 9/30/2011		7.08%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Wisconsin Tax-Exempt Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical performance information shown above reflects the Class A Shares of the Fund from June 8, 2009 to August 3, 2010, and reflects the Class A shares of the Predecessor Fund prior to June 8, 2009. The performance of the Class A Shares has been adjusted because Class A Shares of the Fund and the Predecessor Fund bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown for periods prior to August 3, 2010 has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

EFIAA Fiduciary | Wisconsin Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.65% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.65%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | Tactical Growth & Income Allocation Fund
Tactical Growth & Income Allocation Fund (formerly Growth & Income Allocation Fund)
INVESTMENT OBJECTIVE AND GOAL
To seek capital appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary Tactical Growth & Income Allocation Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary Tactical Growth & Income Allocation Fund Fiduciary Shares
Management Fees		0.18%
Distribution (12b-1) Fees		none
Other Expenses		0.69%
Acquired Fund Fees and Expenses	[1]	0.96%
Total Annual Fund Operating Expenses	[2]	1.83%
Fee Waivers and Expense Reimbursement		0.54%
Net Expenses	[3]	1.29%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.33% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.33%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary Tactical Growth & Income Allocation Fund Fiduciary Shares	131	523	940	2,104

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest, either directly or through its investments in underlying funds, between 45% and 75% of its assets in equity securities, and between 25% and 55% of its assets in fixed-income securities. The Fund's strategic allocation target is 60% equity securities and 40% fixed-income securities.

The Fund is a balanced option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed-income investments for the Fund will vary depending on the portfolio manager's outlook on the expected return and risk of each selected investment. The portfolio manager's decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and portfolio risks.

The Fund invests in other HighMark Funds and may invest in equity and fixed-income funds that are not affiliated with HighMark Funds, including funds that invest in non-U.S. securities.

The Fund may invest directly in equity securities, fixed-income securities (including but not limited to high-yield securities and U.S. Government securities), derivatives (including but not limited to futures, forwards and options for hedging and speculative purposes), cash and cash equivalents. In addition, the Fund may invest in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus and, for more detail on the target allocation range of investments of the Fund as of the date of the Fund's prospectus, see the "Other Investment Matters" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Investing in Mutual Funds Risk: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

Fixed-Income Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed-income securities, and may also invest directly in such securities. Fixed-income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

Equity Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

Foreign Investment Risk: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges, when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	13.73%
Lowest Quarter	12/31/08	-15.86%
Year-to-date total return as of 9/30/2011		-9.73%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary Tactical Growth & Income Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
Fiduciary Shares	14.74%	3.58%	4.56%	Oct 12, 2004
Fiduciary Shares Return After Taxes on Distributions	14.44%	2.84%	3.90%	Oct 12, 2004
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	9.85%	2.85%	3.73%	Oct 12, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.15%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.39%	Sep 30, 2004
Blended Index (reflects no deduction for fees, expenses or taxes)	11.77%	3.90%	4.71%	Sep 30, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prior to 11/15/06, performance for Fiduciary Shares in the above bar chart and table is based on the performance of Class A Shares of the Fund. Class A Shares of the Fund, which were first offered 10/12/04, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered Shares, the annual returns for the classes would be substantially similar. The performance of the Class A Shares has been adjusted because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.

The blended index is 60% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | Tactical Growth & Income Allocation Fund | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%
Net Expenses	rr_NetExpensesOverAssets	1.29%	[3]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	940
10 Years	rr_ExpenseExampleYear10	2,104
Annual Return 2005	rr_AnnualReturn2005	5.37%
Annual Return 2006	rr_AnnualReturn2006	11.77%
Annual Return 2007	rr_AnnualReturn2007	3.49%
Annual Return 2008	rr_AnnualReturn2008	(27.58%)
Annual Return 2009	rr_AnnualReturn2009	24.07%
Annual Return 2010	rr_AnnualReturn2010	14.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.86%)
1 Year	rr_AverageAnnualReturnYear01	14.74%
5 Years	rr_AverageAnnualReturnYear05	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Fiduciary | Tactical Growth & Income Allocation Fund | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.44%
5 Years	rr_AverageAnnualReturnYear05	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Fiduciary | Tactical Growth & Income Allocation Fund | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Fiduciary | Tactical Growth & Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tactical Growth & Income Allocation Fund (formerly Growth & Income Allocation Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest, either directly or through its investments in underlying funds, between 45% and 75% of its assets in equity securities, and between 25% and 55% of its assets in fixed-income securities. The Fund's strategic allocation target is 60% equity securities and 40% fixed-income securities.

The Fund is a balanced option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed-income investments for the Fund will vary depending on the portfolio manager's outlook on the expected return and risk of each selected investment. The portfolio manager's decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and portfolio risks.

The Fund invests in other HighMark Funds and may invest in equity and fixed-income funds that are not affiliated with HighMark Funds, including funds that invest in non-U.S. securities.

The Fund may invest directly in equity securities, fixed-income securities (including but not limited to high-yield securities and U.S. Government securities), derivatives (including but not limited to futures, forwards and options for hedging and speculative purposes), cash and cash equivalents. In addition, the Fund may invest in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus and, for more detail on the target allocation range of investments of the Fund as of the date of the Fund's prospectus, see the "Other Investment Matters" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Investing in Mutual Funds Risk: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

Fixed-Income Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed-income securities, and may also invest directly in such securities. Fixed-income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

Equity Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

Foreign Investment Risk: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges, when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/09	13.73%
Lowest Quarter	12/31/08	-15.86%
Year-to-date total return as of 9/30/2011		-9.73%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prior to 11/15/06, performance for Fiduciary Shares in the above bar chart and table is based on the performance of Class A Shares of the Fund. Class A Shares of the Fund, which were first offered 10/12/04, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered Shares, the annual returns for the classes would be substantially similar. The performance of the Class A Shares has been adjusted because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.

The blended index is 60% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.

EFIAA Fiduciary | Tactical Growth & Income Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
EFIAA Fiduciary | Tactical Growth & Income Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
EFIAA Fiduciary | Tactical Growth & Income Allocation Fund | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
EFIAA Fiduciary | Tactical Growth & Income Allocation Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.77%
5 Years	rr_AverageAnnualReturnYear05	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.33% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.33%. Any such recoupment would reduce the Fund's future total return.

EFIAA Fiduciary | Tactical Capital Growth Allocation Fund
Tactical Capital Growth Allocation Fund (formerly Capital Growth Allocation Fund)
INVESTMENT OBJECTIVE AND GOAL
Primarily to seek capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary Tactical Capital Growth Allocation Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary Tactical Capital Growth Allocation Fund Fiduciary Shares
Management Fees		0.18%
Distribution (12b-1) Fees		none
Other Expenses		0.75%
Acquired Fund Fees and Expenses	[1]	1.04%
Total Annual Fund Operating Expenses	[2]	1.97%
Fee Waivers and Expense Reimbursement		0.60%
Net Expenses	[3]	1.37%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.33% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.33%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary Tactical Capital Growth Allocation Fund Fiduciary Shares	139	560	1,007	2,247

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest, either directly or through its investments in underlying funds, between 65% and 95% of its assets in equity securities, and between 5% and 35% of its assets in fixed-income securities. The Fund's strategic allocation target is 80% equity securities and 20% fixed-income securities.

The Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed-income investments for the Fund will vary depending on the portfolio manager's outlook on the expected return and risk of each selected investment. The portfolio manager's decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and portfolio risks.

The Fund invests in other HighMark Funds and may invest in equity and fixed-income funds that are not affiliated with HighMark Funds, including funds that invest in non-U.S. securities.

The Fund may invest directly in equity securities, fixed-income securities (including but not limited to high-yield securities and U.S. Government securities), derivatives (including but not limited to futures, forwards and options for hedging and speculative purposes), cash and cash equivalents. In addition, the Fund may invest in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus and, for more detail on the target allocation range of investments of the Fund as of the date of the Fund's prospectus, see the "Other Investment Matters" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Investing in Mutual Funds Risk: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

Fixed-Income Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed-income securities, and may also invest directly in such securities. Fixed-income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

Equity Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

Foreign Investment Risk: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments.

Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	16.69%
Lowest Quarter	12/31/08	-20.50%
Year-to-date total return as of 9/30/2011		-12.90%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary Tactical Capital Growth Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
Fiduciary Shares	17.00%	2.85%	4.36%	Oct 12, 2004
Fiduciary Shares Return After Taxes on Distributions	16.80%	2.17%	3.78%	Oct 12, 2004
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	11.30%	2.29%	3.64%	Oct 12, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.15%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.39%	Sep 30, 2004
Blended Index (reflects no deduction for fees, expenses or taxes)	13.31%	3.08%	4.38%	Sep 30, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prior to 11/15/06, performance for Fiduciary Shares in the above bar chart and table is based on the performance of Class A Shares of the Fund. Class A Shares of the Fund, which were first offered 10/12/04, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered Shares, the annual returns for the classes would be substantially similar. The performance of the Class A Shares has been adjusted because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.

The blended index is 80% S&P 500 Index, 15% Barclays Capital U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Fiduciary | Tactical Capital Growth Allocation Fund | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.60%
Net Expenses	rr_NetExpensesOverAssets	1.37%	[3]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	1,007
10 Years	rr_ExpenseExampleYear10	2,247
Annual Return 2005	rr_AnnualReturn2005	6.18%
Annual Return 2006	rr_AnnualReturn2006	14.50%
Annual Return 2007	rr_AnnualReturn2007	2.62%
Annual Return 2008	rr_AnnualReturn2008	(34.52%)
Annual Return 2009	rr_AnnualReturn2009	27.83%
Annual Return 2010	rr_AnnualReturn2010	17.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.50%)
1 Year	rr_AverageAnnualReturnYear01	17.00%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Fiduciary | Tactical Capital Growth Allocation Fund | Fiduciary Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%
5 Years	rr_AverageAnnualReturnYear05	2.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Fiduciary | Tactical Capital Growth Allocation Fund | Fiduciary Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Fiduciary | Tactical Capital Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tactical Capital Growth Allocation Fund (formerly Capital Growth Allocation Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primarily to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest, either directly or through its investments in underlying funds, between 65% and 95% of its assets in equity securities, and between 5% and 35% of its assets in fixed-income securities. The Fund's strategic allocation target is 80% equity securities and 20% fixed-income securities.

The Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed-income investments for the Fund will vary depending on the portfolio manager's outlook on the expected return and risk of each selected investment. The portfolio manager's decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and portfolio risks.

The Fund invests in other HighMark Funds and may invest in equity and fixed-income funds that are not affiliated with HighMark Funds, including funds that invest in non-U.S. securities.

The Fund may invest directly in equity securities, fixed-income securities (including but not limited to high-yield securities and U.S. Government securities), derivatives (including but not limited to futures, forwards and options for hedging and speculative purposes), cash and cash equivalents. In addition, the Fund may invest in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus and, for more detail on the target allocation range of investments of the Fund as of the date of the Fund's prospectus, see the "Other Investment Matters" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Investing in Mutual Funds Risk: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

Fixed-Income Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed-income securities, and may also invest directly in such securities. Fixed-income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

Equity Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

Foreign Investment Risk: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments.

Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/09	16.69%
Lowest Quarter	12/31/08	-20.50%
Year-to-date total return as of 9/30/2011		-12.90%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prior to 11/15/06, performance for Fiduciary Shares in the above bar chart and table is based on the performance of Class A Shares of the Fund. Class A Shares of the Fund, which were first offered 10/12/04, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered Shares, the annual returns for the classes would be substantially similar. The performance of the Class A Shares has been adjusted because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown has not been adjusted to reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.

The blended index is 80% S&P 500 Index, 15% Barclays Capital U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.

EFIAA Fiduciary | Tactical Capital Growth Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
EFIAA Fiduciary | Tactical Capital Growth Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
EFIAA Fiduciary | Tactical Capital Growth Allocation Fund | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
EFIAA Fiduciary | Tactical Capital Growth Allocation Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	3.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.33% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.33%. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | BALANCED FUND
Balanced Fund
INVESTMENT OBJECTIVE AND GOAL
To seek capital appreciation and income;
conservation of capital is a secondary consideration.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail BALANCED FUND	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail BALANCED FUND		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	0.75%	1.00%
Other Expenses		0.94%	0.94%	0.69%
Total Annual Fund Operating Expenses		1.79%	2.29%	2.29%
Fee Waivers and Expense Reimbursement		0.55%	0.45%	0.45%
Net Expenses	[1]	1.24%	1.84%	1.84%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.24%, 1.84% and 1.84%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail BALANCED FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	669	1,032	1,418	2,497
Class B Shares	687	972	1,384	2,465
Class C Shares	287	672	1,184	2,591

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail BALANCED FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	187	672	1,184	2,465
Class C Shares	187	672	1,184	2,591

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal market conditions, invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among stocks, bonds and other securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 80% of the bonds will be investment grade at the time of purchase. The Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody's; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund's Adviser.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy, the outlook for one sector of the bond market versus another and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the portfolio managers believe it is in shareholders' best interest to do so.

The Fund invests at least 80% of its equity security allocation in common stocks of large U.S. companies. The Fund generally considers a company to be a large U.S. company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. In particular, the portfolio managers look for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 10% of the Fund's assets in emerging market securities), including American Depositary Receipts. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Emerging Market Risk: The Fund's investments in emerging markets will cause it to face higher political, foreign investment and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk above.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

Regulatory Risk: The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and two additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	12.44%
Lowest Quarter	12/31/08	-14.48%
Year-to-date total return as of 9/30/2011		-5.81%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail BALANCED FUND	1 Year	5 Years	10 Years
Class A Shares	5.10%	2.68%	1.81%
Class A Shares Return After Taxes on Distributions	4.89%	1.92%	1.11%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	3.57%	2.09%	1.26%
Class B Shares	5.52%	2.86%	1.75%
Class C Shares	9.58%	3.21%	1.74%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Blended Index (reflects no deduction for fees, expenses or taxes)	12.13%	4.08%	3.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The blended index is 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | BALANCED FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.55%
Net Expenses	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	1,032
5 Years	rr_ExpenseExampleYear05	1,418
10 Years	rr_ExpenseExampleYear10	2,497
Annual Return 2001	rr_AnnualReturn2001	(5.24%)
Annual Return 2002	rr_AnnualReturn2002	(13.47%)
Annual Return 2003	rr_AnnualReturn2003	18.12%
Annual Return 2004	rr_AnnualReturn2004	4.65%
Annual Return 2005	rr_AnnualReturn2005	3.39%
Annual Return 2006	rr_AnnualReturn2006	11.76%
Annual Return 2007	rr_AnnualReturn2007	4.68%
Annual Return 2008	rr_AnnualReturn2008	(27.12%)
Annual Return 2009	rr_AnnualReturn2009	27.29%
Annual Return 2010	rr_AnnualReturn2010	11.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.48%)
1 Year	rr_AverageAnnualReturnYear01	5.10%
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	1.81%
EFIAA Retail | BALANCED FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	1.11%
EFIAA Retail | BALANCED FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	1.26%
EFIAA Retail | BALANCED FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%
Net Expenses	rr_NetExpensesOverAssets	1.84%	[2]
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	972
5 Years	rr_ExpenseExampleYear05	1,384
10 Years	rr_ExpenseExampleYear10	2,465
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	672
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,184
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,465
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	1.75%
EFIAA Retail | BALANCED FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%
Net Expenses	rr_NetExpensesOverAssets	1.84%	[2]
1 Year	rr_ExpenseExampleYear01	287
3 Years	rr_ExpenseExampleYear03	672
5 Years	rr_ExpenseExampleYear05	1,184
10 Years	rr_ExpenseExampleYear10	2,591
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	672
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,184
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,591
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	1.74%
EFIAA Retail | BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation and income;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	conservation of capital is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal market conditions, invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among stocks, bonds and other securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 80% of the bonds will be investment grade at the time of purchase. The Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody's; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund's Adviser.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy, the outlook for one sector of the bond market versus another and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the portfolio managers believe it is in shareholders' best interest to do so.

The Fund invests at least 80% of its equity security allocation in common stocks of large U.S. companies. The Fund generally considers a company to be a large U.S. company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. In particular, the portfolio managers look for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 10% of the Fund's assets in emerging market securities), including American Depositary Receipts. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Emerging Market Risk: The Fund's investments in emerging markets will cause it to face higher political, foreign investment and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk above.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

Regulatory Risk: The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and two additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and two additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/09	12.44%
Lowest Quarter	12/31/08	-14.48%
Year-to-date total return as of 9/30/2011		-5.81%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The blended index is 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

EFIAA Retail | BALANCED FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
EFIAA Retail | BALANCED FUND | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
EFIAA Retail | BALANCED FUND | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	3.53%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.24%, 1.84% and 1.84%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | COGNITIVE VALUE FUND
Cognitive Value Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail COGNITIVE VALUE FUND	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		none
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail COGNITIVE VALUE FUND		Class A Shares	Class C Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.58%	0.33%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.59%	2.09%
Fee Waivers and Expense Reimbursement		0.11%	0.01%
Net Expenses	[3]	1.48%	2.08%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.47% and 2.07%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.42% with respect to Class A Shares and 2.02% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail COGNITIVE VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	692	1,014	1,358	2,327
Class C Shares	311	654	1,123	2,420

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Retail COGNITIVE VALUE FUND Class C Shares	211	654	1,123	2,420

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will, under normal market conditions, invest its assets primarily in common stocks of small capitalization value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the S&P SmallCap 600/Citigroup Value Index. The Fund may also invest in preferred stocks of small capitalization value companies. Under normal market conditions, the Fund may invest up to 25% of the Fund's assets in common and preferred stocks of microcap companies whose market capitalization, measured at the time of purchase, is less than the minimum market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index. There is no minimum market capitalization limit for the companies in which the Fund may invest. As of September 30, 2011, the market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index ranged from approximately $40.3 million to $5.3 billion. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market.

As part of the portfolio management of the Fund, the sub-adviser employs Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases) and cognitive errors. The sub-adviser attempts to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies, including up to 5% of its assets in securities of emerging market companies.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk. In addition, the Fund may invest up to 10% of its assets in exchange-traded funds ("ETFs") to provide liquidity and diversified exposure to the small cap value markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Microcap Company Risk: Investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Notwithstanding the information set forth following the Average Annual Total Returns table, sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/03	21.07%
Lowest Quarter	09/30/02	-24.07%
Year-to-date total return as of 9/30/2011		-14.29%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail COGNITIVE VALUE FUND	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	20.92%	2.27%	5.37%	May 30, 2001
Class A Shares Return After Taxes on Distributions	20.72%	1.23%	4.34%	May 30, 2001
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	13.86%	1.65%	4.38%	May 30, 2001
Class C Shares	26.24%	2.76%	5.38%	May 30, 2001
S&P SmallCap 600/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)	24.72%	4.06%	7.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Cognitive Value Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Class A Shares and Class C Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund). The Class M Share performance has been adjusted for the maximum sales charge applicable to Class A Shares, as well as the Rule 12b-1 fees, shareholder servicing fees and expenses applicable to Class A and Class C Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | COGNITIVE VALUE FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Net Expenses	rr_NetExpensesOverAssets	1.48%	[4]
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	1,014
5 Years	rr_ExpenseExampleYear05	1,358
10 Years	rr_ExpenseExampleYear10	2,327
Annual Return 2002	rr_AnnualReturn2002	(16.45%)
Annual Return 2003	rr_AnnualReturn2003	39.13%
Annual Return 2004	rr_AnnualReturn2004	16.14%
Annual Return 2005	rr_AnnualReturn2005	5.22%
Annual Return 2006	rr_AnnualReturn2006	21.83%
Annual Return 2007	rr_AnnualReturn2007	(5.32%)
Annual Return 2008	rr_AnnualReturn2008	(33.22%)
Annual Return 2009	rr_AnnualReturn2009	20.08%
Annual Return 2010	rr_AnnualReturn2010	27.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.07%)
1 Year	rr_AverageAnnualReturnYear01	20.92%
5 Years	rr_AverageAnnualReturnYear05	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Retail | COGNITIVE VALUE FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.72%
5 Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Retail | COGNITIVE VALUE FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.86%
5 Years	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Retail | COGNITIVE VALUE FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Net Expenses	rr_NetExpensesOverAssets	2.08%	[4]
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	654
5 Years	rr_ExpenseExampleYear05	1,123
10 Years	rr_ExpenseExampleYear10	2,420
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	654
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,123
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,420
1 Year	rr_AverageAnnualReturnYear01	26.24%
5 Years	rr_AverageAnnualReturnYear05	2.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Retail | COGNITIVE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cognitive Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	216.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will, under normal market conditions, invest its assets primarily in common stocks of small capitalization value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the S&P SmallCap 600/Citigroup Value Index. The Fund may also invest in preferred stocks of small capitalization value companies. Under normal market conditions, the Fund may invest up to 25% of the Fund's assets in common and preferred stocks of microcap companies whose market capitalization, measured at the time of purchase, is less than the minimum market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index. There is no minimum market capitalization limit for the companies in which the Fund may invest. As of September 30, 2011, the market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index ranged from approximately $40.3 million to $5.3 billion. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market.

As part of the portfolio management of the Fund, the sub-adviser employs Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases) and cognitive errors. The sub-adviser attempts to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies, including up to 5% of its assets in securities of emerging market companies.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk. In addition, the Fund may invest up to 10% of its assets in exchange-traded funds ("ETFs") to provide liquidity and diversified exposure to the small cap value markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Microcap Company Risk: Investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Notwithstanding the information set forth following the Average Annual Total Returns table, sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Notwithstanding the information set forth following the Average Annual Total Returns table, sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/03	21.07%
Lowest Quarter	09/30/02	-24.07%
Year-to-date total return as of 9/30/2011		-14.29%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Cognitive Value Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Class A Shares and Class C Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund). The Class M Share performance has been adjusted for the maximum sales charge applicable to Class A Shares, as well as the Rule 12b-1 fees, shareholder servicing fees and expenses applicable to Class A and Class C Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

EFIAA Retail | COGNITIVE VALUE FUND | S&P SmallCap 600/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.72%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.47% and 2.07%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.42% with respect to Class A Shares and 2.02% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | ENHANCED GROWTH FUND
Enhanced Growth Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail ENHANCED GROWTH FUND	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail ENHANCED GROWTH FUND		Class A Shares	Class C Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.58%	0.33%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.59%	2.09%
Fee Waivers and Expense Reimbursement		0.13%	0.03%
Net Expenses	[3]	1.46%	2.06%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.45% and 2.05%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.40% with respect to Class A Shares and 2.00% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail ENHANCED GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	690	1,012	1,356	2,325
Class C Shares	309	652	1,121	2,418

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Retail ENHANCED GROWTH FUND Class C Shares	209	652	1,121	2,418

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will, under normal market conditions, invest its assets primarily in common and preferred securities that the sub-adviser believes have superior sales and earnings growth potential located in the United States and abroad. It is expected that, under normal market conditions, the Fund will invest in established companies in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, and may invest in other sectors if determined by the Fund's sub-adviser to be in the shareholders' best interests. The Fund may also invest up to 25% of its assets in U.S. dollar denominated stocks and bonds of foreign companies located in both developed and emerging markets.

Using a combination of qualitative and quantitative techniques, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects. The sub-adviser seeks to add value to the Fund's portfolio through stock selection. The Fund will invest primarily in companies with market capitalizations within the market capitalization ranges of companies included in the NASDAQ-100 Index and/or the S&P North American Technology Sector Index. As of September 30, 2011, the market capitalization for companies included in the NASDAQ-100 Index and the S&P North American Technology Sector Index ranged from approximately $3.2 billion to $353.4 billion and $298.3 million to $353.4 billion, respectively. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's portfolio.

The Fund may also invest opportunistically in initial public offerings ("IPOs") and in securities of new public companies that have had their IPO within the last six months. In choosing these companies, the sub-adviser will utilize both public and private information sources to identify attractive candidates. The Fund looks to invest in opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the sub-adviser evaluates the scope of business of a company and its competitive landscape, as well as its management team's experience.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Sector Risk: The risk associated with exposure to any one sector. Because the Fund's investment universe currently consists of securities in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, the Fund has a heavy weighting in these sectors.

The Fund's investments in technology related sectors such as these expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in these sectors. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

New Public Company Risk: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and one additional index.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Notwithstanding the information set forth following the Average Annual Total Returns table, sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	18.52%
Lowest Quarter	06/30/02	-26.59%
Year-to-date total return as of 9/30/2011		-11.05%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail ENHANCED GROWTH FUND	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	9.56%	2.48%	0.01%	May 30, 2001
Class A Shares Return After Taxes on Distributions	9.56%	2.48%	(0.02%)	May 30, 2001
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	6.22%	2.12%	(0.01%)	May 30, 2001
Class C Shares	14.15%	3.07%	0.08%	May 30, 2001
NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)	20.14%	6.81%	2.80%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	12.65%	5.83%	1.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Enhanced Growth Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Class A Shares and Class C Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund). The Class M Share performance has been adjusted for the maximum sales charge applicable to Class A Shares, as well as the Rule 12b-1 fees, shareholder servicing fees and expenses applicable to Class A and Class C Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The S&P North American Technology Sector Index is a modified capitalization-weighted equity index of United States technology-related stocks.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | ENHANCED GROWTH FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Net Expenses	rr_NetExpensesOverAssets	1.46%	[4]
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	1,012
5 Years	rr_ExpenseExampleYear05	1,356
10 Years	rr_ExpenseExampleYear10	2,325
Annual Return 2002	rr_AnnualReturn2002	(35.87%)
Annual Return 2003	rr_AnnualReturn2003	45.63%
Annual Return 2004	rr_AnnualReturn2004	8.73%
Annual Return 2005	rr_AnnualReturn2005	0.33%
Annual Return 2006	rr_AnnualReturn2006	2.44%
Annual Return 2007	rr_AnnualReturn2007	15.28%
Annual Return 2008	rr_AnnualReturn2008	(44.08%)
Annual Return 2009	rr_AnnualReturn2009	56.16%
Annual Return 2010	rr_AnnualReturn2010	15.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.59%)
1 Year	rr_AverageAnnualReturnYear01	9.56%
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Retail | ENHANCED GROWTH FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.56%
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Retail | ENHANCED GROWTH FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Retail | ENHANCED GROWTH FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Net Expenses	rr_NetExpensesOverAssets	2.06%	[4]
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,121
10 Years	rr_ExpenseExampleYear10	2,418
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,418
1 Year	rr_AverageAnnualReturnYear01	14.15%
5 Years	rr_AverageAnnualReturnYear05	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
EFIAA Retail | ENHANCED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Enhanced Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will, under normal market conditions, invest its assets primarily in common and preferred securities that the sub-adviser believes have superior sales and earnings growth potential located in the United States and abroad. It is expected that, under normal market conditions, the Fund will invest in established companies in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, and may invest in other sectors if determined by the Fund's sub-adviser to be in the shareholders' best interests. The Fund may also invest up to 25% of its assets in U.S. dollar denominated stocks and bonds of foreign companies located in both developed and emerging markets.

Using a combination of qualitative and quantitative techniques, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects. The sub-adviser seeks to add value to the Fund's portfolio through stock selection. The Fund will invest primarily in companies with market capitalizations within the market capitalization ranges of companies included in the NASDAQ-100 Index and/or the S&P North American Technology Sector Index. As of September 30, 2011, the market capitalization for companies included in the NASDAQ-100 Index and the S&P North American Technology Sector Index ranged from approximately $3.2 billion to $353.4 billion and $298.3 million to $353.4 billion, respectively. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's portfolio.

The Fund may also invest opportunistically in initial public offerings ("IPOs") and in securities of new public companies that have had their IPO within the last six months. In choosing these companies, the sub-adviser will utilize both public and private information sources to identify attractive candidates. The Fund looks to invest in opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the sub-adviser evaluates the scope of business of a company and its competitive landscape, as well as its management team's experience.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Sector Risk: The risk associated with exposure to any one sector. Because the Fund's investment universe currently consists of securities in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, the Fund has a heavy weighting in these sectors.

The Fund's investments in technology related sectors such as these expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in these sectors. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

New Public Company Risk: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and one additional index.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and one additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Notwithstanding the information set forth following the Average Annual Total Returns table, sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Notwithstanding the information set forth following the Average Annual Total Returns table, sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	06/30/09	18.52%
Lowest Quarter	06/30/02	-26.59%
Year-to-date total return as of 9/30/2011		-11.05%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Enhanced Growth Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Class A Shares and Class C Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund). The Class M Share performance has been adjusted for the maximum sales charge applicable to Class A Shares, as well as the Rule 12b-1 fees, shareholder servicing fees and expenses applicable to Class A and Class C Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The S&P North American Technology Sector Index is a modified capitalization-weighted equity index of United States technology-related stocks.

EFIAA Retail | ENHANCED GROWTH FUND | NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.14%
5 Years	rr_AverageAnnualReturnYear05	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
EFIAA Retail | ENHANCED GROWTH FUND | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.45% and 2.05%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.40% with respect to Class A Shares and 2.00% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | Equity Income Fund
Equity Income Fund
INVESTMENT OBJECTIVE AND GOAL
To seek total return from income and capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail Equity Income Fund	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail Equity Income Fund		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.55%	0.55%	0.55%
Distribution (12b-1) Fees		0.25%	0.75%	1.00%
Other Expenses		1.20%	1.20%	0.95%
Total Annual Fund Operating Expenses		2.00%	2.50%	2.50%
Fee Waivers and Expense Reimbursement		0.85%	0.75%	0.75%
Net Expenses	[1]	1.15%	1.75%	1.75%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.15%, 1.75% and 1.75%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.15% with respect to Class A Shares, 1.75% with respect to Class B Shares and 1.75% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	661	1,065	1,494	2,685
Class B Shares	678	1,007	1,463	2,656
Class C Shares	278	707	1,263	2,779

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	178	707	1,263	2,656
Class C Shares	178	707	1,263	2,779

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest, under normal market conditions, in stocks that provide a dividend yield that is generally greater than the average yield for each stock's representative Global Industry Classification Standard ("GICS") sector and provide exposure across major sectors of the domestic equity market, as defined by GICS.

The sub-adviser uses a stock selection process that begins by identifying U.S. dividend paying stocks within a market capitalization range that reflects the market capitalization range of the companies included in the Russell 1000 Value Index (the "investable universe"). As of September 30, 2011, the market capitalization for companies included in the Russell 1000 Value Index ranged from approximately $470.3 million to $353.1 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The sub-adviser ranks each stock within each of the GICS industry sectors by its dividend yield — highest dividend yield to lowest dividend yield. The sub-adviser seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry sector. The sub-adviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities.

Under normal market conditions, the Fund may invest up to 20% of its assets in various other instruments, including, but not limited to, American Depositary Receipts, preferred stocks, bonds and index futures contracts and index options, including options on futures contracts, and other derivatives.

The Fund also may invest up to 10% of its assets in exchange-traded funds ("ETFs") and in options on ETFs. The Fund is permitted to invest more than 25% of the Fund's net assets in common stocks of companies which operate in the financial services sector.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Concentration Risk: The risk associated with exposure to any one industry or sector. Because the Fund seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry or sector and because a high percentage of these stocks are financial services based companies, the Fund, from time to time, focuses its investments (i.e., invests more than 25% of its net assets) in the financial services sector. This sector concentration exposes the Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:

•

Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. There is also the risk of government intervention in the sector, including such activities as forced receivership or restructuring of companies which could severely adversely affect the values of an investment in company stock.

•	Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.

•	Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

•	Consolidation and Competition. Newly enacted laws may result in increased inter-industry consolidation and competition in the financial sector.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	15.64%
Lowest Quarter	12/31/08	-21.86%
Year-to-date total return as of 9/30/2011		-5.26%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail Equity Income Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	10.62%	0.75%	0.73%	Apr 1, 2005
Class A Shares Return After Taxes on Distributions	10.13%	0.09%	0.07%	Apr 1, 2005
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	7.49%	0.55%	0.51%	Apr 1, 2005
Class B Shares	11.36%	0.80%	0.83%	Apr 1, 2005
Class B Shares Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	2.36%
Class C Shares	15.36%	1.16%	1.18%	Apr 4, 2005
Class C Shares Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	2.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Equity Income Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | Equity Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.85%
Net Expenses	rr_NetExpensesOverAssets	1.15%	[2]
1 Year	rr_ExpenseExampleYear01	661
3 Years	rr_ExpenseExampleYear03	1,065
5 Years	rr_ExpenseExampleYear05	1,494
10 Years	rr_ExpenseExampleYear10	2,685
Annual Return 2006	rr_AnnualReturn2006	21.73%
Annual Return 2007	rr_AnnualReturn2007	0.46%
Annual Return 2008	rr_AnnualReturn2008	(34.80%)
Annual Return 2009	rr_AnnualReturn2009	17.58%
Annual Return 2010	rr_AnnualReturn2010	17.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.86%)
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
EFIAA Retail | Equity Income Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Years	rr_AverageAnnualReturnYear05	0.09%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
EFIAA Retail | Equity Income Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
EFIAA Retail | Equity Income Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.75%
Net Expenses	rr_NetExpensesOverAssets	1.75%	[2]
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	1,007
5 Years	rr_ExpenseExampleYear05	1,463
10 Years	rr_ExpenseExampleYear10	2,656
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	707
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,263
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,656
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
EFIAA Retail | Equity Income Fund | Class B Shares | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
EFIAA Retail | Equity Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.75%
Net Expenses	rr_NetExpensesOverAssets	1.75%	[2]
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	707
5 Years	rr_ExpenseExampleYear05	1,263
10 Years	rr_ExpenseExampleYear10	2,779
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	707
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,263
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,779
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2005
EFIAA Retail | Equity Income Fund | Class C Shares | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
EFIAA Retail | Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to invest, under normal market conditions, in stocks that provide a dividend yield that is generally greater than the average yield for each stock's representative Global Industry Classification Standard ("GICS") sector and provide exposure across major sectors of the domestic equity market, as defined by GICS.

The sub-adviser uses a stock selection process that begins by identifying U.S. dividend paying stocks within a market capitalization range that reflects the market capitalization range of the companies included in the Russell 1000 Value Index (the "investable universe"). As of September 30, 2011, the market capitalization for companies included in the Russell 1000 Value Index ranged from approximately $470.3 million to $353.1 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The sub-adviser ranks each stock within each of the GICS industry sectors by its dividend yield — highest dividend yield to lowest dividend yield. The sub-adviser seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry sector. The sub-adviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities.

Under normal market conditions, the Fund may invest up to 20% of its assets in various other instruments, including, but not limited to, American Depositary Receipts, preferred stocks, bonds and index futures contracts and index options, including options on futures contracts, and other derivatives.

The Fund also may invest up to 10% of its assets in exchange-traded funds ("ETFs") and in options on ETFs. The Fund is permitted to invest more than 25% of the Fund's net assets in common stocks of companies which operate in the financial services sector.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Concentration Risk: The risk associated with exposure to any one industry or sector. Because the Fund seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry or sector and because a high percentage of these stocks are financial services based companies, the Fund, from time to time, focuses its investments (i.e., invests more than 25% of its net assets) in the financial services sector. This sector concentration exposes the Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:

•

Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. There is also the risk of government intervention in the sector, including such activities as forced receivership or restructuring of companies which could severely adversely affect the values of an investment in company stock.

•	Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.

•	Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

•	Consolidation and Competition. Newly enacted laws may result in increased inter-industry consolidation and competition in the financial sector.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	09/30/09	15.64%
Lowest Quarter	12/31/08	-21.86%
Year-to-date total return as of 9/30/2011		-5.26%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Equity Income Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.15%, 1.75% and 1.75%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.15% with respect to Class A Shares, 1.75% with respect to Class B Shares and 1.75% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | Geneva Mid Cap Growth Fund
Geneva Mid Cap Growth Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail Geneva Mid Cap Growth Fund	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail Geneva Mid Cap Growth Fund		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	0.75%	1.00%
Other Expenses		0.54%	0.54%	0.29%
Total Annual Fund Operating Expenses		1.54%	2.04%	2.04%
Fee Waivers and Expense Reimbursement		0.16%	0.06%	0.06%
Net Expenses	[1]	1.38%	1.98%	1.98%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.38%, 1.98% and 1.98%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.38% with respect to Class A Shares, 1.98% with respect to Class B Shares and 1.98% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail Geneva Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	683	995	1,329	2,271
Class B Shares	701	934	1,293	2,236
Class C Shares	301	634	1,093	2,364

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail Geneva Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	201	634	1,093	2,236
Class C Shares	201	634	1,093	2,364

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the sub-adviser believes demonstrate, at the time of a stock's purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management.

The Fund's investment focus is on U.S. companies whose market capitalization is generally within the market capitalization range of the companies represented in the Russell Midcap Index at time of purchase ("medium capitalization U.S. companies"), although the Fund may invest in companies outside this range. As of September 30, 2011, the market capitalization for companies included in the Russell Midcap Index ranged from approximately $470.3 million to $16.7 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in medium capitalization U.S. companies. In selecting growth stocks for the Fund, the sub-adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company's financial statements and public disclosures). The sub-adviser's "bottom-up" approach is supplemented by "top-down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

 Medium-Sized Company Risk: Investing in medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many medium-sized companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, medium-sized companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of a fund that concentrates on medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	12/31/01	18.68%
Lowest Quarter	12/31/08	-24.61%
Year-to-date total return as of 9/30/2011		-8.95%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail Geneva Mid Cap Growth Fund	1 Year	5 Years	10 Years
Class A Shares	22.23%	4.82%	5.69%
Class A Shares Return After Taxes on Distributions	22.21%	4.63%	5.59%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	14.48%	4.13%	4.98%
Class B Shares	23.63%	4.95%	5.52%
Class C Shares	27.60%	5.27%	5.55%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Geneva Growth Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | Geneva Mid Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Net Expenses	rr_NetExpensesOverAssets	1.38%	[2]
1 Year	rr_ExpenseExampleYear01	683
3 Years	rr_ExpenseExampleYear03	995
5 Years	rr_ExpenseExampleYear05	1,329
10 Years	rr_ExpenseExampleYear10	2,271
Annual Return 2001	rr_AnnualReturn2001	(5.18%)
Annual Return 2002	rr_AnnualReturn2002	(15.16%)
Annual Return 2003	rr_AnnualReturn2003	24.90%
Annual Return 2004	rr_AnnualReturn2004	19.63%
Annual Return 2005	rr_AnnualReturn2005	14.31%
Annual Return 2006	rr_AnnualReturn2006	3.68%
Annual Return 2007	rr_AnnualReturn2007	15.67%
Annual Return 2008	rr_AnnualReturn2008	(36.07%)
Annual Return 2009	rr_AnnualReturn2009	35.02%
Annual Return 2010	rr_AnnualReturn2010	29.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
1 Year	rr_AverageAnnualReturnYear01	22.23%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	5.69%
EFIAA Retail | Geneva Mid Cap Growth Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.21%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	5.59%
EFIAA Retail | Geneva Mid Cap Growth Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.48%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	4.98%
EFIAA Retail | Geneva Mid Cap Growth Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Net Expenses	rr_NetExpensesOverAssets	1.98%	[2]
1 Year	rr_ExpenseExampleYear01	701
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,293
10 Years	rr_ExpenseExampleYear10	2,236
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,236
1 Year	rr_AverageAnnualReturnYear01	23.63%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	5.52%
EFIAA Retail | Geneva Mid Cap Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Net Expenses	rr_NetExpensesOverAssets	1.98%	[2]
1 Year	rr_ExpenseExampleYear01	301
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	2,364
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,364
1 Year	rr_AverageAnnualReturnYear01	27.60%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	5.55%
EFIAA Retail | Geneva Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Geneva Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the sub-adviser believes demonstrate, at the time of a stock's purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management.

The Fund's investment focus is on U.S. companies whose market capitalization is generally within the market capitalization range of the companies represented in the Russell Midcap Index at time of purchase ("medium capitalization U.S. companies"), although the Fund may invest in companies outside this range. As of September 30, 2011, the market capitalization for companies included in the Russell Midcap Index ranged from approximately $470.3 million to $16.7 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in medium capitalization U.S. companies. In selecting growth stocks for the Fund, the sub-adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company's financial statements and public disclosures). The sub-adviser's "bottom-up" approach is supplemented by "top-down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

 Medium-Sized Company Risk: Investing in medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many medium-sized companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, medium-sized companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of a fund that concentrates on medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	12/31/01	18.68%
Lowest Quarter	12/31/08	-24.61%
Year-to-date total return as of 9/30/2011		-8.95%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Geneva Growth Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

EFIAA Retail | Geneva Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.38%, 1.98% and 1.98%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.38% with respect to Class A Shares, 1.98% with respect to Class B Shares and 1.98% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | Geneva Small Cap Growth Fund
Geneva Small Cap Growth Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail Geneva Small Cap Growth Fund	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		none
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail Geneva Small Cap Growth Fund		Class A Shares	Class C Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		1.00%	0.75%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	2.26%	2.76%
Fee Waivers and Expense Reimbursement		0.63%	0.53%
Net Expenses	[3]	1.63%	2.23%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.62% and 2.22%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.62% with respect to Class A Shares and 2.22% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail Geneva Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	707	1,160	1,639	2,956
Class C Shares	326	806	1,413	3,051

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Retail Geneva Small Cap Growth Fund Class C Shares	226	806	1,413	3,051

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the sub-adviser believes demonstrate, at the time of a stock's purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management.

The Fund's investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000 Index at time of purchase ("small capitalization U.S. companies"), although the Fund may invest in companies outside this range. As of September 30, 2011, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $26.8 million to $3.3 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in small capitalization U.S. companies. In selecting growth stocks for the Fund, the sub-adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company's financial statements and public disclosures). The sub-adviser's "bottom-up" approach is supplemented by "top-down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Small Company Risk: Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a fund that concentrates on small companies may be more volatile than that of a fund that invests primarily in larger companies.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A Shares for calendar year 2010 and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	12/31/10	17.81%
Lowest Quarter	06/30/10	-5.31%
Year-to-date total return as of 9/30/2011		-10.45%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail Geneva Small Cap Growth Fund	1 Year	Since Inception	Inception Date
Class A Shares	28.16%	28.08%	Jun 12, 2009
Class A Shares Return After Taxes on Distributions	27.19%	27.46%	Jun 12, 2009
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	18.82%	23.88%	Jun 12, 2009
Class C Shares	33.73%	32.04%	Jun 12, 2009
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	30.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | Geneva Small Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.63%
Net Expenses	rr_NetExpensesOverAssets	1.63%	[4]
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	1,160
5 Years	rr_ExpenseExampleYear05	1,639
10 Years	rr_ExpenseExampleYear10	2,956
Annual Return 2010	rr_AnnualReturn2010	35.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.31%)
1 Year	rr_AverageAnnualReturnYear01	28.16%
Since Inception	rr_AverageAnnualReturnSinceInception	28.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
EFIAA Retail | Geneva Small Cap Growth Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%
Since Inception	rr_AverageAnnualReturnSinceInception	27.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
EFIAA Retail | Geneva Small Cap Growth Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.82%
Since Inception	rr_AverageAnnualReturnSinceInception	23.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
EFIAA Retail | Geneva Small Cap Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%
Net Expenses	rr_NetExpensesOverAssets	2.23%	[4]
1 Year	rr_ExpenseExampleYear01	326
3 Years	rr_ExpenseExampleYear03	806
5 Years	rr_ExpenseExampleYear05	1,413
10 Years	rr_ExpenseExampleYear10	3,051
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	806
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,413
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,051
1 Year	rr_AverageAnnualReturnYear01	33.73%
Since Inception	rr_AverageAnnualReturnSinceInception	32.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
EFIAA Retail | Geneva Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Geneva Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the sub-adviser believes demonstrate, at the time of a stock's purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management.

The Fund's investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000 Index at time of purchase ("small capitalization U.S. companies"), although the Fund may invest in companies outside this range. As of September 30, 2011, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $26.8 million to $3.3 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in small capitalization U.S. companies. In selecting growth stocks for the Fund, the sub-adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company's financial statements and public disclosures). The sub-adviser's "bottom-up" approach is supplemented by "top-down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Small Company Risk: Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a fund that concentrates on small companies may be more volatile than that of a fund that invests primarily in larger companies.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A Shares for calendar year 2010 and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A Shares for calendar year 2010 and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	12/31/10	17.81%
Lowest Quarter	06/30/10	-5.31%
Year-to-date total return as of 9/30/2011		-10.45%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

EFIAA Retail | Geneva Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
Since Inception	rr_AverageAnnualReturnSinceInception	30.82%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.62% and 2.22%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.62% with respect to Class A Shares and 2.22% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | INTERNATIONAL OPPORTUNITIES FUND
International Opportunities Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail INTERNATIONAL OPPORTUNITIES FUND	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		none
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail INTERNATIONAL OPPORTUNITIES FUND		Class A Shares	Class C Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.77%	0.52%
Total Annual Fund Operating Expenses		1.77%	2.27%
Fee Waivers and Expense Reimbursement		0.35%	0.15%
Net Expenses	[1]	1.42%	2.12%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.42% and 2.12%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.57% with respect to Class A Shares and 2.27% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (for Class A Shares, net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail INTERNATIONAL OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	687	1,044	1,426	2,492
Class C Shares	315	695	1,201	2,594

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Retail INTERNATIONAL OPPORTUNITIES FUND Class C Shares	215	695	1,201	2,594

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions. Under normal circumstances, HighMark International Opportunities Fund will invest at least 65% of its assets, measured at the time of purchase, in equity securities of non-U.S. companies.

The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion and risk premiums. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models rank securities according to various measures of value, momentum, quality and analysts' expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because global economies are not synchronized, the relative importance of these factors varies by country. The sub-adviser generally overweights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The sub-adviser aims to remain broadly neutral with respect to sectors. In overweighting and underweighting, the sub-adviser may consider global market indices and its own estimates of competitor portfolio weightings.

In addition to the foregoing, the Fund may invest in equity securities, such as common and preferred stocks, of foreign issuers. The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives, for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs") to provide diversified exposure to different international markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Hedging Risk: When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Notwithstanding the information set forth following the Average Annual Total Returns table, sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	23.03%
Lowest Quarter	09/30/08	-22.36%
Year-to-date total return as of 9/30/2011		-18.94%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail INTERNATIONAL OPPORTUNITIES FUND	1 Year	5 Years	10 Years
Class A Shares	5.53%	2.48%	4.65%
Class A Shares Return After Taxes on Distributions	5.42%	1.76%	4.09%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.10%	2.12%	3.95%
Class C Shares	9.87%	2.89%	4.59%
MSCI All Country World ex-U.S. Index Gross (reflects no deduction for fees, expenses or taxes)	11.60%	5.29%	5.97%
MSCI EAFE Index Net (reflects no deduction for fees or expenses)	7.75%	2.46%	3.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard International Equity Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Class A Shares and Class C Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund). The Class M Share performance has been adjusted for the maximum sales charge applicable to Class A Shares, as well as the Rule 12b-1 fees, shareholder servicing fees and expenses applicable to Class A and Class C Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The MSCI EAFE Index Net is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It is comprised of the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | INTERNATIONAL OPPORTUNITIES FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%
Net Expenses	rr_NetExpensesOverAssets	1.42%	[2]
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	1,044
5 Years	rr_ExpenseExampleYear05	1,426
10 Years	rr_ExpenseExampleYear10	2,492
Annual Return 2001	rr_AnnualReturn2001	(21.88%)
Annual Return 2002	rr_AnnualReturn2002	(13.14%)
Annual Return 2003	rr_AnnualReturn2003	43.31%
Annual Return 2004	rr_AnnualReturn2004	19.35%
Annual Return 2005	rr_AnnualReturn2005	20.11%
Annual Return 2006	rr_AnnualReturn2006	26.85%
Annual Return 2007	rr_AnnualReturn2007	18.31%
Annual Return 2008	rr_AnnualReturn2008	(45.06%)
Annual Return 2009	rr_AnnualReturn2009	29.82%
Annual Return 2010	rr_AnnualReturn2010	11.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.36%)
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	4.65%
EFIAA Retail | INTERNATIONAL OPPORTUNITIES FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	4.09%
EFIAA Retail | INTERNATIONAL OPPORTUNITIES FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.10%
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10	3.95%
EFIAA Retail | INTERNATIONAL OPPORTUNITIES FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Net Expenses	rr_NetExpensesOverAssets	2.12%	[2]
1 Year	rr_ExpenseExampleYear01	315
3 Years	rr_ExpenseExampleYear03	695
5 Years	rr_ExpenseExampleYear05	1,201
10 Years	rr_ExpenseExampleYear10	2,594
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	695
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,201
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,594
1 Year	rr_AverageAnnualReturnYear01	9.87%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	4.59%
EFIAA Retail | INTERNATIONAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (for Class A Shares, net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions. Under normal circumstances, HighMark International Opportunities Fund will invest at least 65% of its assets, measured at the time of purchase, in equity securities of non-U.S. companies.

The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion and risk premiums. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models rank securities according to various measures of value, momentum, quality and analysts' expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because global economies are not synchronized, the relative importance of these factors varies by country. The sub-adviser generally overweights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The sub-adviser aims to remain broadly neutral with respect to sectors. In overweighting and underweighting, the sub-adviser may consider global market indices and its own estimates of competitor portfolio weightings.

In addition to the foregoing, the Fund may invest in equity securities, such as common and preferred stocks, of foreign issuers. The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives, for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs") to provide diversified exposure to different international markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Hedging Risk: When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Notwithstanding the information set forth following the Average Annual Total Returns table, sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Notwithstanding the information set forth following the Average Annual Total Returns table, sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/09	23.03%
Lowest Quarter	09/30/08	-22.36%
Year-to-date total return as of 9/30/2011		-18.94%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard International Equity Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Class A Shares and Class C Shares, the historical performance information shown above for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund). The Class M Share performance has been adjusted for the maximum sales charge applicable to Class A Shares, as well as the Rule 12b-1 fees, shareholder servicing fees and expenses applicable to Class A and Class C Shares of the Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The MSCI EAFE Index Net is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It is comprised of the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East.

EFIAA Retail | INTERNATIONAL OPPORTUNITIES FUND | MSCI All Country World ex-U.S. Index Gross (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	5.97%
EFIAA Retail | INTERNATIONAL OPPORTUNITIES FUND | MSCI EAFE Index Net (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.42% and 2.12%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.57% with respect to Class A Shares and 2.27% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | Large Cap Core Equity Fund
Large Cap Core Equity Fund (formerly Core Equity Fund)
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail Large Cap Core Equity Fund	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail Large Cap Core Equity Fund		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	0.75%	1.00%
Other Expenses		0.63%	0.63%	0.38%
Total Annual Fund Operating Expenses		1.48%	1.98%	1.98%
Fee Waivers and Expense Reimbursement		0.26%	0.16%	0.16%
Net Expenses	[1]	1.22%	1.82%	1.82%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.22%, 1.82% and 1.82%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.20% with respect to Class A Shares, 1.80% with respect to Class B Shares and 1.80% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail Large Cap Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	667	968	1,290	2,200
Class B Shares	685	906	1,253	2,164
Class C Shares	285	606	1,053	2,293

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail Large Cap Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	185	606	1,053	2,164
Class C Shares	185	606	1,053	2,293

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks of large capitalization U.S. companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities of large capitalization companies. The Fund considers a company to be a large capitalization company if the company's capitalization is equal to or greater than the top 60% of the companies that comprise the Russell 1000 Index. As of September 30, 2011, the market capitalization for companies included in the top 60% of companies that comprise the Russell 1000 Index ranged from approximately $3.5 billion to $353.4 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Adviser uses an actively managed bottom-up stock selection process for choosing securities across a large-cap equity market universe. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on certain valuation factors and management criteria, and the potential for price appreciation. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Investments are sold when, as determined by the Adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

Under normal circumstances, the Fund generally will tend to keep cash exposure as low as practical to manage the Fund efficiently. The Fund may invest in futures and other derivative instruments to reduce the impact of any cash exposure on the Fund's performance. The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in other types of securities, including bonds, as appropriate, to meet the Fund's objective. Under volatile market conditions or extraordinary cash flow situations, the portfolio managers may invest up to 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class B Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	17.24%
Lowest Quarter	12/31/08	-22.46%
Year-to-date total return as of 9/30/2011		-8.29%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail Large Cap Core Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	7.95%	0.56%	(0.22%)
Class A Shares Return After Taxes on Distributions	7.83%	0.29%	(0.41%)
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.30%	0.47%	(0.21%)
Class B Shares	8.39%	0.67%	(0.29%)
Class B Shares S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Class C Shares	12.47%	1.02%		2.66%	Nov 28, 2003
Class C Shares S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%		4.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | Large Cap Core Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%
Net Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	667
3 Years	rr_ExpenseExampleYear03	968
5 Years	rr_ExpenseExampleYear05	1,290
10 Years	rr_ExpenseExampleYear10	2,200
Annual Return 2001	rr_AnnualReturn2001	(11.85%)
Annual Return 2002	rr_AnnualReturn2002	(23.80%)
Annual Return 2003	rr_AnnualReturn2003	26.98%
Annual Return 2004	rr_AnnualReturn2004	5.25%
Annual Return 2005	rr_AnnualReturn2005	6.01%
Annual Return 2006	rr_AnnualReturn2006	20.50%
Annual Return 2007	rr_AnnualReturn2007	(3.80%)
Annual Return 2008	rr_AnnualReturn2008	(36.05%)
Annual Return 2009	rr_AnnualReturn2009	28.53%
Annual Return 2010	rr_AnnualReturn2010	14.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.46%)
1 Year	rr_AverageAnnualReturnYear01	7.95%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	(0.22%)
Since Inception	rr_AverageAnnualReturnSinceInception
EFIAA Retail | Large Cap Core Equity Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	(0.41%)
Since Inception	rr_AverageAnnualReturnSinceInception
EFIAA Retail | Large Cap Core Equity Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.30%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	(0.21%)
Since Inception	rr_AverageAnnualReturnSinceInception
EFIAA Retail | Large Cap Core Equity Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Net Expenses	rr_NetExpensesOverAssets	1.82%	[2]
1 Year	rr_ExpenseExampleYear01	685
3 Years	rr_ExpenseExampleYear03	906
5 Years	rr_ExpenseExampleYear05	1,253
10 Years	rr_ExpenseExampleYear10	2,164
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,053
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,164
1 Year	rr_AverageAnnualReturnYear01	8.39%
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	(0.29%)
Since Inception	rr_AverageAnnualReturnSinceInception
EFIAA Retail | Large Cap Core Equity Fund | Class B Shares | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception
EFIAA Retail | Large Cap Core Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Net Expenses	rr_NetExpensesOverAssets	1.82%	[2]
1 Year	rr_ExpenseExampleYear01	285
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,053
10 Years	rr_ExpenseExampleYear10	2,293
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,053
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,293
1 Year	rr_AverageAnnualReturnYear01	12.47%
5 Years	rr_AverageAnnualReturnYear05	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2003
EFIAA Retail | Large Cap Core Equity Fund | Class C Shares | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
EFIAA Retail | Large Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Core Equity Fund (formerly Core Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of large capitalization U.S. companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities of large capitalization companies. The Fund considers a company to be a large capitalization company if the company's capitalization is equal to or greater than the top 60% of the companies that comprise the Russell 1000 Index. As of September 30, 2011, the market capitalization for companies included in the top 60% of companies that comprise the Russell 1000 Index ranged from approximately $3.5 billion to $353.4 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Adviser uses an actively managed bottom-up stock selection process for choosing securities across a large-cap equity market universe. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on certain valuation factors and management criteria, and the potential for price appreciation. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Investments are sold when, as determined by the Adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

Under normal circumstances, the Fund generally will tend to keep cash exposure as low as practical to manage the Fund efficiently. The Fund may invest in futures and other derivative instruments to reduce the impact of any cash exposure on the Fund's performance. The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in other types of securities, including bonds, as appropriate, to meet the Fund's objective. Under volatile market conditions or extraordinary cash flow situations, the portfolio managers may invest up to 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class B Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class B Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/09	17.24%
Lowest Quarter	12/31/08	-22.46%
Year-to-date total return as of 9/30/2011		-8.29%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.22%, 1.82% and 1.82%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.20% with respect to Class A Shares, 1.80% with respect to Class B Shares and 1.80% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | LARGE CAP GROWTH FUND
Large Cap Growth Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation through investments in U.S. equity securities; current income is incidental.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail LARGE CAP GROWTH FUND	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail LARGE CAP GROWTH FUND		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	0.75%	1.00%
Other Expenses		0.64%	0.64%	0.39%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.50%	2.00%	2.00%
Fee Waivers and Expense Reimbursement		0.22%	0.12%	0.12%
Net Expenses	[3]	1.28%	1.88%	1.88%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.27%, 1.87% and 1.87%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail LARGE CAP GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	673	978	1,304	2,224
Class B Shares	691	916	1,267	2,189
Class C Shares	291	616	1,067	2,318

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail LARGE CAP GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	191	616	1,067	2,189
Class C Shares	191	616	1,067	2,318

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks of large U.S. growth companies. In particular, the portfolio managers look for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in large capitalization companies. The Fund generally considers a company to be a large capitalization company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 10% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	12/31/01	17.60%
Lowest Quarter	03/31/01	-31.46%
Year-to-date total return as of 9/30/2011		-10.26%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail LARGE CAP GROWTH FUND	1 Year	5 Years	10 Years
Class A Shares	7.59%	1.47%	(2.56%)
Class A Shares Return After Taxes on Distributions	7.45%	1.40%	(2.59%)
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.12%	1.25%	(2.14%)
Class B Shares	8.08%	1.68%	(2.60%)
Class C Shares	12.05%	2.04%	(2.61%)
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | LARGE CAP GROWTH FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%
Net Expenses	rr_NetExpensesOverAssets	1.28%	[4]
1 Year	rr_ExpenseExampleYear01	673
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,304
10 Years	rr_ExpenseExampleYear10	2,224
Annual Return 2001	rr_AnnualReturn2001	(35.63%)
Annual Return 2002	rr_AnnualReturn2002	(21.44%)
Annual Return 2003	rr_AnnualReturn2003	24.76%
Annual Return 2004	rr_AnnualReturn2004	2.13%
Annual Return 2005	rr_AnnualReturn2005	11.39%
Annual Return 2006	rr_AnnualReturn2006	5.26%
Annual Return 2007	rr_AnnualReturn2007	10.05%
Annual Return 2008	rr_AnnualReturn2008	(36.21%)
Annual Return 2009	rr_AnnualReturn2009	35.33%
Annual Return 2010	rr_AnnualReturn2010	13.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.46%)
1 Year	rr_AverageAnnualReturnYear01	7.59%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	(2.56%)
EFIAA Retail | LARGE CAP GROWTH FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.45%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	(2.59%)
EFIAA Retail | LARGE CAP GROWTH FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	(2.14%)
EFIAA Retail | LARGE CAP GROWTH FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Net Expenses	rr_NetExpensesOverAssets	1.88%	[4]
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	916
5 Years	rr_ExpenseExampleYear05	1,267
10 Years	rr_ExpenseExampleYear10	2,189
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	616
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,067
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,189
1 Year	rr_AverageAnnualReturnYear01	8.08%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	(2.60%)
EFIAA Retail | LARGE CAP GROWTH FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Net Expenses	rr_NetExpensesOverAssets	1.88%	[4]
1 Year	rr_ExpenseExampleYear01	291
3 Years	rr_ExpenseExampleYear03	616
5 Years	rr_ExpenseExampleYear05	1,067
10 Years	rr_ExpenseExampleYear10	2,318
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	616
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,067
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,318
1 Year	rr_AverageAnnualReturnYear01	12.05%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	(2.61%)
EFIAA Retail | LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation through investments in U.S. equity securities; current income is incidental.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of large U.S. growth companies. In particular, the portfolio managers look for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in large capitalization companies. The Fund generally considers a company to be a large capitalization company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 10% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	12/31/01	17.60%
Lowest Quarter	03/31/01	-31.46%
Year-to-date total return as of 9/30/2011		-10.26%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

EFIAA Retail | LARGE CAP GROWTH FUND | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.27%, 1.87% and 1.87%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | LARGE CAP VALUE FUND
Large Cap Value Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail LARGE CAP VALUE FUND	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail LARGE CAP VALUE FUND		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	0.75%	1.00%
Other Expenses		0.59%	0.59%	0.34%
Total Annual Fund Operating Expenses		1.44%	1.94%	1.94%
Fee Waivers and Expense Reimbursement		0.19%	0.09%	0.09%
Net Expenses	[1]	1.25%	1.85%	1.85%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.25%, 1.85% and 1.85%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.20% with respect to Class A Shares, 1.80% with respect to Class B Shares and 1.80% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail LARGE CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	670	963	1,277	2,164
Class B Shares	688	900	1,239	2,128
Class C Shares	288	600	1,039	2,257

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail LARGE CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	188	600	1,039	2,128
Class C Shares	188	600	1,039	2,257

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. When selecting stocks for the Fund's portfolio, the portfolio managers attempt to identify stocks that are undervalued relative to the market, the stocks' historical valuations or the stocks' future potential based on factors such as the stocks' underlying earnings, book values, cash flows, dividend yields and private market values. The Fund will generally invest in companies with large capitalizations, and it is anticipated that a majority of such companies will pay dividends.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in large capitalization companies. The Fund considers a company to be a large capitalization company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include investing up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/03	16.66%
Lowest Quarter	09/30/02	-19.42%
Year-to-date total return as of 9/30/2011		-19.05%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail LARGE CAP VALUE FUND	1 Year	5 Years	10 Years
Class A Shares	6.81%	(0.61%)	0.78%
Class A Shares Return After Taxes on Distributions	6.50%	(1.00%)	0.47%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.78%	(0.51%)	0.61%
Class B Shares	7.31%	(0.44%)	0.72%
Class C Shares	11.37%	(0.10%)	0.71%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | LARGE CAP VALUE FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%
Net Expenses	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	963
5 Years	rr_ExpenseExampleYear05	1,277
10 Years	rr_ExpenseExampleYear10	2,164
Annual Return 2001	rr_AnnualReturn2001	(16.26%)
Annual Return 2002	rr_AnnualReturn2002	(19.48%)
Annual Return 2003	rr_AnnualReturn2003	27.74%
Annual Return 2004	rr_AnnualReturn2004	17.82%
Annual Return 2005	rr_AnnualReturn2005	9.76%
Annual Return 2006	rr_AnnualReturn2006	18.86%
Annual Return 2007	rr_AnnualReturn2007	(1.10%)
Annual Return 2008	rr_AnnualReturn2008	(33.38%)
Annual Return 2009	rr_AnnualReturn2009	15.91%
Annual Return 2010	rr_AnnualReturn2010	13.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.42%)
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	0.78%
EFIAA Retail | LARGE CAP VALUE FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.50%
5 Years	rr_AverageAnnualReturnYear05	(1.00%)
10 Years	rr_AverageAnnualReturnYear10	0.47%
EFIAA Retail | LARGE CAP VALUE FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10	0.61%
EFIAA Retail | LARGE CAP VALUE FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Net Expenses	rr_NetExpensesOverAssets	1.85%	[2]
1 Year	rr_ExpenseExampleYear01	688
3 Years	rr_ExpenseExampleYear03	900
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	2,128
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	600
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,039
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,128
1 Year	rr_AverageAnnualReturnYear01	7.31%
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
10 Years	rr_AverageAnnualReturnYear10	0.72%
EFIAA Retail | LARGE CAP VALUE FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Net Expenses	rr_NetExpensesOverAssets	1.85%	[2]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	1,039
10 Years	rr_ExpenseExampleYear10	2,257
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	600
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,039
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,257
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	0.71%
EFIAA Retail | LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. When selecting stocks for the Fund's portfolio, the portfolio managers attempt to identify stocks that are undervalued relative to the market, the stocks' historical valuations or the stocks' future potential based on factors such as the stocks' underlying earnings, book values, cash flows, dividend yields and private market values. The Fund will generally invest in companies with large capitalizations, and it is anticipated that a majority of such companies will pay dividends.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in large capitalization companies. The Fund considers a company to be a large capitalization company if the company's capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include investing up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. The Fund may also invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/03	16.66%
Lowest Quarter	09/30/02	-19.42%
Year-to-date total return as of 9/30/2011		-19.05%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

EFIAA Retail | LARGE CAP VALUE FUND | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Sales Charge of 1.00%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.25%, 1.85% and 1.85%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.20% with respect to Class A Shares, 1.80% with respect to Class B Shares and 1.80% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | NYSE Arca Tech 100 Index Fund
NYSE Arca Tech 100 Index Fund
INVESTMENT OBJECTIVE AND GOAL
To track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail NYSE Arca Tech 100 Index Fund	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail NYSE Arca Tech 100 Index Fund		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.37%	0.37%	0.37%
Distribution (12b-1) Fees		0.25%	0.75%	1.00%
Other Expenses		0.65%	0.65%	0.40%
Total Annual Fund Operating Expenses		1.27%	1.77%	1.77%
Fee Waivers and Expense Reimbursement		0.19%	0.09%	0.09%
Net Expenses	[1]	1.08%	1.68%	1.68%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.08%, 1.68% and 1.68%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.08% with respect to Class A Shares, 1.68% with respect to Class B Shares and 1.68% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail NYSE Arca Tech 100 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	654	913	1,191	1,984
Class B Shares	671	848	1,151	1,945
Class C Shares	271	548	951	2,076

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail NYSE Arca Tech 100 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	171	548	951	1,945
Class C Shares	171	548	951	2,076

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. As of September 30, 2011, the market capitalization for companies included in the NYSE Arca Tech 100 Index ranged from approximately $194.4 million to $353.4 billion.

To pursue its principal investment strategy, the Fund, under normal market conditions, invests substantially all of its assets in substantially all of the component securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The Fund will seek to invest its assets such that its coefficient of correlation to the NYSE Arca Tech 100 Index will be approximately 90%. The Fund will also under normal circumstances maintain at least 90% of its assets in securities that are included in the NYSE Arca Tech 100 Index, except that the Fund may fall temporarily (i.e., up to five trading days) below 90% if the Fund receives cash inflows that it cannot, or it is imprudent, in the judgment of the sub-adviser, to, invest immediately in securities included in the NYSE Arca Tech 100 Index.

The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector.

From time to time, under normal market conditions, up to 5% of the Fund's assets may be held in cash, cash equivalents or certain short-term, fixed-income securities. These investments will not perform the same as the NYSE Arca Tech 100 Index. In order to achieve performance that more closely replicates the performance of the NYSE Arca Tech 100 Index, the Fund may invest up to 10% of its total assets in exchange-traded index futures contracts and index options, including futures contracts and options on the NASDAQ-100 Index. Subject to regulatory limitations, the Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs") that are based on the NASDAQ-100 Index or, should they become available, on the NYSE Arca Tech 100 Index, or that otherwise track closely to the NYSE Arca Tech 100 Index, and in options on such ETFs.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Correlation Risk: Although the sub-adviser will attempt to track the performance of the NYSE Arca Tech 100 Index, there can be no assurance that it will be able to do so in all market conditions. For example, the index options and futures used by the sub-adviser to equitize the Fund's cash positions and short-term investments may not precisely track the performance of the NYSE Arca Tech 100 Index. Also, the Fund will incur brokerage commissions and other transaction costs in order to maintain investments that mirror the NYSE Arca Tech 100 Index, and will incur advisory and other service fees and operating costs and expenses that will reduce the total return of the Fund as compared to that of the NYSE Arca Tech 100 Index.

Concentration Risk: The risk associated with exposure to any one industry or sector. Because the Fund structures its investment portfolio to correspond to the composition of the NYSE Arca Tech 100 Index, a significant portion of the Fund's investments will consist of securities within the technology sector. Generally, more than 25% of the net assets of the Fund will be invested in equity securities within that sector, and therefore, the Fund is concentrated in the technology sector.

The Fund's investments in technology related companies expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to intense global competition, a less diversified product line, and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

In addition, there may be times when one or more industries may be over-represented on the NYSE Arca Tech 100 Index (i.e., the industry represents greater than 25% of the NYSE Arca Tech 100 Index), which may expose the Fund during such periods to risks associated with industry concentration. The types of industries that are over-represented, if any, may vary from time to time.

Index Options and Index Futures Risk: Losses associated with index futures contracts and index options in which the Fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for the Fund. Also, there is a possibility that active trading may decline or cease altogether in the secondary market for a futures contract or an option held by the Fund. The Fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position. Finally, the Fund's options and futures strategies expose it to the correlation risks discussed above.
Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	12/31/01	32.67%
Lowest Quarter	09/30/01	-28.94%
Year-to-date total return as of 9/30/2011		-8.03%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail NYSE Arca Tech 100 Index Fund	1 Year	5 Years	10 Years
Class A Shares	17.01%	3.75%	1.74%
Class A Shares Return After Taxes on Distributions	17.01%	3.75%	1.71%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	11.06%	3.22%	1.48%
Class B Shares	18.12%	3.85%	1.58%
Class C Shares	22.10%	4.19%	1.57%
NYSE Arca Tech 100 Index (reflects no deduction for fees, expenses or taxes)	24.20%	5.34%	2.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and North Track NYSE Arca Tech 100 Index Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | NYSE Arca Tech 100 Index Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%
Net Expenses	rr_NetExpensesOverAssets	1.08%	[2]
1 Year	rr_ExpenseExampleYear01	654
3 Years	rr_ExpenseExampleYear03	913
5 Years	rr_ExpenseExampleYear05	1,191
10 Years	rr_ExpenseExampleYear10	1,984
Annual Return 2001	rr_AnnualReturn2001	(16.33%)
Annual Return 2002	rr_AnnualReturn2002	(33.85%)
Annual Return 2003	rr_AnnualReturn2003	50.81%
Annual Return 2004	rr_AnnualReturn2004	10.92%
Annual Return 2005	rr_AnnualReturn2005	6.71%
Annual Return 2006	rr_AnnualReturn2006	4.14%
Annual Return 2007	rr_AnnualReturn2007	6.87%
Annual Return 2008	rr_AnnualReturn2008	(35.17%)
Annual Return 2009	rr_AnnualReturn2009	42.37%
Annual Return 2010	rr_AnnualReturn2010	23.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.94%)
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	1.74%
EFIAA Retail | NYSE Arca Tech 100 Index Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	1.71%
EFIAA Retail | NYSE Arca Tech 100 Index Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.06%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	1.48%
EFIAA Retail | NYSE Arca Tech 100 Index Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Net Expenses	rr_NetExpensesOverAssets	1.68%	[2]
1 Year	rr_ExpenseExampleYear01	671
3 Years	rr_ExpenseExampleYear03	848
5 Years	rr_ExpenseExampleYear05	1,151
10 Years	rr_ExpenseExampleYear10	1,945
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	951
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,945
1 Year	rr_AverageAnnualReturnYear01	18.12%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	1.58%
EFIAA Retail | NYSE Arca Tech 100 Index Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Net Expenses	rr_NetExpensesOverAssets	1.68%	[2]
1 Year	rr_ExpenseExampleYear01	271
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	951
10 Years	rr_ExpenseExampleYear10	2,076
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	951
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,076
1 Year	rr_AverageAnnualReturnYear01	22.10%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	1.57%
EFIAA Retail | NYSE Arca Tech 100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NYSE Arca Tech 100 Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. As of September 30, 2011, the market capitalization for companies included in the NYSE Arca Tech 100 Index ranged from approximately $194.4 million to $353.4 billion.

To pursue its principal investment strategy, the Fund, under normal market conditions, invests substantially all of its assets in substantially all of the component securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The Fund will seek to invest its assets such that its coefficient of correlation to the NYSE Arca Tech 100 Index will be approximately 90%. The Fund will also under normal circumstances maintain at least 90% of its assets in securities that are included in the NYSE Arca Tech 100 Index, except that the Fund may fall temporarily (i.e., up to five trading days) below 90% if the Fund receives cash inflows that it cannot, or it is imprudent, in the judgment of the sub-adviser, to, invest immediately in securities included in the NYSE Arca Tech 100 Index.

The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector.

From time to time, under normal market conditions, up to 5% of the Fund's assets may be held in cash, cash equivalents or certain short-term, fixed-income securities. These investments will not perform the same as the NYSE Arca Tech 100 Index. In order to achieve performance that more closely replicates the performance of the NYSE Arca Tech 100 Index, the Fund may invest up to 10% of its total assets in exchange-traded index futures contracts and index options, including futures contracts and options on the NASDAQ-100 Index. Subject to regulatory limitations, the Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs") that are based on the NASDAQ-100 Index or, should they become available, on the NYSE Arca Tech 100 Index, or that otherwise track closely to the NYSE Arca Tech 100 Index, and in options on such ETFs.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Correlation Risk: Although the sub-adviser will attempt to track the performance of the NYSE Arca Tech 100 Index, there can be no assurance that it will be able to do so in all market conditions. For example, the index options and futures used by the sub-adviser to equitize the Fund's cash positions and short-term investments may not precisely track the performance of the NYSE Arca Tech 100 Index. Also, the Fund will incur brokerage commissions and other transaction costs in order to maintain investments that mirror the NYSE Arca Tech 100 Index, and will incur advisory and other service fees and operating costs and expenses that will reduce the total return of the Fund as compared to that of the NYSE Arca Tech 100 Index.

Concentration Risk: The risk associated with exposure to any one industry or sector. Because the Fund structures its investment portfolio to correspond to the composition of the NYSE Arca Tech 100 Index, a significant portion of the Fund's investments will consist of securities within the technology sector. Generally, more than 25% of the net assets of the Fund will be invested in equity securities within that sector, and therefore, the Fund is concentrated in the technology sector.

The Fund's investments in technology related companies expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to intense global competition, a less diversified product line, and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

In addition, there may be times when one or more industries may be over-represented on the NYSE Arca Tech 100 Index (i.e., the industry represents greater than 25% of the NYSE Arca Tech 100 Index), which may expose the Fund during such periods to risks associated with industry concentration. The types of industries that are over-represented, if any, may vary from time to time.

Index Options and Index Futures Risk: Losses associated with index futures contracts and index options in which the Fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for the Fund. Also, there is a possibility that active trading may decline or cease altogether in the secondary market for a futures contract or an option held by the Fund. The Fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position. Finally, the Fund's options and futures strategies expose it to the correlation risks discussed above.
Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	12/31/01	32.67%
Lowest Quarter	09/30/01	-28.94%
Year-to-date total return as of 9/30/2011		-8.03%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and North Track NYSE Arca Tech 100 Index Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

EFIAA Retail | NYSE Arca Tech 100 Index Fund | NYSE Arca Tech 100 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.20%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	2.91%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.08%, 1.68% and 1.68%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.08% with respect to Class A Shares, 1.68% with respect to Class B Shares and 1.68% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | Small Cap Core Fund
Small Cap Core Fund (formerly Small Cap Advantage Fund)
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail Small Cap Core Fund	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		none
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%		none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail Small Cap Core Fund		Class A Shares	Class C Shares
Management Fees		0.95%	0.95%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.81%	0.56%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	2.02%	2.52%
Fee Waivers and Expense Reimbursement		0.39%	0.29%
Net Expenses	[3]	1.63%	2.23%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.62% and 2.22%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.57% with respect to Class A Shares and 2.17% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail Small Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	707	1,113	1,544	2,739
Class C Shares	326	757	1,315	2,834

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Retail Small Cap Core Fund Class C Shares	226	757	1,315	2,834

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in stocks of U.S. small capitalization companies that the Adviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities of small capitalization companies.

The Fund considers a company to be a small capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the Russell 2000 Index. As of September 30, 2011, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $26.8 million to $3.3 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Adviser uses an actively managed bottom-up stock selection process for choosing securities across the small-cap equity market universe. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Risk characteristics of the portfolio are monitored in an effort to minimize return volatility relative to the Russell 2000 Index. Investments are sold when, as determined by the Adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to holdings in primarily U.S. small-cap equity securities, the Fund may invest up to 20% of the Fund's assets in foreign securities, including American Depositary Receipts (which may include up to 5% of the Fund's assets in emerging market securities). The Fund may also invest in derivatives (including equity index futures) and exchange-traded funds ("ETFs") as warranted. Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. Fixed-income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions. In addition to those securities described above, the Fund may invest in other types of securities including fixed-income securities and very short-term debt obligations. Investment in such securities could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	19.64%
Lowest Quarter	12/31/08	-26.93%
Year-to-date total return as of 9/30/2011		-17.30%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail Small Cap Core Fund	1 Year	Since Inception	Inception Date
Class A Shares	27.37%	(3.57%)	Mar 1, 2007
Class A Shares Return After Taxes on Distributions	27.37%	(3.63%)	Mar 1, 2007
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	17.79%	(3.02%)	Mar 1, 2007
Class C Shares	33.04%	(2.80%)	Mar 1, 2007
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	1.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | Small Cap Core Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%
Net Expenses	rr_NetExpensesOverAssets	1.63%	[4]
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	1,113
5 Years	rr_ExpenseExampleYear05	1,544
10 Years	rr_ExpenseExampleYear10	2,739
Annual Return 2008	rr_AnnualReturn2008	(31.93%)
Annual Return 2009	rr_AnnualReturn2009	20.17%
Annual Return 2010	rr_AnnualReturn2010	34.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.93%)
1 Year	rr_AverageAnnualReturnYear01	27.37%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
EFIAA Retail | Small Cap Core Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
EFIAA Retail | Small Cap Core Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.79%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
EFIAA Retail | Small Cap Core Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%
Net Expenses	rr_NetExpensesOverAssets	2.23%	[4]
1 Year	rr_ExpenseExampleYear01	326
3 Years	rr_ExpenseExampleYear03	757
5 Years	rr_ExpenseExampleYear05	1,315
10 Years	rr_ExpenseExampleYear10	2,834
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	757
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,315
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,834
1 Year	rr_AverageAnnualReturnYear01	33.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
EFIAA Retail | Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Core Fund (formerly Small Cap Advantage Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in stocks of U.S. small capitalization companies that the Adviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities of small capitalization companies.

The Fund considers a company to be a small capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the Russell 2000 Index. As of September 30, 2011, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $26.8 million to $3.3 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Adviser uses an actively managed bottom-up stock selection process for choosing securities across the small-cap equity market universe. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Risk characteristics of the portfolio are monitored in an effort to minimize return volatility relative to the Russell 2000 Index. Investments are sold when, as determined by the Adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to holdings in primarily U.S. small-cap equity securities, the Fund may invest up to 20% of the Fund's assets in foreign securities, including American Depositary Receipts (which may include up to 5% of the Fund's assets in emerging market securities). The Fund may also invest in derivatives (including equity index futures) and exchange-traded funds ("ETFs") as warranted. Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. Fixed-income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions. In addition to those securities described above, the Fund may invest in other types of securities including fixed-income securities and very short-term debt obligations. Investment in such securities could make it more difficult for the Fund to achieve its goals.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	19.64%
Lowest Quarter	12/31/08	-26.93%
Year-to-date total return as of 9/30/2011		-17.30%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

EFIAA Retail | Small Cap Core Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.62% and 2.22%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.57% with respect to Class A Shares and 2.17% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | VALUE MOMENTUM FUND
Value Momentum Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital growth;
current income is a secondary objective.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail VALUE MOMENTUM FUND	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail VALUE MOMENTUM FUND		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	0.75%	1.00%
Other Expenses		0.53%	0.53%	0.28%
Total Annual Fund Operating Expenses		1.38%	1.88%	1.88%
Fee Waivers and Expense Reimbursement		0.11%	0.01%	0.01%
Net Expenses	[1]	1.27%	1.87%	1.87%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.27%, 1.87% and 1.87%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (for Class A Shares, net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail VALUE MOMENTUM FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	672	953	1,254	2,107
Class B Shares	690	890	1,215	2,070
Class C Shares	290	590	1,015	2,200

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail VALUE MOMENTUM FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	190	590	1,015	2,070
Class C Shares	190	590	1,015	2,200

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests in stocks and other securities that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security's historical valuation. The portfolio managers then screen these stocks to eliminate those that demonstrate excessive negative price or earnings momentum. The Fund generally will invest in companies with medium to large market capitalizations, although the Fund may invest in companies of any size, and a majority of them will pay dividends. The Fund considers a company to be a large capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the S&P 500 Index and/or the Russell 1000 Value Index. As of September 30, 2011, the market capitalization for companies included in the S&P 500 Index and the Russell 1000 Value Index ranged from approximately $721.1 million to $353.4 billion and from approximately $470.3 million to $353.1 billion, respectively. The Fund considers a company to be a medium capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the Russell MidCap Index. As of September 30, 2011, the market capitalization for companies included in the Russell MidCap Index ranged from approximately $470.3 million to $16.7 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations. In these and other cases, the Fund may not achieve its total return and income objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Medium-Sized Companies Risk: Investing in medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many medium-sized companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, medium-sized companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of the Fund may be more volatile than that of a fund that invests primarily in larger companies.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/03	17.41%
Lowest Quarter	12/31/08	-24.16%
Year-to-date total return as of 9/30/2011		-10.74%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail VALUE MOMENTUM FUND	1 Year	5 Years	10 Years
Class A Shares	6.78%	0.02%	1.62%
Class A Shares Return After Taxes on Distributions	6.53%	(1.17%)	0.32%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	4.71%	0.04%	1.20%
Class B Shares	7.28%	0.29%	1.56%
Class C Shares	11.28%	0.56%	1.55%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | VALUE MOMENTUM FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Net Expenses	rr_NetExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	953
5 Years	rr_ExpenseExampleYear05	1,254
10 Years	rr_ExpenseExampleYear10	2,107
Annual Return 2001	rr_AnnualReturn2001	(6.58%)
Annual Return 2002	rr_AnnualReturn2002	(20.58%)
Annual Return 2003	rr_AnnualReturn2003	29.46%
Annual Return 2004	rr_AnnualReturn2004	14.25%
Annual Return 2005	rr_AnnualReturn2005	6.88%
Annual Return 2006	rr_AnnualReturn2006	20.22%
Annual Return 2007	rr_AnnualReturn2007	2.18%
Annual Return 2008	rr_AnnualReturn2008	(38.39%)
Annual Return 2009	rr_AnnualReturn2009	23.90%
Annual Return 2010	rr_AnnualReturn2010	12.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.16%)
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.62%
EFIAA Retail | VALUE MOMENTUM FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.53%
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
10 Years	rr_AverageAnnualReturnYear10	0.32%
EFIAA Retail | VALUE MOMENTUM FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	1.20%
EFIAA Retail | VALUE MOMENTUM FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Net Expenses	rr_NetExpensesOverAssets	1.87%	[2]
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	890
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,070
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	590
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,015
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,070
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	1.56%
EFIAA Retail | VALUE MOMENTUM FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Net Expenses	rr_NetExpensesOverAssets	1.87%	[2]
1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	590
5 Years	rr_ExpenseExampleYear05	1,015
10 Years	rr_ExpenseExampleYear10	2,200
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	590
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,015
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,200
1 Year	rr_AverageAnnualReturnYear01	11.28%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	1.55%
EFIAA Retail | VALUE MOMENTUM FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Momentum Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital growth;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (for Class A Shares, net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests in stocks and other securities that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security's historical valuation. The portfolio managers then screen these stocks to eliminate those that demonstrate excessive negative price or earnings momentum. The Fund generally will invest in companies with medium to large market capitalizations, although the Fund may invest in companies of any size, and a majority of them will pay dividends. The Fund considers a company to be a large capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the S&P 500 Index and/or the Russell 1000 Value Index. As of September 30, 2011, the market capitalization for companies included in the S&P 500 Index and the Russell 1000 Value Index ranged from approximately $721.1 million to $353.4 billion and from approximately $470.3 million to $353.1 billion, respectively. The Fund considers a company to be a medium capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the Russell MidCap Index. As of September 30, 2011, the market capitalization for companies included in the Russell MidCap Index ranged from approximately $470.3 million to $16.7 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations. In these and other cases, the Fund may not achieve its total return and income objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Medium-Sized Companies Risk: Investing in medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many medium-sized companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, medium-sized companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of the Fund may be more volatile than that of a fund that invests primarily in larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/03	17.41%
Lowest Quarter	12/31/08	-24.16%
Year-to-date total return as of 9/30/2011		-10.74%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

EFIAA Retail | VALUE MOMENTUM FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
EFIAA Retail | VALUE MOMENTUM FUND | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.27%, 1.87% and 1.87%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | BOND FUND
Bond Fund
INVESTMENT OBJECTIVE AND GOAL
To seek total return through investments in fixed-income securities.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail BOND FUND	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail BOND FUND		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.25%	0.75%	0.75%
Other Expenses		0.51%	0.51%	0.26%
Total Annual Fund Operating Expenses		1.26%	1.76%	1.51%
Fee Waivers and Expense Reimbursement		0.29%	0.11%	0.11%
Net Expenses	[1]	0.97%	1.65%	1.40%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.97%, 1.65% and 1.40%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.02% with respect to Class A Shares, 1.70% with respect to Class B Shares and 1.45% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	322	588	874	1,688
Class B Shares	668	843	1,144	1,932
Class C Shares	243	466	813	1,792

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	168	543	944	1,932
Class C Shares	143	466	813	1,792

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in bonds which include:

•	Debt obligations issued or guaranteed by the U.S. Government or its agencies.
•	Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment grade.

•	Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

•	Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody's and/or BBB- by S&P, but have a minimum rating of B3 by Moody's and/or B- by S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average duration of between 3 and 6 years, which the portfolio managers expect to be within one year of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.
Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity or duration of the Fund's investments, the greater the impact of a change in interest rates on the investments' value.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. With respect to mortgage-backed and asset-backed securities, enforcing rights against the underlying assets or collateral on such securities may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. Mortgage-backed and asset-backed securities may be subject to significant credit risk during declining economic cycles.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class B Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	4.96%
Lowest Quarter	09/30/08	-3.15%
Year-to-date total return as of 9/30/2011		4.73%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	5.09%	5.28%	5.18%
Class A Shares Return After Taxes on Distributions	3.55%	3.66%	3.40%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	3.46%	3.56%	3.36%
Class B Shares	1.72%	4.69%	4.63%
Class B Shares Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Class C Shares	6.02%	5.33%		4.49%	Nov 28, 2003
Class C Shares Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%		5.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | BOND FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%
Net Expenses	rr_NetExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	322
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	874
10 Years	rr_ExpenseExampleYear10	1,688
Annual Return 2001	rr_AnnualReturn2001	7.95%
Annual Return 2002	rr_AnnualReturn2002	7.32%
Annual Return 2003	rr_AnnualReturn2003	4.98%
Annual Return 2004	rr_AnnualReturn2004	3.57%
Annual Return 2005	rr_AnnualReturn2005	1.73%
Annual Return 2006	rr_AnnualReturn2006	3.46%
Annual Return 2007	rr_AnnualReturn2007	6.19%
Annual Return 2008	rr_AnnualReturn2008	1.18%
Annual Return 2009	rr_AnnualReturn2009	10.69%
Annual Return 2010	rr_AnnualReturn2010	7.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.15%)
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	5.18%
EFIAA Retail | BOND FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	3.40%
EFIAA Retail | BOND FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	3.36%
EFIAA Retail | BOND FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Net Expenses	rr_NetExpensesOverAssets	1.65%	[2]
1 Year	rr_ExpenseExampleYear01	668
3 Years	rr_ExpenseExampleYear03	843
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	1,932
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	543
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,932
1 Year	rr_AverageAnnualReturnYear01	1.72%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	4.63%
EFIAA Retail | BOND FUND | Class B Shares | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
EFIAA Retail | BOND FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Net Expenses	rr_NetExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	243
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,792
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	466
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,792
1 Year	rr_AverageAnnualReturnYear01	6.02%
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2003
EFIAA Retail | BOND FUND | Class C Shares | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
EFIAA Retail | BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return through investments in fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in bonds which include:

•	Debt obligations issued or guaranteed by the U.S. Government or its agencies.
•	Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment grade.

•	Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

•	Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody's and/or BBB- by S&P, but have a minimum rating of B3 by Moody's and/or B- by S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average duration of between 3 and 6 years, which the portfolio managers expect to be within one year of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.
Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity or duration of the Fund's investments, the greater the impact of a change in interest rates on the investments' value.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. With respect to mortgage-backed and asset-backed securities, enforcing rights against the underlying assets or collateral on such securities may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. Mortgage-backed and asset-backed securities may be subject to significant credit risk during declining economic cycles.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class B Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class B Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	4.96%
Lowest Quarter	09/30/08	-3.15%
Year-to-date total return as of 9/30/2011		4.73%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.97%, 1.65% and 1.40%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.02% with respect to Class A Shares, 1.70% with respect to Class B Shares and 1.45% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
California Intermediate Tax-Free Bond Fund
INVESTMENT OBJECTIVE AND GOAL
To seek high current income that is exempt from federal income tax and California personal income tax.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.25%	0.75%	0.75%
Other Expenses		0.52%	0.52%	0.27%
Total Annual Fund Operating Expenses		1.27%	1.77%	1.52%
Fee Waivers and Expense Reimbursement		0.48%	0.28%	0.28%
Net Expenses	[1]	0.79%	1.49%	1.24%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.79%, 1.49% and 1.24%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.77% with respect to Class A Shares, 1.47% with respect to Class B Shares and 1.22% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	304	572	861	1,683
Class B Shares	652	830	1,133	1,929
Class C Shares	226	453	802	1,789

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	152	530	933	1,929
Class C Shares	126	453	802	1,789

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in investment-grade municipal bonds and notes that are tax-exempt in California. The Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody's; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund's Adviser.

Under normal market conditions, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, such as if there is a temporary lack of bonds available that are exempt from federal and California state taxes and that fit within the Fund's investment restrictions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax ("AMT") should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

•	The potential direction of interest rate changes.

•	Their expectations for the U.S. economy in general and California's economy in particular.

•	The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration. The Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal bonds than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in bonds issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class B Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/02	4.63%
Lowest Quarter	12/31/10	-2.65%
Year-to-date total return as of 9/30/2011		5.26%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	(0.61%)	3.12%	3.46%
Class A Shares Return After Taxes on Distributions	(0.61%)	3.09%	3.40%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	0.53%	3.13%	3.45%
Class B Shares	(3.94%)	2.50%	2.90%
Class B Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%	5.15%
Class C Shares	0.13%	3.10%		2.50%	Nov 28, 2003
Class C Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%		4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.48%
Net Expenses	rr_NetExpensesOverAssets	0.79%	[2]
1 Year	rr_ExpenseExampleYear01	304
3 Years	rr_ExpenseExampleYear03	572
5 Years	rr_ExpenseExampleYear05	861
10 Years	rr_ExpenseExampleYear10	1,683
Annual Return 2001	rr_AnnualReturn2001	4.99%
Annual Return 2002	rr_AnnualReturn2002	8.49%
Annual Return 2003	rr_AnnualReturn2003	2.97%
Annual Return 2004	rr_AnnualReturn2004	2.07%
Annual Return 2005	rr_AnnualReturn2005	0.64%
Annual Return 2006	rr_AnnualReturn2006	2.89%
Annual Return 2007	rr_AnnualReturn2007	3.97%
Annual Return 2008	rr_AnnualReturn2008	3.25%
Annual Return 2009	rr_AnnualReturn2009	6.26%
Annual Return 2010	rr_AnnualReturn2010	1.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.65%)
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	3.46%
EFIAA Retail | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	3.40%
EFIAA Retail | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	3.45%
EFIAA Retail | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Net Expenses	rr_NetExpensesOverAssets	1.49%	[2]
1 Year	rr_ExpenseExampleYear01	652
3 Years	rr_ExpenseExampleYear03	830
5 Years	rr_ExpenseExampleYear05	1,133
10 Years	rr_ExpenseExampleYear10	1,929
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	530
5 Years	rr_ExpenseExampleNoRedemptionYear05	933
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,929
1 Year	rr_AverageAnnualReturnYear01	(3.94%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.90%
EFIAA Retail | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Class B Shares | Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	5.15%
EFIAA Retail | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Net Expenses	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	226
3 Years	rr_ExpenseExampleYear03	453
5 Years	rr_ExpenseExampleYear05	802
10 Years	rr_ExpenseExampleYear10	1,789
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	453
5 Years	rr_ExpenseExampleNoRedemptionYear05	802
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,789
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2003
EFIAA Retail | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND | Class C Shares | Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
EFIAA Retail | CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	California Intermediate Tax-Free Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income that is exempt from federal income tax and California personal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in investment-grade municipal bonds and notes that are tax-exempt in California. The Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody's; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund's Adviser.

Under normal market conditions, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, such as if there is a temporary lack of bonds available that are exempt from federal and California state taxes and that fit within the Fund's investment restrictions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax ("AMT") should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

•	The potential direction of interest rate changes.

•	Their expectations for the U.S. economy in general and California's economy in particular.

•	The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration. The Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal bonds than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in bonds issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class B Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class B Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/02	4.63%
Lowest Quarter	12/31/10	-2.65%
Year-to-date total return as of 9/30/2011		5.26%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.79%, 1.49% and 1.24%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.77% with respect to Class A Shares, 1.47% with respect to Class B Shares and 1.22% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | NATIONAL INTERMEDIATE TAX-FREE BOND FUND
National Intermediate Tax-Free Bond Fund
INVESTMENT OBJECTIVE AND GOAL
To seek to provide high current income that is exempt from federal income tax.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail NATIONAL INTERMEDIATE TAX-FREE BOND FUND	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail NATIONAL INTERMEDIATE TAX-FREE BOND FUND		Class A Shares	Class C Shares
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	0.75%
Other Expenses		0.58%	0.33%
Total Annual Fund Operating Expenses		1.33%	1.58%
Fee Waivers and Expense Reimbursement		0.56%	0.36%
Net Expenses	[1]	0.77%	1.22%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.77% and 1.22%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.75% with respect to Class A Shares and 1.22% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail NATIONAL INTERMEDIATE TAX-FREE BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	302	583	885	1,743
Class C Shares	224	464	826	1,848

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Retail NATIONAL INTERMEDIATE TAX-FREE BOND FUND Class C Shares	124	464	826	1,848

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax.

Under normal market conditions, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal market conditions, the Fund will invest at least 65% of its assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

Under certain conditions, such as if there is a temporary lack of bonds available that are exempt from federal taxes and that fit within the Fund's investment restrictions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goals, including providing high current income that is exempt from federal income tax. Investors who may be subject to the alternative minimum tax ("AMT") should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

•	The potential direction of interest rate changes.

•	Their expectations for the U.S. economy in general.

•	The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration. The Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	4.17%
Lowest Quarter	12/31/10	-2.56%
Year-to-date total return as of 9/30/2011		4.94%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail NATIONAL INTERMEDIATE TAX-FREE BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	(0.27%)	3.31%	3.39%
Class A Shares Return After Taxes on Distributions	(0.27%)	3.30%	3.35%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	0.74%	3.31%	3.40%
Class A Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%	5.15%
Class C Shares	0.59%	2.85%		2.55%	Nov 28, 2003
Class C Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%		4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The performance data shown in the above bar chart and table includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on 10/18/02. The National Intermediate Tax-Free Bond Fund commenced operations as of 10/18/02 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of Class A Shares of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the maximum sales charge and the fees and expenses associated with Class A Shares of the Fund. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered, its returns may have been lower.

From 9/27/07 to 12/3/09, no Class C Shares were outstanding, and performance data for Class C Shares during such period is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 10/18/02, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered Shares, the annual returns for the classes would be substantially similar. For this period, the performance of Fiduciary Shares has been adjusted for Class C Shares' Rule 12b-1 fees and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | NATIONAL INTERMEDIATE TAX-FREE BOND FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.56%
Net Expenses	rr_NetExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	302
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	885
10 Years	rr_ExpenseExampleYear10	1,743
Annual Return 2001	rr_AnnualReturn2001	4.50%
Annual Return 2002	rr_AnnualReturn2002	6.84%
Annual Return 2003	rr_AnnualReturn2003	3.33%
Annual Return 2004	rr_AnnualReturn2004	1.75%
Annual Return 2005	rr_AnnualReturn2005	1.01%
Annual Return 2006	rr_AnnualReturn2006	3.27%
Annual Return 2007	rr_AnnualReturn2007	4.25%
Annual Return 2008	rr_AnnualReturn2008	3.76%
Annual Return 2009	rr_AnnualReturn2009	5.62%
Annual Return 2010	rr_AnnualReturn2010	2.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	3.39%
EFIAA Retail | NATIONAL INTERMEDIATE TAX-FREE BOND FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	3.35%
EFIAA Retail | NATIONAL INTERMEDIATE TAX-FREE BOND FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	3.40%
EFIAA Retail | NATIONAL INTERMEDIATE TAX-FREE BOND FUND | Class A Shares | Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	5.15%
EFIAA Retail | NATIONAL INTERMEDIATE TAX-FREE BOND FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.36%
Net Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	224
3 Years	rr_ExpenseExampleYear03	464
5 Years	rr_ExpenseExampleYear05	826
10 Years	rr_ExpenseExampleYear10	1,848
1 Year	rr_ExpenseExampleNoRedemptionYear01	124
3 Years	rr_ExpenseExampleNoRedemptionYear03	464
5 Years	rr_ExpenseExampleNoRedemptionYear05	826
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,848
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2003
EFIAA Retail | NATIONAL INTERMEDIATE TAX-FREE BOND FUND | Class C Shares | Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
EFIAA Retail | NATIONAL INTERMEDIATE TAX-FREE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	National Intermediate Tax-Free Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide high current income that is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax.

Under normal market conditions, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal market conditions, the Fund will invest at least 65% of its assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

Under certain conditions, such as if there is a temporary lack of bonds available that are exempt from federal taxes and that fit within the Fund's investment restrictions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goals, including providing high current income that is exempt from federal income tax. Investors who may be subject to the alternative minimum tax ("AMT") should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

•	The potential direction of interest rate changes.

•	Their expectations for the U.S. economy in general.

•	The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration. The Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" — or repay — a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A Shares for 1, 5 and 10 years and the Fund's Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	4.17%
Lowest Quarter	12/31/10	-2.56%
Year-to-date total return as of 9/30/2011		4.94%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The performance data shown in the above bar chart and table includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on 10/18/02. The National Intermediate Tax-Free Bond Fund commenced operations as of 10/18/02 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of Class A Shares of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the maximum sales charge and the fees and expenses associated with Class A Shares of the Fund. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered, its returns may have been lower.

From 9/27/07 to 12/3/09, no Class C Shares were outstanding, and performance data for Class C Shares during such period is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 10/18/02, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered Shares, the annual returns for the classes would be substantially similar. For this period, the performance of Fiduciary Shares has been adjusted for Class C Shares' Rule 12b-1 fees and expenses.

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.77% and 1.22%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.75% with respect to Class A Shares and 1.22% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | SHORT TERM BOND FUND
Short Term Bond Fund
INVESTMENT OBJECTIVE AND GOAL
To seek total return through investments in fixed-income securities.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail SHORT TERM BOND FUND	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail SHORT TERM BOND FUND		Class A Shares	Class C Shares
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees		0.25%	0.75%
Other Expenses		0.58%	0.33%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.24%	1.49%
Fee Waivers and Expense Reimbursement		0.38%	0.18%
Net Expenses	[3]	0.86%	1.31%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.85% and 1.30%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.93% with respect to Class A Shares and 1.38% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail SHORT TERM BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	311	573	855	1,658
Class C Shares	233	453	796	1,764

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Retail SHORT TERM BOND FUND Class C Shares	133	453	796	1,764

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in bonds which include:

•	Debt obligations issued or guaranteed by the U.S. Government or its agencies.

•	Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment grade.

•	Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.
•	Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds. The Fund will maintain an average duration of between 1 and 3 years.

The Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody's and/or BBB- by S&P, but have a minimum rating of B3 by Moody's and/or B- by S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its goals.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The Fund portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

The Fund may sell a security if, among other reasons, the credit quality of the security deteriorates significantly or if a better relative value can be obtained from another security.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity or duration of the Fund's investments, the greater the impact of a change in interest rates on the investments' value.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"—or repay—a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	2.19%
Lowest Quarter	09/30/08	-0.70%
Year-to-date total return as of 9/30/2011		1.01%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail SHORT TERM BOND FUND	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	0.38%	3.54%	3.05%	Nov 2, 2004
Class A Shares Return After Taxes on Distributions	(0.44%)	2.31%	1.87%	Nov 2, 2004
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	0.24%	2.30%	1.90%	Nov 2, 2004
Class A Shares Barclays Capital 1-3 Year U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	2.80%	4.53%	3.92%
Class C Shares	1.10%	3.57%	3.14%	Nov 29, 2004
Class C Shares Barclays Capital 1-3 Year U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	2.80%	4.53%	4.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | SHORT TERM BOND FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%
Net Expenses	rr_NetExpensesOverAssets	0.86%	[4]
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,658
Annual Return 2005	rr_AnnualReturn2005	1.11%
Annual Return 2006	rr_AnnualReturn2006	3.80%
Annual Return 2007	rr_AnnualReturn2007	4.99%
Annual Return 2008	rr_AnnualReturn2008	2.20%
Annual Return 2009	rr_AnnualReturn2009	6.51%
Annual Return 2010	rr_AnnualReturn2010	2.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.70%)
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2004
EFIAA Retail | SHORT TERM BOND FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2004
EFIAA Retail | SHORT TERM BOND FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2004
EFIAA Retail | SHORT TERM BOND FUND | Class A Shares | Barclays Capital 1-3 Year U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
EFIAA Retail | SHORT TERM BOND FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Net Expenses	rr_NetExpensesOverAssets	1.31%	[4]
1 Year	rr_ExpenseExampleYear01	233
3 Years	rr_ExpenseExampleYear03	453
5 Years	rr_ExpenseExampleYear05	796
10 Years	rr_ExpenseExampleYear10	1,764
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	453
5 Years	rr_ExpenseExampleNoRedemptionYear05	796
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,764
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 29, 2004
EFIAA Retail | SHORT TERM BOND FUND | Class C Shares | Barclays Capital 1-3 Year U.S. Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
EFIAA Retail | SHORT TERM BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return through investments in fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bonds which include:

•	Debt obligations issued or guaranteed by the U.S. Government or its agencies.

•	Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment grade.

•	Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.
•	Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds. The Fund will maintain an average duration of between 1 and 3 years.

The Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody's and/or BBB- by S&P, but have a minimum rating of B3 by Moody's and/or B- by S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its goals.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The Fund portfolio managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

The Fund may sell a security if, among other reasons, the credit quality of the security deteriorates significantly or if a better relative value can be obtained from another security.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity or duration of the Fund's investments, the greater the impact of a change in interest rates on the investments' value.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"—or repay—a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody's or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	2.19%
Lowest Quarter	09/30/08	-0.70%
Year-to-date total return as of 9/30/2011		1.01%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.85% and 1.30%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.93% with respect to Class A Shares and 1.38% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | Wisconsin Tax-Exempt Fund
Wisconsin Tax-Exempt Fund
INVESTMENT OBJECTIVE AND GOAL
To seek to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail Wisconsin Tax-Exempt Fund	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail Wisconsin Tax-Exempt Fund		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.25%	0.75%	0.75%
Other Expenses		0.56%	0.56%	0.31%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.32%	1.82%	1.57%
Fee Waivers and Expense Reimbursement		0.41%	0.21%	0.21%
Net Expenses	[3]	0.91%	1.61%	1.36%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.90%, 1.60% and 1.35%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.90% with respect to Class A Shares, 1.60% with respect to Class B Shares and 1.35% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail Wisconsin Tax-Exempt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	316	594	894	1,744
Class B Shares	664	852	1,166	1,989
Class C Shares	238	475	835	1,850

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail Wisconsin Tax-Exempt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	164	552	966	1,989
Class C Shares	138	475	835	1,850

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in municipal securities issued by the State of Wisconsin, its municipalities, other political subdivisions and public authorities of Wisconsin and similar obligations of other agencies and entities that pay interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax (including territories and possessions of the United States and their political subdivisions and public authorities, and certain other governmental issuers) and also from federal and applicable Wisconsin alternative minimum taxes.

Debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions and certain other governmental issuers, the interest on which is exempt from federal income tax, are referred to as "tax exempt obligations."

When the sub-adviser is unable to find a sufficient supply of qualifying tax exempt obligations issued in Wisconsin that the sub-adviser believes could be good investments for the Fund, the sub-adviser may invest more than 25% of the Fund's net assets in debt obligations issued by or on behalf of Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa, the Northern Mariana Islands and their municipalities and other political subdivisions and public authorities, the income from which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax.

The Fund invests primarily in tax exempt obligations that are rated investment grade at the time of purchase (i.e., at least Baa3/BBB-) or that are unrated but that the sub-adviser determines, at the time of purchase, are of comparable quality to obligations rated investment grade.

The Fund may invest up to 20% of its assets in tax exempt obligations that are rated below investment grade (but not rated below B) and in unrated bonds that the sub-adviser determines, at the time of purchase, to be of comparable quality (these below investment-grade obligations are sometimes referred to as junk bonds).

It is possible that, after the Fund purchases a tax exempt obligation that meets its credit quality standards, the obligation may be downgraded or the sub-adviser may reassess its view of the issuer's credit quality. The sub-adviser will consider such an event in determining whether the Fund should continue to hold the obligation, but will not automatically dispose of the obligation solely because it has been downgraded. However, if such a downgrade causes more than 5% of the Fund's total assets to be invested in tax exempt obligations that do not meet the Fund's minimum credit standards, then the sub-adviser intends to sell some of the lower quality tax exempt obligations so that less than 5% of the Fund's total assets are invested in such obligations.

In analyzing rated and unrated tax exempt obligations, the sub-adviser obtains and reviews available information on the creditworthiness of the parties obligated to make principal and interest payments (including any parties who guarantee the borrower's payment obligations). The sub-adviser also considers various qualitative factors and trends that affect tax exempt obligations generally. A significant portion of the credit ratings of the tax exempt obligations held by the Fund are enhanced by insurance, although the ability of the insurer to pay principal and interest in the event of a default by the issuer cannot be assured.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forgo a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Fund.

Geographic Concentration Risk: The Fund normally will invest significant portions of its assets in several specific geographic areas, including Wisconsin and, to a lesser extent, U.S. territories, for example, Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa and the Northern Mariana Islands. Political, legislative, business and economic conditions and developments within these areas will affect the Fund's performance, because the Fund's investments primarily will be made in those geographic territories. For example, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of municipal issuers in these jurisdictions to pay interest or repay principal. Future political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of municipal issuers. By concentrating its investments in bonds issued in specific geographic areas, the Fund's credit risk is more dependent on the ability of the territory or state and its cities and municipalities to make timely payments on their obligations.

Concentration Risk: The risk associated with exposure to any one industry or sector. The Fund does not seek to concentrate its investments in any particular industry and generally will not invest more than 25% of its net assets in tax exempt obligations payable from the revenues of any single industry. However, when the sub-adviser is unable to find a sufficient supply of other appropriate tax exempt obligations, it may invest more than 25% of the Fund's net assets in bonds payable from the revenues of any of the housing, healthcare or utilities industries. Any economic, business, political and other changes that affect one such revenue bond potentially could affect other revenue bonds in the same industry segment. The resulting industry concentration could increase the Fund's market risk or credit risk, or both.

Limited Supply Risk: Only limited categories of tax exempt obligations are exempt from both federal income tax and Wisconsin personal income tax. Because there are limited categories of these double tax exempt bonds, the Fund may not always be able to invest its assets in tax exempt obligations issued in Wisconsin.

Alternative Minimum Tax Risk: The Fund may invest up to 10% of its total assets in municipal securities that generate interest which is subject to alternative minimum tax ("AMT"). As a result, taxpayers who are subject to the AMT potentially could earn a lower after-tax return.

In addition, changes to the tax laws that eliminate or reduce individual income taxes on corporate dividends or that make other investments more attractive could reduce demand for municipal securities and thus the value of the Fund.

Non-Diversification Risk: The Fund is a "non-diversified" fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Shares for 1, 5 and 10 years and the Fund's Class B and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	6.32%
Lowest Quarter	12/31/10	-3.92%
Year-to-date total return as of 9/30/2011		6.88%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail Wisconsin Tax-Exempt Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	(0.57%)	2.61%	3.75%
Class A Shares Return After Taxes on Distributions	(0.59%)	2.60%	3.75%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	0.87%	2.74%	3.75%
Class A Shares Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%
Class B Shares	(3.88%)	1.98%		2.59%	Jan 6, 2003
Class C Shares	0.31%	2.42%		2.64%	Jan 6, 2003
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%		4.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Wisconsin Tax-Exempt Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | Wisconsin Tax-Exempt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.41%
Net Expenses	rr_NetExpensesOverAssets	0.91%	[4]
1 Year	rr_ExpenseExampleYear01	316
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	894
10 Years	rr_ExpenseExampleYear10	1,744
Annual Return 2001	rr_AnnualReturn2001	4.56%
Annual Return 2002	rr_AnnualReturn2002	9.26%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	3.57%
Annual Return 2005	rr_AnnualReturn2005	2.64%
Annual Return 2006	rr_AnnualReturn2006	3.90%
Annual Return 2007	rr_AnnualReturn2007	2.54%
Annual Return 2008	rr_AnnualReturn2008	(3.16%)
Annual Return 2009	rr_AnnualReturn2009	10.84%
Annual Return 2010	rr_AnnualReturn2010	1.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.92%)
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception
EFIAA Retail | Wisconsin Tax-Exempt Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception
EFIAA Retail | Wisconsin Tax-Exempt Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception
EFIAA Retail | Wisconsin Tax-Exempt Fund | Class A Shares | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception
EFIAA Retail | Wisconsin Tax-Exempt Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Net Expenses	rr_NetExpensesOverAssets	1.61%	[4]
1 Year	rr_ExpenseExampleYear01	664
3 Years	rr_ExpenseExampleYear03	852
5 Years	rr_ExpenseExampleYear05	1,166
10 Years	rr_ExpenseExampleYear10	1,989
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	552
5 Years	rr_ExpenseExampleNoRedemptionYear05	966
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 2003
EFIAA Retail | Wisconsin Tax-Exempt Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Net Expenses	rr_NetExpensesOverAssets	1.36%	[4]
1 Year	rr_ExpenseExampleYear01	238
3 Years	rr_ExpenseExampleYear03	475
5 Years	rr_ExpenseExampleYear05	835
10 Years	rr_ExpenseExampleYear10	1,850
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	475
5 Years	rr_ExpenseExampleNoRedemptionYear05	835
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,850
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 2003
EFIAA Retail | Wisconsin Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wisconsin Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in municipal securities issued by the State of Wisconsin, its municipalities, other political subdivisions and public authorities of Wisconsin and similar obligations of other agencies and entities that pay interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax (including territories and possessions of the United States and their political subdivisions and public authorities, and certain other governmental issuers) and also from federal and applicable Wisconsin alternative minimum taxes.

Debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions and certain other governmental issuers, the interest on which is exempt from federal income tax, are referred to as "tax exempt obligations."

When the sub-adviser is unable to find a sufficient supply of qualifying tax exempt obligations issued in Wisconsin that the sub-adviser believes could be good investments for the Fund, the sub-adviser may invest more than 25% of the Fund's net assets in debt obligations issued by or on behalf of Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa, the Northern Mariana Islands and their municipalities and other political subdivisions and public authorities, the income from which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax.

The Fund invests primarily in tax exempt obligations that are rated investment grade at the time of purchase (i.e., at least Baa3/BBB-) or that are unrated but that the sub-adviser determines, at the time of purchase, are of comparable quality to obligations rated investment grade.

The Fund may invest up to 20% of its assets in tax exempt obligations that are rated below investment grade (but not rated below B) and in unrated bonds that the sub-adviser determines, at the time of purchase, to be of comparable quality (these below investment-grade obligations are sometimes referred to as junk bonds).

It is possible that, after the Fund purchases a tax exempt obligation that meets its credit quality standards, the obligation may be downgraded or the sub-adviser may reassess its view of the issuer's credit quality. The sub-adviser will consider such an event in determining whether the Fund should continue to hold the obligation, but will not automatically dispose of the obligation solely because it has been downgraded. However, if such a downgrade causes more than 5% of the Fund's total assets to be invested in tax exempt obligations that do not meet the Fund's minimum credit standards, then the sub-adviser intends to sell some of the lower quality tax exempt obligations so that less than 5% of the Fund's total assets are invested in such obligations.

In analyzing rated and unrated tax exempt obligations, the sub-adviser obtains and reviews available information on the creditworthiness of the parties obligated to make principal and interest payments (including any parties who guarantee the borrower's payment obligations). The sub-adviser also considers various qualitative factors and trends that affect tax exempt obligations generally. A significant portion of the credit ratings of the tax exempt obligations held by the Fund are enhanced by insurance, although the ability of the insurer to pay principal and interest in the event of a default by the issuer cannot be assured.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower's ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forgo a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Fund.

Geographic Concentration Risk: The Fund normally will invest significant portions of its assets in several specific geographic areas, including Wisconsin and, to a lesser extent, U.S. territories, for example, Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa and the Northern Mariana Islands. Political, legislative, business and economic conditions and developments within these areas will affect the Fund's performance, because the Fund's investments primarily will be made in those geographic territories. For example, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of municipal issuers in these jurisdictions to pay interest or repay principal. Future political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of municipal issuers. By concentrating its investments in bonds issued in specific geographic areas, the Fund's credit risk is more dependent on the ability of the territory or state and its cities and municipalities to make timely payments on their obligations.

Concentration Risk: The risk associated with exposure to any one industry or sector. The Fund does not seek to concentrate its investments in any particular industry and generally will not invest more than 25% of its net assets in tax exempt obligations payable from the revenues of any single industry. However, when the sub-adviser is unable to find a sufficient supply of other appropriate tax exempt obligations, it may invest more than 25% of the Fund's net assets in bonds payable from the revenues of any of the housing, healthcare or utilities industries. Any economic, business, political and other changes that affect one such revenue bond potentially could affect other revenue bonds in the same industry segment. The resulting industry concentration could increase the Fund's market risk or credit risk, or both.

Limited Supply Risk: Only limited categories of tax exempt obligations are exempt from both federal income tax and Wisconsin personal income tax. Because there are limited categories of these double tax exempt bonds, the Fund may not always be able to invest its assets in tax exempt obligations issued in Wisconsin.

Alternative Minimum Tax Risk: The Fund may invest up to 10% of its total assets in municipal securities that generate interest which is subject to alternative minimum tax ("AMT"). As a result, taxpayers who are subject to the AMT potentially could earn a lower after-tax return.

In addition, changes to the tax laws that eliminate or reduce individual income taxes on corporate dividends or that make other investments more attractive could reduce demand for municipal securities and thus the value of the Fund.

Non-Diversification Risk: The Fund is a "non-diversified" fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk: The Fund is a "non-diversified" fund under the Investment Company Act of 1940. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Shares for 1, 5 and 10 years and the Fund's Class B and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Shares for 1, 5 and 10 years and the Fund's Class B and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/09	6.32%
Lowest Quarter	12/31/10	-3.92%
Year-to-date total return as of 9/30/2011		6.88%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Wisconsin Tax-Exempt Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

EFIAA Retail | Wisconsin Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.90%, 1.60% and 1.35%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.90% with respect to Class A Shares, 1.60% with respect to Class B Shares and 1.35% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | Tactical Growth & Income Allocation Fund
Tactical Growth & Income Allocation Fund (formerly Growth & Income Allocation Fund)
INVESTMENT OBJECTIVE AND GOAL
To seek capital appreciation and income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail Tactical Growth & Income Allocation Fund	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail Tactical Growth & Income Allocation Fund		Class A Shares	Class C Shares
Management Fees		0.18%	0.18%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.69%	0.44%
Acquired Fund Fees and Expenses	[1]	0.96%	0.96%
Total Annual Fund Operating Expenses	[2]	2.08%	2.58%
Fee Waivers and Expense Reimbursement		0.54%	0.34%
Net Expenses	[3]	1.54%	2.24%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.58% and 1.28%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.58% with respect to Class A Shares and 1.28% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail Tactical Growth & Income Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	698	1,117	1,560	2,787
Class C Shares	327	770	1,340	2,890

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Retail Tactical Growth & Income Allocation Fund Class C Shares	227	770	1,340	2,890

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will, under normal market conditions, invest, either directly or through its investments in underlying funds, between 45% and 75% of its assets in equity securities, and between 25% and 55% of its assets in fixed-income securities. The Fund's strategic allocation target is 60% equity securities and 40% fixed-income securities.

The Fund is a balanced option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed-income investments for the Fund will vary depending on the portfolio manager's outlook on the expected return and risk of each selected investment. The portfolio manager's decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and portfolio risks.

The Fund invests in other HighMark Funds and may invest in equity and fixed-income funds that are not affiliated with HighMark Funds, including funds that invest in non-U.S. securities.

The Fund may invest directly in equity securities, fixed-income securities (including but not limited to high-yield securities and U.S. Government securities), derivatives (including but not limited to futures, forwards and options for hedging and speculative purposes), cash and cash equivalents. In addition, the Fund may invest in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus and, for more detail on the target allocation range of investments of the Fund as of the date of the Fund's prospectus, see the "Other Investment Matters" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Investing in Mutual Funds Risk: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

Fixed-Income Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed-income securities, and may also invest directly in such securities. Fixed-income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"—or repay—a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

Equity Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

Foreign Investment Risk: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges, when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	13.63%
Lowest Quarter	12/31/08	-15.92%
Year-to-date total return as of 9/30/2011		-9.90%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail Tactical Growth & Income Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	8.19%	2.20%	3.45%	Oct 12, 2004
Class A Shares Return After Taxes on Distributions	7.95%	1.50%	2.82%	Oct 12, 2004
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.54%	1.67%	2.77%	Oct 12, 2004
Class C Shares	12.64%	2.65%	3.66%	Oct 12, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.15%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.39%	Sep 30, 2004
Blended Index (reflects no deduction for fees, expenses or taxes)	11.77%	3.90%	4.71%	Sep 30, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.

The blended index is 60% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | Tactical Growth & Income Allocation Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%
Net Expenses	rr_NetExpensesOverAssets	1.54%	[4]
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	1,117
5 Years	rr_ExpenseExampleYear05	1,560
10 Years	rr_ExpenseExampleYear10	2,787
Annual Return 2005	rr_AnnualReturn2005	5.37%
Annual Return 2006	rr_AnnualReturn2006	11.70%
Annual Return 2007	rr_AnnualReturn2007	3.26%
Annual Return 2008	rr_AnnualReturn2008	(27.77%)
Annual Return 2009	rr_AnnualReturn2009	23.77%
Annual Return 2010	rr_AnnualReturn2010	14.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.92%)
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Retail | Tactical Growth & Income Allocation Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.95%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Retail | Tactical Growth & Income Allocation Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.54%
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Retail | Tactical Growth & Income Allocation Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%
Net Expenses	rr_NetExpensesOverAssets	2.24%	[4]
1 Year	rr_ExpenseExampleYear01	327
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,340
10 Years	rr_ExpenseExampleYear10	2,890
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,890
1 Year	rr_AverageAnnualReturnYear01	12.64%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Retail | Tactical Growth & Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tactical Growth & Income Allocation Fund (formerly Growth & Income Allocation Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will, under normal market conditions, invest, either directly or through its investments in underlying funds, between 45% and 75% of its assets in equity securities, and between 25% and 55% of its assets in fixed-income securities. The Fund's strategic allocation target is 60% equity securities and 40% fixed-income securities.

The Fund is a balanced option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed-income investments for the Fund will vary depending on the portfolio manager's outlook on the expected return and risk of each selected investment. The portfolio manager's decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and portfolio risks.

The Fund invests in other HighMark Funds and may invest in equity and fixed-income funds that are not affiliated with HighMark Funds, including funds that invest in non-U.S. securities.

The Fund may invest directly in equity securities, fixed-income securities (including but not limited to high-yield securities and U.S. Government securities), derivatives (including but not limited to futures, forwards and options for hedging and speculative purposes), cash and cash equivalents. In addition, the Fund may invest in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus and, for more detail on the target allocation range of investments of the Fund as of the date of the Fund's prospectus, see the "Other Investment Matters" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Investing in Mutual Funds Risk: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

Fixed-Income Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed-income securities, and may also invest directly in such securities. Fixed-income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"—or repay—a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

Equity Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

Foreign Investment Risk: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges, when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/09	13.63%
Lowest Quarter	12/31/08	-15.92%
Year-to-date total return as of 9/30/2011		-9.90%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.

The blended index is 60% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.

EFIAA Retail | Tactical Growth & Income Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
EFIAA Retail | Tactical Growth & Income Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
EFIAA Retail | Tactical Growth & Income Allocation Fund | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
EFIAA Retail | Tactical Growth & Income Allocation Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.77%
5 Years	rr_AverageAnnualReturnYear05	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.58% and 1.28%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.58% with respect to Class A Shares and 1.28% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

EFIAA Retail | Tactical Capital Growth Allocation Fund
Tactical Capital Growth Allocation Fund (formerly Capital Growth Allocation Fund)
INVESTMENT OBJECTIVE AND GOAL
Primarily to seek capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail Tactical Capital Growth Allocation Fund	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail Tactical Capital Growth Allocation Fund		Class A Shares	Class C Shares
Management Fees		0.18%	0.18%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.75%	0.50%
Acquired Fund Fees and Expenses	[1]	1.04%	1.04%
Total Annual Fund Operating Expenses	[2]	2.22%	2.72%
Fee Waivers and Expense Reimbursement		0.60%	0.40%
Net Expenses	[3]	1.62%	2.32%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.58% and 1.28%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.58% with respect to Class A Shares and 1.28% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail Tactical Capital Growth Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	706	1,152	1,623	2,920
Class C Shares	335	806	1,404	3,022

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Retail Tactical Capital Growth Allocation Fund Class C Shares	235	806	1,404	3,022

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will, under normal market conditions, invest, either directly or through its investments in underlying funds, between 65% and 95% of its assets in equity securities, and between 5% and 35% of its assets in fixed-income securities. The Fund's strategic allocation target is 80% equity securities and 20% fixed-income securities.

The Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed-income investments for the Fund will vary depending on the portfolio manager's outlook on the expected return and risk of each selected investment. The portfolio manager's decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and portfolio risks.

The Fund invests in other HighMark Funds and may invest in equity and fixed-income funds that are not affiliated with HighMark Funds, including funds that invest in non-U.S. securities.

The Fund may invest directly in equity securities, fixed-income securities (including but not limited to high-yield securities and U.S. Government securities), derivatives (including but not limited to futures, forwards and options for hedging and speculative purposes), cash and cash equivalents. In addition, the Fund may invest in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus and, for more detail on the target allocation range of investments of the Fund as of the date of the Fund's prospectus, see the "Other Investment Matters" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Investing in Mutual Funds Risk: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

Fixed-Income Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed-income securities, and may also invest directly in such securities. Fixed-income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"—or repay—a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

Equity Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

Foreign Investment Risk: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	16.62%
Lowest Quarter	12/31/08	-20.60%
Year-to-date total return as of 9/30/2011		-13.04%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail Tactical Capital Growth Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	10.27%	1.46%	3.23%	Oct 12, 2004
Class A Shares Return After Taxes on Distributions	10.11%	0.83%	2.69%	Oct 12, 2004
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	6.86%	1.11%	2.66%	Oct 12, 2004
Class C Shares	14.91%	1.91%	3.45%	Oct 12, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.15%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.39%	Sep 30, 2004
Blended Index (reflects no deduction for fees, expenses or taxes)	13.31%	3.08%	4.38%	Sep 30, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.

The blended index is 80% S&P 500 Index, 15% Barclays Capital U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
EFIAA Retail | Tactical Capital Growth Allocation Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.60%
Net Expenses	rr_NetExpensesOverAssets	1.62%	[4]
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	1,152
5 Years	rr_ExpenseExampleYear05	1,623
10 Years	rr_ExpenseExampleYear10	2,920
Annual Return 2005	rr_AnnualReturn2005	6.18%
Annual Return 2006	rr_AnnualReturn2006	14.47%
Annual Return 2007	rr_AnnualReturn2007	2.36%
Annual Return 2008	rr_AnnualReturn2008	(34.73%)
Annual Return 2009	rr_AnnualReturn2009	27.53%
Annual Return 2010	rr_AnnualReturn2010	16.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.60%)
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Retail | Tactical Capital Growth Allocation Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Retail | Tactical Capital Growth Allocation Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Retail | Tactical Capital Growth Allocation Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.40%
Net Expenses	rr_NetExpensesOverAssets	2.32%	[4]
1 Year	rr_ExpenseExampleYear01	335
3 Years	rr_ExpenseExampleYear03	806
5 Years	rr_ExpenseExampleYear05	1,404
10 Years	rr_ExpenseExampleYear10	3,022
1 Year	rr_ExpenseExampleNoRedemptionYear01	235
3 Years	rr_ExpenseExampleNoRedemptionYear03	806
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,404
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,022
1 Year	rr_AverageAnnualReturnYear01	14.91%
5 Years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2004
EFIAA Retail | Tactical Capital Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tactical Capital Growth Allocation Fund (formerly Capital Growth Allocation Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primarily to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will, under normal market conditions, invest, either directly or through its investments in underlying funds, between 65% and 95% of its assets in equity securities, and between 5% and 35% of its assets in fixed-income securities. The Fund's strategic allocation target is 80% equity securities and 20% fixed-income securities.

The Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed-income investments for the Fund will vary depending on the portfolio manager's outlook on the expected return and risk of each selected investment. The portfolio manager's decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and portfolio risks.

The Fund invests in other HighMark Funds and may invest in equity and fixed-income funds that are not affiliated with HighMark Funds, including funds that invest in non-U.S. securities.

The Fund may invest directly in equity securities, fixed-income securities (including but not limited to high-yield securities and U.S. Government securities), derivatives (including but not limited to futures, forwards and options for hedging and speculative purposes), cash and cash equivalents. In addition, the Fund may invest in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus and, for more detail on the target allocation range of investments of the Fund as of the date of the Fund's prospectus, see the "Other Investment Matters" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Investing in Mutual Funds Risk: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

Fixed-Income Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed-income securities, and may also invest directly in such securities. Fixed-income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"—or repay—a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

Equity Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

Foreign Investment Risk: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/09	16.62%
Lowest Quarter	12/31/08	-20.60%
Year-to-date total return as of 9/30/2011		-13.04%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Barclays Capital U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.

The blended index is 80% S&P 500 Index, 15% Barclays Capital U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.

EFIAA Retail | Tactical Capital Growth Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
EFIAA Retail | Tactical Capital Growth Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
EFIAA Retail | Tactical Capital Growth Allocation Fund | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
EFIAA Retail | Tactical Capital Growth Allocation Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	3.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.58% and 1.28%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.58% with respect to Class A Shares and 1.28% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

MM Fiduciary | 100% US TREASURY MONEY MARKET FUND
100% U.S. Treasury Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Fiduciary 100% US TREASURY MONEY MARKET FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Fiduciary 100% US TREASURY MONEY MARKET FUND Fiduciary Shares
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.46%
Total Annual Fund Operating Expenses		0.76%
Fee Waivers and Expense Reimbursement		0.21%
Net Expenses	[1]	0.55%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Fiduciary 100% US TREASURY MONEY MARKET FUND Fiduciary Shares	56	222	402	923

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in U.S. Treasury securities and separately traded components of those securities called "STRIPs". The Fund may, for temporary defensive purposes, in order to meet shareholder redemptions and/or to otherwise facilitate portfolio operations, retain such portion of its assets as the Fund's portfolio managers deem appropriate in cash in a deposit account held at the Fund's custodian. Cash of the Fund held in a deposit account at the Fund's custodian is subject to the credit risk of the custodian.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasury securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/01	1.29%
Lowest Quarter	12/31/09	0.00%
Year-to-date total return as of 9/30/2011		0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Fiduciary 100% US TREASURY MONEY MARKET FUND Fiduciary Shares	0.01%	1.87%	1.82%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Fiduciary | 100% US TREASURY MONEY MARKET FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Net Expenses	rr_NetExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	402
10 Years	rr_ExpenseExampleYear10	923
Annual Return 2001	rr_AnnualReturn2001	3.71%
Annual Return 2002	rr_AnnualReturn2002	1.33%
Annual Return 2003	rr_AnnualReturn2003	0.60%
Annual Return 2004	rr_AnnualReturn2004	0.74%
Annual Return 2005	rr_AnnualReturn2005	2.47%
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	4.11%
Annual Return 2008	rr_AnnualReturn2008	1.04%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	1.82%
MM Fiduciary | 100% US TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	100% U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in U.S. Treasury securities and separately traded components of those securities called "STRIPs". The Fund may, for temporary defensive purposes, in order to meet shareholder redemptions and/or to otherwise facilitate portfolio operations, retain such portion of its assets as the Fund's portfolio managers deem appropriate in cash in a deposit account held at the Fund's custodian. Cash of the Fund held in a deposit account at the Fund's custodian is subject to the credit risk of the custodian.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasury securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	03/31/01	1.29%
Lowest Quarter	12/31/09	0.00%
Year-to-date total return as of 9/30/2011		0.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Fiduciary | CALIFORNIA TAX-FREE MONEY MARKET FUND
California Tax-Free Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income exempt from federal and California personal income taxes with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Fiduciary CALIFORNIA TAX-FREE MONEY MARKET FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Fiduciary CALIFORNIA TAX-FREE MONEY MARKET FUND Fiduciary Shares
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.46%
Total Annual Fund Operating Expenses		0.76%
Fee Waivers and Expense Reimbursement		0.21%
Net Expenses	[1]	0.55%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Fiduciary CALIFORNIA TAX-FREE MONEY MARKET FUND Fiduciary Shares	56	222	402	923

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in short-term, high quality California municipal securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its total assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% of its total assets in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.
•	Imbalances in the supply of securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable debt obligations. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal securities than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in securities issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/07	0.81%
Lowest Quarter	09/30/09	0.01%
Year-to-date total return as of 9/30/2011		0.02%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Fiduciary CALIFORNIA TAX-FREE MONEY MARKET FUND Fiduciary Shares	0.06%	1.70%	1.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Fiduciary | CALIFORNIA TAX-FREE MONEY MARKET FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Net Expenses	rr_NetExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	402
10 Years	rr_ExpenseExampleYear10	923
Annual Return 2001	rr_AnnualReturn2001	2.15%
Annual Return 2002	rr_AnnualReturn2002	1.03%
Annual Return 2003	rr_AnnualReturn2003	0.63%
Annual Return 2004	rr_AnnualReturn2004	0.80%
Annual Return 2005	rr_AnnualReturn2005	1.93%
Annual Return 2006	rr_AnnualReturn2006	2.93%
Annual Return 2007	rr_AnnualReturn2007	3.13%
Annual Return 2008	rr_AnnualReturn2008	2.18%
Annual Return 2009	rr_AnnualReturn2009	0.27%
Annual Return 2010	rr_AnnualReturn2010	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	1.50%
MM Fiduciary | CALIFORNIA TAX-FREE MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	California Tax-Free Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income exempt from federal and California personal income taxes with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its total assets in short-term, high quality California municipal securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its total assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% of its total assets in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.
•	Imbalances in the supply of securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable debt obligations. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal securities than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in securities issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/07	0.81%
Lowest Quarter	09/30/09	0.01%
Year-to-date total return as of 9/30/2011		0.02%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Fiduciary | DIVERSIFIED MONEY MARKET FUND
Diversified Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Fiduciary DIVERSIFIED MONEY MARKET FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Fiduciary DIVERSIFIED MONEY MARKET FUND Fiduciary Shares
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.45%
Total Annual Fund Operating Expenses		0.75%
Fee Waivers and Expense Reimbursement		0.18%
Net Expenses	[1]	0.57%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.57% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Fiduciary DIVERSIFIED MONEY MARKET FUND Fiduciary Shares	58	222	399	913

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term debt securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the high quality, short-term securities market as a whole and/or for individual securities.

•	Current imbalances in the supply of high quality, short-term securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

 Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable Securities and Exchange Commission guidelines, if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/01	1.35%
Lowest Quarter	12/31/10	0.02%
Year-to-date total return as of 9/30/2011		0.02%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Fiduciary DIVERSIFIED MONEY MARKET FUND Fiduciary Shares	0.14%	2.62%	2.29%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Fiduciary | DIVERSIFIED MONEY MARKET FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Net Expenses	rr_NetExpensesOverAssets	0.57%	[1]
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	399
10 Years	rr_ExpenseExampleYear10	913
Annual Return 2001	rr_AnnualReturn2001	3.92%
Annual Return 2002	rr_AnnualReturn2002	1.46%
Annual Return 2003	rr_AnnualReturn2003	0.73%
Annual Return 2004	rr_AnnualReturn2004	0.94%
Annual Return 2005	rr_AnnualReturn2005	2.82%
Annual Return 2006	rr_AnnualReturn2006	4.68%
Annual Return 2007	rr_AnnualReturn2007	4.97%
Annual Return 2008	rr_AnnualReturn2008	2.75%
Annual Return 2009	rr_AnnualReturn2009	0.69%
Annual Return 2010	rr_AnnualReturn2010	0.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	2.29%
MM Fiduciary | DIVERSIFIED MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high quality, short-term debt securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the high quality, short-term securities market as a whole and/or for individual securities.

•	Current imbalances in the supply of high quality, short-term securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

 Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable Securities and Exchange Commission guidelines, if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	03/31/01	1.35%
Lowest Quarter	12/31/10	0.02%
Year-to-date total return as of 9/30/2011		0.02%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.57% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Fiduciary | Treasury Plus Money Market Fund
Treasury Plus Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Fiduciary Treasury Plus Money Market Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Fiduciary Treasury Plus Money Market Fund Fiduciary Shares
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.49%
Total Annual Fund Operating Expenses		0.79%
Fee Waivers and Expense Reimbursement		0.24%
Net Expenses	[1]	0.55%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Fiduciary Treasury Plus Money Market Fund Fiduciary Shares	56	228	415	956

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also engage in reverse repurchase agreements as a method for creating leverage and for other purposes.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasuries relative to demand.

•	Liquidity, market risk and yield of various investment options, and/or

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Leverage Risk: The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Counterparty Risk: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/09	0.06%
Lowest Quarter	12/31/09	0.01%
Year-to-date total return as of 9/30/2011		0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	Since Inception	Inception Date
MM Fiduciary Treasury Plus Money Market Fund Fiduciary Shares	0.03%	0.20%	Aug 14, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Fiduciary | Treasury Plus Money Market Fund | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%
Net Expenses	rr_NetExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	228
5 Years	rr_ExpenseExampleYear05	415
10 Years	rr_ExpenseExampleYear10	956
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 14, 2008
MM Fiduciary | Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Plus Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also engage in reverse repurchase agreements as a method for creating leverage and for other purposes.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasuries relative to demand.

•	Liquidity, market risk and yield of various investment options, and/or

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Leverage Risk: The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Counterparty Risk: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	03/31/09	0.06%
Lowest Quarter	12/31/09	0.01%
Year-to-date total return as of 9/30/2011		0.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Fiduciary | US GOVERNMENT MONEY MARKET FUND
U.S. Government Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Fiduciary US GOVERNMENT MONEY MARKET FUND Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Fiduciary US GOVERNMENT MONEY MARKET FUND Fiduciary Shares
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.46%
Total Annual Fund Operating Expenses		0.76%
Fee Waivers and Expense Reimbursement		0.19%
Net Expenses	[1]	0.57%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.57% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Fiduciary US GOVERNMENT MONEY MARKET FUND Fiduciary Shares	58	224	404	924

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. Government, its agencies, authorities, enterprises or instrumentalities (collectively, "government-sponsored entities"), such as the Federal Home Loan Mortgage Corp. ("Freddie Mac") and the Federal National Mortgage Assn. ("Fannie Mae"). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the U.S. Government securities market as a whole and/or for individual securities.

•	Imbalances in the supply of U.S. Government securities relative to demand.
•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Government-Sponsored Entities Risk: The securities in which the Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/01	1.29%
Lowest Quarter	12/31/10	0.01%
Year-to-date total return as of 9/30/2011		0.01%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Fiduciary US GOVERNMENT MONEY MARKET FUND Fiduciary Shares	0.05%	2.33%	2.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Fiduciary | US GOVERNMENT MONEY MARKET FUND | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%
Net Expenses	rr_NetExpensesOverAssets	0.57%	[1]
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	404
10 Years	rr_ExpenseExampleYear10	924
Annual Return 2001	rr_AnnualReturn2001	3.66%
Annual Return 2002	rr_AnnualReturn2002	1.38%
Annual Return 2003	rr_AnnualReturn2003	0.67%
Annual Return 2004	rr_AnnualReturn2004	0.85%
Annual Return 2005	rr_AnnualReturn2005	2.75%
Annual Return 2006	rr_AnnualReturn2006	4.58%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	2.18%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.09%
MM Fiduciary | US GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. Government, its agencies, authorities, enterprises or instrumentalities (collectively, "government-sponsored entities"), such as the Federal Home Loan Mortgage Corp. ("Freddie Mac") and the Federal National Mortgage Assn. ("Fannie Mae"). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the U.S. Government securities market as a whole and/or for individual securities.

•	Imbalances in the supply of U.S. Government securities relative to demand.
•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Government-Sponsored Entities Risk: The securities in which the Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Fiduciary Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	03/31/01	1.29%
Lowest Quarter	12/31/10	0.01%
Year-to-date total return as of 9/30/2011		0.01%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.57% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if (i) the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Shares do not cause the Fund's or Fiduciary Shares' net yield to fall below the Fund's or Fiduciary Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Retail | 100% US TREASURY MONEY MARKET FUND
100% U.S. Treasury Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Retail 100% US TREASURY MONEY MARKET FUND Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Retail 100% US TREASURY MONEY MARKET FUND Class A Shares
Management Fees		0.30%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.46%
Total Annual Fund Operating Expenses		1.01%
Fee Waivers and Expense Reimbursement		0.21%
Net Expenses	[1]	0.80%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.80% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund's or Class A Shares' net yield to fall below the Fund's or Class A Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Retail 100% US TREASURY MONEY MARKET FUND Class A Shares	82	301	537	1,217

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in U.S. Treasury securities and separately traded components of those securities called "STRIPs". The Fund may, for temporary defensive purposes, in order to meet shareholder redemptions and/or to otherwise facilitate portfolio operations, retain such portion of its assets as the Fund's portfolio managers deem appropriate in cash in a deposit account held at the Fund's custodian. Cash of the Fund held in a deposit account at the Fund's custodian is subject to the credit risk of the custodian.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasury securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/01	1.22%
Lowest Quarter	12/31/09	0.00%
Year-to-date total return as of 9/30/2011		0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Retail 100% US TREASURY MONEY MARKET FUND Class A Shares	0.01%	1.72%	1.62%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Retail | 100% US TREASURY MONEY MARKET FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Net Expenses	rr_NetExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	301
5 Years	rr_ExpenseExampleYear05	537
10 Years	rr_ExpenseExampleYear10	1,217
Annual Return 2001	rr_AnnualReturn2001	3.45%
Annual Return 2002	rr_AnnualReturn2002	1.08%
Annual Return 2003	rr_AnnualReturn2003	0.34%
Annual Return 2004	rr_AnnualReturn2004	0.49%
Annual Return 2005	rr_AnnualReturn2005	2.21%
Annual Return 2006	rr_AnnualReturn2006	3.99%
Annual Return 2007	rr_AnnualReturn2007	3.85%
Annual Return 2008	rr_AnnualReturn2008	0.82%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	1.62%
MM Retail | 100% US TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	100% U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in U.S. Treasury securities and separately traded components of those securities called "STRIPs". The Fund may, for temporary defensive purposes, in order to meet shareholder redemptions and/or to otherwise facilitate portfolio operations, retain such portion of its assets as the Fund's portfolio managers deem appropriate in cash in a deposit account held at the Fund's custodian. Cash of the Fund held in a deposit account at the Fund's custodian is subject to the credit risk of the custodian.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasury securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	03/31/01	1.22%
Lowest Quarter	12/31/09	0.00%
Year-to-date total return as of 9/30/2011		0.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.80% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund's or Class A Shares' net yield to fall below the Fund's or Class A Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Retail | CALIFORNIA TAX-FREE MONEY MARKET FUND
California Tax-Free Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income exempt from federal and California personal income taxes with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Retail CALIFORNIA TAX-FREE MONEY MARKET FUND Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Retail CALIFORNIA TAX-FREE MONEY MARKET FUND Class A Shares
Management Fees		0.30%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.46%
Total Annual Fund Operating Expenses		1.01%
Fee Waivers and Expense Reimbursement		0.21%
Net Expenses	[1]	0.80%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.80% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund's or Class A Shares' net yield to fall below the Fund's or Class A Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Retail CALIFORNIA TAX-FREE MONEY MARKET FUND Class A Shares	82	301	537	1,217

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in short-term, high quality California municipal securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its total assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% of its total assets in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.

•	Imbalances in the supply of securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable debt obligations. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share,it is possible to lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal securities than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in securities issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/07	0.75%
Lowest Quarter	09/30/09	0.01%
Year-to-date total return as of 9/30/2011		0.01%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Retail CALIFORNIA TAX-FREE MONEY MARKET FUND Class A Shares	0.03%	1.52%	1.29%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Retail | CALIFORNIA TAX-FREE MONEY MARKET FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Net Expenses	rr_NetExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	301
5 Years	rr_ExpenseExampleYear05	537
10 Years	rr_ExpenseExampleYear10	1,217
Annual Return 2001	rr_AnnualReturn2001	1.90%
Annual Return 2002	rr_AnnualReturn2002	0.78%
Annual Return 2003	rr_AnnualReturn2003	0.38%
Annual Return 2004	rr_AnnualReturn2004	0.55%
Annual Return 2005	rr_AnnualReturn2005	1.67%
Annual Return 2006	rr_AnnualReturn2006	2.68%
Annual Return 2007	rr_AnnualReturn2007	2.87%
Annual Return 2008	rr_AnnualReturn2008	1.92%
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	1.29%
MM Retail | CALIFORNIA TAX-FREE MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	California Tax-Free Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income exempt from federal and California personal income taxes with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its total assets in short-term, high quality California municipal securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its total assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% of its total assets in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.

•	Imbalances in the supply of securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable debt obligations. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share,it is possible to lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal securities than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in securities issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share,it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/07	0.75%
Lowest Quarter	09/30/09	0.01%
Year-to-date total return as of 9/30/2011		0.01%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.80% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund's or Class A Shares' net yield to fall below the Fund's or Class A Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Retail | DIVERSIFIED MONEY MARKET FUND
Diversified Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Retail DIVERSIFIED MONEY MARKET FUND Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Retail DIVERSIFIED MONEY MARKET FUND Class A Shares
Management Fees		0.30%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.45%
Total Annual Fund Operating Expenses		1.00%
Fee Waivers and Expense Reimbursement		0.18%
Net Expenses	[1]	0.82%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.82% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund's or Class A Shares' net yield to fall below the Fund's or Class A Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Retail DIVERSIFIED MONEY MARKET FUND Class A Shares	84	300	535	1,208

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term debt securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the high quality, short-term securities market as a whole and/or for individual securities.

•	Current imbalances in the supply of high quality, short-term securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable Securities and Exchange Commission guidelines, if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/01	1.29%
Lowest Quarter	12/31/10	0.02%
Year-to-date total return as of 9/30/2011		0.02%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Retail DIVERSIFIED MONEY MARKET FUND Class A Shares	0.07%	2.41%	2.06%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Retail | DIVERSIFIED MONEY MARKET FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Net Expenses	rr_NetExpensesOverAssets	0.82%	[1]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	535
10 Years	rr_ExpenseExampleYear10	1,208
Annual Return 2001	rr_AnnualReturn2001	3.66%
Annual Return 2002	rr_AnnualReturn2002	1.21%
Annual Return 2003	rr_AnnualReturn2003	0.48%
Annual Return 2004	rr_AnnualReturn2004	0.69%
Annual Return 2005	rr_AnnualReturn2005	2.56%
Annual Return 2006	rr_AnnualReturn2006	4.42%
Annual Return 2007	rr_AnnualReturn2007	4.72%
Annual Return 2008	rr_AnnualReturn2008	2.49%
Annual Return 2009	rr_AnnualReturn2009	0.44%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	2.06%
MM Retail | DIVERSIFIED MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high quality, short-term debt securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the high quality, short-term securities market as a whole and/or for individual securities.

•	Current imbalances in the supply of high quality, short-term securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable Securities and Exchange Commission guidelines, if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	03/31/01	1.29%
Lowest Quarter	12/31/10	0.02%
Year-to-date total return as of 9/30/2011		0.02%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.82% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund's or Class A Shares' net yield to fall below the Fund's or Class A Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Retail | Treasury Plus Money Market Fund
Treasury Plus Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Retail Treasury Plus Money Market Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Retail Treasury Plus Money Market Fund Class A Shares
Management Fees		0.30%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.04%
Fee Waivers and Expense Reimbursement		0.24%
Net Expenses	[1]	0.80%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.80% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund's or Class A Shares' net yield to fall below the Fund's or Class A Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Retail Treasury Plus Money Market Fund Class A Shares	82	307	551	1,249

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also engage in reverse repurchase agreements as a method for creating leverage and for other purposes.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasuries relative to demand.

•	Liquidity, market risk and yield of various investment options, and/or

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Leverage Risk: The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Counterparty Risk: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/09	0.02%
Lowest Quarter	06/30/09	0.01%
Year-to-date total return as of 9/30/2011		0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	Since Inception	Inception Date
MM Retail Treasury Plus Money Market Fund Class A Shares	0.03%	0.06%	Aug 14, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Retail | Treasury Plus Money Market Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%
Net Expenses	rr_NetExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	551
10 Years	rr_ExpenseExampleYear10	1,249
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 14, 2008
MM Retail | Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Plus Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also engage in reverse repurchase agreements as a method for creating leverage and for other purposes.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasuries relative to demand.

•	Liquidity, market risk and yield of various investment options, and/or

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Leverage Risk: The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Counterparty Risk: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	03/31/09	0.02%
Lowest Quarter	06/30/09	0.01%
Year-to-date total return as of 9/30/2011		0.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.80% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund's or Class A Shares' net yield to fall below the Fund's or Class A Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Retail | US GOVERNMENT MONEY MARKET FUND
U.S. Government Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts. Information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 14 and page 15, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MM Retail US GOVERNMENT MONEY MARKET FUND	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MM Retail US GOVERNMENT MONEY MARKET FUND		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.30%	0.30%	0.30%
Distribution (12b-1) Fees		0.25%	0.75%	0.75%
Other Expenses		0.46%	0.46%	0.21%
Total Annual Fund Operating Expenses		1.01%	1.51%	1.26%
Fee Waivers and Expense Reimbursement		0.19%	none	none
Net Expenses	[1]	0.82%	1.51%	1.26%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.82%, 1.52% and 1.27%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if (i) the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.80% with respect to Class A Shares, 1.50% with respect to Class B Shares and 1.25% with respect to Class C Shares and (ii) the sum of the amount of such payment and the operating expenses of such class of Shares do not cause the Fund's or such class of Shares' net yield to fall below the Fund's or such class of Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (for Class A shares, net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MM Retail US GOVERNMENT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	84	303	539	1,219
Class B Shares	654	777	1,024	1,667
Class C Shares	228	400	692	1,523

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - MM Retail US GOVERNMENT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	154	477	824	1,667
Class C Shares	128	400	692	1,523

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. Government, its agencies, authorities, enterprises or instrumentalities (collectively, "government-sponsored entities"), such as the Federal Home Loan Mortgage Corp. ("Freddie Mac") and the Federal National Mortgage Assn. ("Fannie Mae"). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the U.S. Government securities market as a whole and/or for individual securities.

•	Imbalances in the supply of U.S. Government securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Government-Sponsored Entities Risk: The securities in which the Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/01	1.23%
Lowest Quarter	12/31/10	0.01%
Year-to-date total return as of 9/30/2011		0.01%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - MM Retail US GOVERNMENT MONEY MARKET FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	0.05%	2.16%	1.88%
Class B Shares	(4.95%)	1.35%	1.36%
Class C Shares	(0.95%)	1.88%		1.91%	Dec 1, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Retail | US GOVERNMENT MONEY MARKET FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%
Net Expenses	rr_NetExpensesOverAssets	0.82%	[1]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	539
10 Years	rr_ExpenseExampleYear10	1,219
Annual Return 2001	rr_AnnualReturn2001	3.40%
Annual Return 2002	rr_AnnualReturn2002	1.13%
Annual Return 2003	rr_AnnualReturn2003	0.42%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	2.49%
Annual Return 2006	rr_AnnualReturn2006	4.32%
Annual Return 2007	rr_AnnualReturn2007	4.45%
Annual Return 2008	rr_AnnualReturn2008	1.93%
Annual Return 2009	rr_AnnualReturn2009	0.14%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	1.88%
MM Retail | US GOVERNMENT MONEY MARKET FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	1.51%	[1]
1 Year	rr_ExpenseExampleYear01	654
3 Years	rr_ExpenseExampleYear03	777
5 Years	rr_ExpenseExampleYear05	1,024
10 Years	rr_ExpenseExampleYear10	1,667
1 Year	rr_ExpenseExampleNoRedemptionYear01	154
3 Years	rr_ExpenseExampleNoRedemptionYear03	477
5 Years	rr_ExpenseExampleNoRedemptionYear05	824
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,667
1 Year	rr_AverageAnnualReturnYear01	(4.95%)
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	1.36%
MM Retail | US GOVERNMENT MONEY MARKET FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	1.26%	[1]
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	400
5 Years	rr_ExpenseExampleNoRedemptionYear05	692
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
MM Retail | US GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts. Information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 14 and page 15, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (for Class A shares, net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. Government, its agencies, authorities, enterprises or instrumentalities (collectively, "government-sponsored entities"), such as the Federal Home Loan Mortgage Corp. ("Freddie Mac") and the Federal National Mortgage Assn. ("Fannie Mae"). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the U.S. Government securities market as a whole and/or for individual securities.

•	Imbalances in the supply of U.S. Government securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Government-Sponsored Entities Risk: The securities in which the Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	03/31/01	1.23%
Lowest Quarter	12/31/10	0.01%
Year-to-date total return as of 9/30/2011		0.01%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.82%, 1.52% and 1.27%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if (i) the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.80% with respect to Class A Shares, 1.50% with respect to Class B Shares and 1.25% with respect to Class C Shares and (ii) the sum of the amount of such payment and the operating expenses of such class of Shares do not cause the Fund's or such class of Shares' net yield to fall below the Fund's or such class of Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Class S | 100% US TREASURY MONEY MARKET FUND
100% U.S. Treasury Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Class S 100% US TREASURY MONEY MARKET FUND Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Class S 100% US TREASURY MONEY MARKET FUND Class S Shares
Management Fees		0.30%
Distribution (12b-1) Fees		0.55%
Other Expenses		0.21%
Total Annual Fund Operating Expenses		1.06%
Fee Waivers and Expense Reimbursement		0.01%
Net Expenses	[1]	1.05%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Class S 100% US TREASURY MONEY MARKET FUND Class S Shares	107	336	584	1,293

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in U.S. Treasury securities and separately traded components of those securities called "STRIPs". The Fund may, for temporary defensive purposes, in order to meet shareholder redemptions and/or to otherwise facilitate portfolio operations, retain such portion of its assets as the Fund's portfolio managers deem appropriate in cash in a deposit account held at the Fund's custodian. Cash of the Fund held in a deposit account at the Fund's custodian is subject to the credit risk of the custodian.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasury securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.
For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/01	1.15%
Lowest Quarter	12/31/09	0.00%
Year-to-date total return as of 9/30/2011		0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Class S 100% US TREASURY MONEY MARKET FUND Class S Shares	0.01%	1.58%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Class S | 100% US TREASURY MONEY MARKET FUND | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Net Expenses	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	1,293
Annual Return 2001	rr_AnnualReturn2001	3.14%
Annual Return 2002	rr_AnnualReturn2002	0.78%
Annual Return 2003	rr_AnnualReturn2003	0.13%
Annual Return 2004	rr_AnnualReturn2004	0.25%
Annual Return 2005	rr_AnnualReturn2005	1.91%
Annual Return 2006	rr_AnnualReturn2006	3.73%
Annual Return 2007	rr_AnnualReturn2007	3.60%
Annual Return 2008	rr_AnnualReturn2008	0.62%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	1.41%
MM Class S | 100% US TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	100% U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in U.S. Treasury securities and separately traded components of those securities called "STRIPs". The Fund may, for temporary defensive purposes, in order to meet shareholder redemptions and/or to otherwise facilitate portfolio operations, retain such portion of its assets as the Fund's portfolio managers deem appropriate in cash in a deposit account held at the Fund's custodian. Cash of the Fund held in a deposit account at the Fund's custodian is subject to the credit risk of the custodian.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasury securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.
For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	03/31/01	1.15%
Lowest Quarter	12/31/09	0.00%
Year-to-date total return as of 9/30/2011		0.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Class S | CALIFORNIA TAX-FREE MONEY MARKET FUND
California Tax-Free Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income exempt from federal and California personal income taxes with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Class S CALIFORNIA TAX-FREE MONEY MARKET FUND Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Class S CALIFORNIA TAX-FREE MONEY MARKET FUND Class S Shares
Management Fees		0.30%
Distribution (12b-1) Fees		0.55%
Other Expenses		0.21%
Total Annual Fund Operating Expenses		1.06%
Fee Waivers and Expense Reimbursement		0.01%
Net Expenses	[1]	1.05%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Class S CALIFORNIA TAX-FREE MONEY MARKET FUND Class S Shares	107	336	584	1,293

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in short-term, high quality California municipal securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its total assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% of its total assets in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.
•	Imbalances in the supply of securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable debt obligations. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal securities than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in securities issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/07	0.69%
Lowest Quarter	03/31/04	0.01%
Year-to-date total return as of 9/30/2011		0.01%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Class S CALIFORNIA TAX-FREE MONEY MARKET FUND Class S Shares	0.02%	1.35%	1.06%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Class S | CALIFORNIA TAX-FREE MONEY MARKET FUND | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Net Expenses	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	1,293
Annual Return 2001	rr_AnnualReturn2001	1.59%
Annual Return 2002	rr_AnnualReturn2002	0.48%
Annual Return 2003	rr_AnnualReturn2003	0.14%
Annual Return 2004	rr_AnnualReturn2004	0.26%
Annual Return 2005	rr_AnnualReturn2005	1.37%
Annual Return 2006	rr_AnnualReturn2006	2.42%
Annual Return 2007	rr_AnnualReturn2007	2.62%
Annual Return 2008	rr_AnnualReturn2008	1.66%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	1.06%
MM Class S | CALIFORNIA TAX-FREE MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	California Tax-Free Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income exempt from federal and California personal income taxes with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its total assets in short-term, high quality California municipal securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its total assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% of its total assets in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.
•	Imbalances in the supply of securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable debt obligations. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

California State Specific Risk: By concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal securities than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and voter initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in securities issued in California, the Fund's credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	09/30/07	0.69%
Lowest Quarter	03/31/04	0.01%
Year-to-date total return as of 9/30/2011		0.01%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Class S | DIVERSIFIED MONEY MARKET FUND
Diversified Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Class S DIVERSIFIED MONEY MARKET FUND Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Class S DIVERSIFIED MONEY MARKET FUND Class S Shares
Management Fees		0.30%
Distribution (12b-1) Fees		0.55%
Other Expenses		0.20%
Total Annual Fund Operating Expenses		1.05%
Fee Waivers and Expense Reimbursement		none
Net Expenses	[1]	1.05%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.07% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Class S DIVERSIFIED MONEY MARKET FUND Class S Shares	107	334	579	1,283

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term debt securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the high quality, short-term securities market as a whole and/or for individual securities.

•	Current imbalances in the supply of high quality, short-term securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable Securities and Exchange Commission guidelines, if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/01	1.22%
Lowest Quarter	06/30/04	0.02%
Year-to-date total return as of 9/30/2011		0.02%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Class S DIVERSIFIED MONEY MARKET FUND Class S Shares	0.07%	2.22%	1.82%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Class S | DIVERSIFIED MONEY MARKET FUND | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2001	rr_AnnualReturn2001	3.36%
Annual Return 2002	rr_AnnualReturn2002	0.91%
Annual Return 2003	rr_AnnualReturn2003	0.18%
Annual Return 2004	rr_AnnualReturn2004	0.39%
Annual Return 2005	rr_AnnualReturn2005	2.26%
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	4.46%
Annual Return 2008	rr_AnnualReturn2008	2.23%
Annual Return 2009	rr_AnnualReturn2009	0.27%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	1.82%
MM Class S | DIVERSIFIED MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high quality, short-term debt securities. "High quality" securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the high quality, short-term securities market as a whole and/or for individual securities.

•	Current imbalances in the supply of high quality, short-term securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable Securities and Exchange Commission guidelines, if they believe it is in the best interest of the Fund's shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	03/31/01	1.22%
Lowest Quarter	06/30/04	0.02%
Year-to-date total return as of 9/30/2011		0.02%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.07% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Class S | Treasury Plus Money Market Fund
Treasury Plus Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Class S Treasury Plus Money Market Fund Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Class S Treasury Plus Money Market Fund Class S Shares
Management Fees		0.30%
Distribution (12b-1) Fees		0.55%
Other Expenses		0.24%
Total Annual Fund Operating Expenses		1.09%
Fee Waivers and Expense Reimbursement		0.04%
Net Expenses	[1]	1.05%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Class S Treasury Plus Money Market Fund Class S Shares	107	343	597	1,325

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also engage in reverse repurchase agreements as a method for creating leverage and for other purposes.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasuries relative to demand.

•	Liquidity, market risk and yield of various investment options, and/or

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Leverage Risk: The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Counterparty Risk: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/09	0.00%
Lowest Quarter	03/31/09	0.00%
Year-to-date total return as of 9/30/2011		0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	Since Inception	Inception Date
MM Class S Treasury Plus Money Market Fund Class S Shares	none	none	Aug 14, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Class S | Treasury Plus Money Market Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%
Net Expenses	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	597
10 Years	rr_ExpenseExampleYear10	1,325
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 14, 2008
MM Class S | Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Plus Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also engage in reverse repurchase agreements as a method for creating leverage and for other purposes.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•	Imbalances in the supply of Treasuries relative to demand.

•	Liquidity, market risk and yield of various investment options, and/or

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Leverage Risk: The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Counterparty Risk: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	03/31/09	0.00%
Lowest Quarter	03/31/09	0.00%
Year-to-date total return as of 9/30/2011		0.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

MM Class S | US GOVERNMENT MONEY MARKET FUND
U.S. Government Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	MM Class S US GOVERNMENT MONEY MARKET FUND Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		MM Class S US GOVERNMENT MONEY MARKET FUND Class S Shares
Management Fees		0.30%
Distribution (12b-1) Fees		0.55%
Other Expenses		0.21%
Total Annual Fund Operating Expenses		1.06%
Fee Waivers and Expense Reimbursement		none
Net Expenses	[1]	1.06%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.07% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MM Class S US GOVERNMENT MONEY MARKET FUND Class S Shares	108	337	585	1,294

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. Government, its agencies, authorities, enterprises or instrumentalities (collectively, "government-sponsored entities"), such as the Federal Home Loan Mortgage Corp. ("Freddie Mac") and the Federal National Mortgage Assn. ("Fannie Mae"). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the U.S. Government securities market as a whole and/or for individual securities.

•	Imbalances in the supply of U.S. Government securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Government-Sponsored Entities Risk: The securities in which the Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/01	1.16%
Lowest Quarter	03/31/04	0.01%
Year-to-date total return as of 9/30/2011		0.01%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
MM Class S US GOVERNMENT MONEY MARKET FUND Class S Shares	0.05%	2.00%	1.65%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
MM Class S | US GOVERNMENT MONEY MARKET FUND | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	1.06%	[1]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2001	rr_AnnualReturn2001	3.09%
Annual Return 2002	rr_AnnualReturn2002	0.83%
Annual Return 2003	rr_AnnualReturn2003	0.14%
Annual Return 2004	rr_AnnualReturn2004	0.33%
Annual Return 2005	rr_AnnualReturn2005	2.19%
Annual Return 2006	rr_AnnualReturn2006	4.07%
Annual Return 2007	rr_AnnualReturn2007	4.19%
Annual Return 2008	rr_AnnualReturn2008	1.67%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	1.65%
MM Class S | US GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. Government, its agencies, authorities, enterprises or instrumentalities (collectively, "government-sponsored entities"), such as the Federal Home Loan Mortgage Corp. ("Freddie Mac") and the Federal National Mortgage Assn. ("Fannie Mae"). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the U.S. Government securities market as a whole and/or for individual securities.

•	Imbalances in the supply of U.S. Government securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Government-Sponsored Entities Risk: The securities in which the Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class S from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	03/31/01	1.16%
Lowest Quarter	03/31/04	0.01%
Year-to-date total return as of 9/30/2011		0.01%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.07% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund's or Class S Shares' net yield to fall below the Fund's or Class S Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Equity Class M | COGNITIVE VALUE FUND
Cognitive Value Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Equity Class M COGNITIVE VALUE FUND Class M Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Equity Class M COGNITIVE VALUE FUND Class M Shares
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.33%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.09%
Fee Waivers and Expense Reimbursement		0.01%
Net Expenses	[3]	1.08%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class M Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.07% of the average daily net assets of the Fund attributable to Class M Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class M Shares only if the operating expenses of Class M Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class M Shares) of less than 1.02%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Class M COGNITIVE VALUE FUND Class M Shares	110	346	600	1,328

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest its assets primarily in common stocks of small capitalization value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the S&P SmallCap 600/Citigroup Value Index. The Fund may also invest in preferred stocks of small capitalization value companies. Under normal market conditions, the Fund may invest up to 25% of the Fund's assets in common and preferred stocks of microcap companies whose market capitalization, measured at the time of purchase, is less than the minimum market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index. There is no minimum market capitalization limit for the companies in which the Fund may invest. As of September 30, 2011, the market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index ranged from approximately $40.3 million to $5.3 billion. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market.

As part of the portfolio management of the Fund, the sub-adviser employs Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases) and cognitive errors. The sub-adviser attempts to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies, including up to 5% of its assets in securities of emerging market companies. The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk. In addition, the Fund may invest up to 10% of its assets in exchange-traded funds ("ETFs") to provide liquidity and diversified exposure to the small cap value markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Microcap Company Risk: Investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class M Shares from year to year and by showing how the average annual returns of the Fund's Class M Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling
1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/03	21.25%
Lowest Quarter	09/30/02	-24.05%
Year-to-date total return as of 9/30/2011		-14.04%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Equity Class M COGNITIVE VALUE FUND	1 Year	5 Years	Since Inception	Inception Date
Class M Shares	28.50%	3.81%	6.46%	May 30, 2001
Class M Shares Return After Taxes on Distributions	28.24%	2.69%	5.38%	May 30, 2001
Class M Shares Return After Taxes on Distributions and Sale of Fund Shares	18.88%	2.94%	5.33%	May 30, 2001
S&P SmallCap 600/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)	24.72%	4.06%	7.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Cognitive Value Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Equity Class M | COGNITIVE VALUE FUND | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Net Expenses	rr_NetExpensesOverAssets	1.08%	[3]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	600
10 Years	rr_ExpenseExampleYear10	1,328
Annual Return 2002	rr_AnnualReturn2002	(16.04%)
Annual Return 2003	rr_AnnualReturn2003	39.87%
Annual Return 2004	rr_AnnualReturn2004	16.66%
Annual Return 2005	rr_AnnualReturn2005	5.78%
Annual Return 2006	rr_AnnualReturn2006	22.15%
Annual Return 2007	rr_AnnualReturn2007	(4.95%)
Annual Return 2008	rr_AnnualReturn2008	(33.02%)
Annual Return 2009	rr_AnnualReturn2009	20.64%
Annual Return 2010	rr_AnnualReturn2010	28.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.05%)
1 Year	rr_AverageAnnualReturnYear01	28.50%
5 Years	rr_AverageAnnualReturnYear05	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
Equity Class M | COGNITIVE VALUE FUND | Class M Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.24%
5 Years	rr_AverageAnnualReturnYear05	2.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
Equity Class M | COGNITIVE VALUE FUND | Class M Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.88%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
Equity Class M | COGNITIVE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cognitive Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	216.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest its assets primarily in common stocks of small capitalization value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the S&P SmallCap 600/Citigroup Value Index. The Fund may also invest in preferred stocks of small capitalization value companies. Under normal market conditions, the Fund may invest up to 25% of the Fund's assets in common and preferred stocks of microcap companies whose market capitalization, measured at the time of purchase, is less than the minimum market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index. There is no minimum market capitalization limit for the companies in which the Fund may invest. As of September 30, 2011, the market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index ranged from approximately $40.3 million to $5.3 billion. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market.

As part of the portfolio management of the Fund, the sub-adviser employs Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases) and cognitive errors. The sub-adviser attempts to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies, including up to 5% of its assets in securities of emerging market companies. The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk. In addition, the Fund may invest up to 10% of its assets in exchange-traded funds ("ETFs") to provide liquidity and diversified exposure to the small cap value markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

Microcap Company Risk: Investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class M Shares from year to year and by showing how the average annual returns of the Fund's Class M Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling
1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class M Shares from year to year and by showing how the average annual returns of the Fund's Class M Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	06/30/03	21.25%
Lowest Quarter	09/30/02	-24.05%
Year-to-date total return as of 9/30/2011		-14.04%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Cognitive Value Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

Equity Class M | COGNITIVE VALUE FUND | S&P SmallCap 600/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.72%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class M Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.07% of the average daily net assets of the Fund attributable to Class M Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class M Shares only if the operating expenses of Class M Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class M Shares) of less than 1.02%. Any such recoupment would reduce the Fund's future total return.

Equity Class M | ENHANCED GROWTH FUND
Enhanced Growth Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Equity Class M ENHANCED GROWTH FUND Class M Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Equity Class M ENHANCED GROWTH FUND Class M Shares
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.33%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.09%
Fee Waivers and Expense Reimbursement		0.03%
Net Expenses	[3]	1.06%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class M Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.05% of the average daily net assets of the Fund attributable to Class M Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class M Shares only if the operating expenses of Class M Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class M Shares) of less than 1.00%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Class M ENHANCED GROWTH FUND Class M Shares	108	344	598	1,326

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest its assets primarily in common and preferred securities that the sub-adviser believes have superior sales and earnings growth potential located in the United States and abroad. It is expected that, under normal market conditions, the Fund will invest in established companies in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, and may invest in other sectors if determined by the Fund's sub-adviser to be in the shareholders' best interests. The Fund may also invest up to 25% of its assets in U.S. dollar denominated stocks and bonds of foreign companies located in both developed and emerging markets.

Using a combination of qualitative and quantitative techniques, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects. The sub-adviser seeks to add value to the Fund's portfolio through stock selection. The Fund will invest primarily in companies with market capitalizations within the market capitalization ranges of companies included in the NASDAQ-100 Index and/or the S&P North American Technology Sector Index. As of September 30, 2011, the market capitalization for companies included in the NASDAQ-100 Index and the S&P North American Technology Sector Index ranged from approximately $3.2 billion to $353.4 billion and $298.3 million to $353.4 billion, respectively. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's portfolio.

The Fund may also invest opportunistically in initial public offerings ("IPOs") and in securities of new public companies that have had their IPO within the last six months. In choosing these companies, the sub-adviser will utilize both public and private information sources to identify attractive candidates. The Fund looks to invest in opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the sub-adviser evaluates the scope of business of a company and its competitive landscape, as well as its management team's experience.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Sector Risk: The risk associated with exposure to any one sector. Because the Fund's investment universe currently consists of securities in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, the Fund has a heavy weighting in these sectors.

The Fund's investments in technology related sectors such as these expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in these sectors. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

New Public Company Risk: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class M Shares from year to year and by showing how the average annual returns of the Fund's Class M Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	18.61%
Lowest Quarter	06/30/02	-26.41%
Year-to-date total return as of 9/30/2011		-10.85%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Equity Class M ENHANCED GROWTH FUND	1 Year	5 Years	Since Inception	Inception Date
Class M Shares	16.33%	4.07%	1.08%	May 30, 2001
Class M Shares Return After Taxes on Distributions	16.33%	4.07%	1.04%	May 30, 2001
Class M Shares Return After Taxes on Distributions and Sale of Fund Shares	10.62%	3.50%	0.90%	May 30, 2001
NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)	20.14%	6.81%	2.80%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	12.65%	5.83%	1.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Enhanced Growth Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The S&P North American Technology Sector Index is a modified capitalization-weighted equity index of United States technology-related stocks.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Equity Class M | ENHANCED GROWTH FUND | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Net Expenses	rr_NetExpensesOverAssets	1.06%	[3]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	598
10 Years	rr_ExpenseExampleYear10	1,326
Annual Return 2002	rr_AnnualReturn2002	(35.51%)
Annual Return 2003	rr_AnnualReturn2003	46.36%
Annual Return 2004	rr_AnnualReturn2004	9.19%
Annual Return 2005	rr_AnnualReturn2005	0.90%
Annual Return 2006	rr_AnnualReturn2006	2.89%
Annual Return 2007	rr_AnnualReturn2007	15.77%
Annual Return 2008	rr_AnnualReturn2008	(43.84%)
Annual Return 2009	rr_AnnualReturn2009	56.89%
Annual Return 2010	rr_AnnualReturn2010	16.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.41%)
1 Year	rr_AverageAnnualReturnYear01	16.33%
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
Equity Class M | ENHANCED GROWTH FUND | Class M Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.33%
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
Equity Class M | ENHANCED GROWTH FUND | Class M Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2001
Equity Class M | ENHANCED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Enhanced Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest its assets primarily in common and preferred securities that the sub-adviser believes have superior sales and earnings growth potential located in the United States and abroad. It is expected that, under normal market conditions, the Fund will invest in established companies in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, and may invest in other sectors if determined by the Fund's sub-adviser to be in the shareholders' best interests. The Fund may also invest up to 25% of its assets in U.S. dollar denominated stocks and bonds of foreign companies located in both developed and emerging markets.

Using a combination of qualitative and quantitative techniques, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects. The sub-adviser seeks to add value to the Fund's portfolio through stock selection. The Fund will invest primarily in companies with market capitalizations within the market capitalization ranges of companies included in the NASDAQ-100 Index and/or the S&P North American Technology Sector Index. As of September 30, 2011, the market capitalization for companies included in the NASDAQ-100 Index and the S&P North American Technology Sector Index ranged from approximately $3.2 billion to $353.4 billion and $298.3 million to $353.4 billion, respectively. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's portfolio.

The Fund may also invest opportunistically in initial public offerings ("IPOs") and in securities of new public companies that have had their IPO within the last six months. In choosing these companies, the sub-adviser will utilize both public and private information sources to identify attractive candidates. The Fund looks to invest in opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the sub-adviser evaluates the scope of business of a company and its competitive landscape, as well as its management team's experience.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Sector Risk: The risk associated with exposure to any one sector. Because the Fund's investment universe currently consists of securities in the semiconductor, semiconductor equipment, hardware, software, services, communications and biotechnology sectors, the Fund has a heavy weighting in these sectors.

The Fund's investments in technology related sectors such as these expose the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in these sectors. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

New Public Company Risk: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class M Shares from year to year and by showing how the average annual returns of the Fund's Class M Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class M Shares from year to year and by showing how the average annual returns of the Fund's Class M Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and one additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	06/30/09	18.61%
Lowest Quarter	06/30/02	-26.41%
Year-to-date total return as of 9/30/2011		-10.85%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard Enhanced Growth Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The S&P North American Technology Sector Index is a modified capitalization-weighted equity index of United States technology-related stocks.

Equity Class M | ENHANCED GROWTH FUND | NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.14%
5 Years	rr_AverageAnnualReturnYear05	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Equity Class M | ENHANCED GROWTH FUND | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%

[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class M Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.05% of the average daily net assets of the Fund attributable to Class M Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class M Shares only if the operating expenses of Class M Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class M Shares) of less than 1.00%. Any such recoupment would reduce the Fund's future total return.

Equity Class M | INTERNATIONAL OPPORTUNITIES FUND
International Opportunities Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Equity Class M INTERNATIONAL OPPORTUNITIES FUND Class M Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Equity Class M INTERNATIONAL OPPORTUNITIES FUND Class M Shares
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.27%
Fee Waivers and Expense Reimbursement		0.15%
Net Expenses	[1]	1.12%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class M Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.12% of the average daily net assets of the Fund attributable to Class M Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class M Shares only if the operating expenses of Class M Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class M Shares) of less than 1.27%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Class M INTERNATIONAL OPPORTUNITIES FUND Class M Shares	114	388	683	1,521

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions. Under normal circumstances, HighMark International Opportunities Fund will invest at least 65% of its assets, measured at the time of purchase, in equity securities of non-U.S. companies.

The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion and risk premiums. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models rank securities according to various measures of value, momentum, quality and analysts' expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because global economies are not synchronized, the relative importance of these factors varies by country. The sub-adviser generally overweights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The sub-adviser aims to remain broadly neutral with respect to sectors. In overweighting and underweighting, the sub-adviser may consider global market indices and its own estimates of competitor portfolio weightings.

In addition to the foregoing, the Fund may invest in equity securities, such as common and preferred stocks, of foreign issuers. The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives, for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"), to provide diversified exposure to different international markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Hedging Risk: When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class M Shares from year to year and by showing how the average annual returns of the Fund's Class M Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	22.97%
Lowest Quarter	09/30/08	-22.29%
Year-to-date total return as of 9/30/2011		-18.80%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Equity Class M INTERNATIONAL OPPORTUNITIES FUND	1 Year	5 Years	10 Years
Class M Shares	12.01%	3.95%	5.62%
Class M Shares Return After Taxes on Distributions	11.82%	3.11%	5.00%
Class M Shares Return After Taxes on Distributions and Sale of Fund Shares	8.44%	3.31%	4.78%
MSCI All Country World ex-U.S. Index Gross (reflects no deduction for fees, expenses or taxes)	11.60%	5.29%	5.97%
MSCI EAFE Index Net (reflects no deduction for fees or expenses)	7.75%	2.46%	3.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard International Equity Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The MSCI EAFE Index Net is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It is comprised of the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Equity Class M | INTERNATIONAL OPPORTUNITIES FUND | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Net Expenses	rr_NetExpensesOverAssets	1.12%	[1]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	388
5 Years	rr_ExpenseExampleYear05	683
10 Years	rr_ExpenseExampleYear10	1,521
Annual Return 2001	rr_AnnualReturn2001	(21.50%)
Annual Return 2002	rr_AnnualReturn2002	(12.71%)
Annual Return 2003	rr_AnnualReturn2003	43.85%
Annual Return 2004	rr_AnnualReturn2004	19.70%
Annual Return 2005	rr_AnnualReturn2005	20.68%
Annual Return 2006	rr_AnnualReturn2006	27.25%
Annual Return 2007	rr_AnnualReturn2007	18.71%
Annual Return 2008	rr_AnnualReturn2008	(44.88%)
Annual Return 2009	rr_AnnualReturn2009	30.11%
Annual Return 2010	rr_AnnualReturn2010	12.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.29%)
1 Year	rr_AverageAnnualReturnYear01	12.01%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Equity Class M | INTERNATIONAL OPPORTUNITIES FUND | Class M Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Equity Class M | INTERNATIONAL OPPORTUNITIES FUND | Class M Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.44%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	4.78%
Equity Class M | INTERNATIONAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions. Under normal circumstances, HighMark International Opportunities Fund will invest at least 65% of its assets, measured at the time of purchase, in equity securities of non-U.S. companies.

The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion and risk premiums. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models rank securities according to various measures of value, momentum, quality and analysts' expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because global economies are not synchronized, the relative importance of these factors varies by country. The sub-adviser generally overweights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The sub-adviser aims to remain broadly neutral with respect to sectors. In overweighting and underweighting, the sub-adviser may consider global market indices and its own estimates of competitor portfolio weightings.

In addition to the foregoing, the Fund may invest in equity securities, such as common and preferred stocks, of foreign issuers. The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives, for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"), to provide diversified exposure to different international markets and sectors.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.

This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Hedging Risk: When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class M Shares from year to year and by showing how the average annual returns of the Fund's Class M Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class M Shares from year to year and by showing how the average annual returns of the Fund's Class M Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	06/30/09	22.97%
Lowest Quarter	09/30/08	-22.29%
Year-to-date total return as of 9/30/2011		-18.80%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pursuant to an agreement and plan of reorganization between the Fund and Bailard International Equity Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.

The MSCI EAFE Index Net is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It is comprised of the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East.

[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class M Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.12% of the average daily net assets of the Fund attributable to Class M Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class M Shares only if the operating expenses of Class M Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class M Shares) of less than 1.27%. Any such recoupment would reduce the Fund's future total return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 1, 2011